          As filed with the Securities and Exchange Commission on April 29, 2002
                                                              File Nos. 33-34813
                                                                        811-2143
================================================================================
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE
         SECURITIES ACT OF 1933                      [_]

         PRE-EFFECTIVE AMENDMENT NO.                 [_]
         POST-EFFECTIVE AMENDMENT NO. 13             [X]

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                             AMENDMENT NO. 32 [ X ]
                        (Check Appropriate Box or Boxes)

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U
                           (Exact Name of Registrant)

                       JOHN HANCOCK LIFE INSURANCE COMPANY
                               (Name of Depositor)

                INSURANCE & SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                      JOHN HANCOCK PLACE, BOSTON, MA 02117
         (Address Of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, Including Area Code: (617) 572-9196

                           ARNOLD R. BERGMAN, ESQUIRE
                       JOHN HANCOCK LIFE INSURANCE COMPANY
                INSURANCE & SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                               JOHN HANCOCK PLACE
                                BOSTON, MA 02117
                     (Name and Address of Agent for Service)

                            -------------------------

                                    Copy to:
                               THOMAS C. LAUERMAN
                              Foley & Lardner 3000
                                 K Street, N.W.

                             Washington, D.C. 20007
                           --------------------------

It is proposed that this filing become effective (check appropriate box)

[_]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on May 1, 2002 pursuant to paragraph (b) of Rule 485
[_]  60 days after filing pursuant to paragraph (a) (1) of Rule 485
[_]  on (date) pursuant to paragraph (a) (1) of Rule 485

If appropriate check the following box

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to Rule 24f-2, Registrant has registered an indefinite amount of securities under the Securities Act of 1933 and filed its Notice for fiscal year 2001 pursuant to Rule 24f-2 on March 20, 2002.

                          PROSPECTUS DATED MAY 1, 2002
      ---------------------------------------------------------------------
                          INDEPENDENCE VARIABLE ANNUITY
      ---------------------------------------------------------------------
      a deferred combination fixed and variable annuity contract issued by
              JOHN HANCOCK LIFE INSURANCE COMPANY ("JOHN HANCOCK")
                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

     The contract enables you to earn fixed rates of interest that we declare under our fixed investment option and investment-based returns in the following variable investment options:

-------------------------------------------------------------------------------------------------------------
  VARIABLE INVESTMENT OPTION               MANAGED BY
  --------------------------               ----------
  Equity Index ..........................  SSgA Funds Management, Inc.
  Large Cap Value .......................  T. Rowe Price Associates, Inc.
  Large Cap Value CORE(SM) ..............  Goldman Sachs Asset Management
  Large Cap Growth ......................  Independence Investment LLC
  Large Cap Aggressive Growth ...........  Alliance Capital Management L.P.
  Growth & Income .......................  Independence Investment LLC and Putnam Investment Management LLC
  Fundamental Value .....................  Wellington Management Company, LLP
  Multi Cap Growth ......................  Janus Capital Management LLC
  Fundamental Growth ....................  Putnam Investment Management LLC
  Small/Mid Cap CORE(SM) ................  Goldman Sachs Asset Management
  Small/Mid Cap Growth ..................  Wellington Management Company, LLP
  Small Cap Equity ......................  Capital Guardian Trust Company
  Small Cap Value .......................  T. Rowe Price Associates, Inc.
  Small Cap Growth ......................  John Hancock Advisers, LLC
  International Equity Index ............  Independence Investment LLC
  International Opportunities ...........  T. Rowe Price International, Inc.
  Emerging Markets Equity ...............  Morgan Stanley Investment Management Inc.
  Real Estate Equity ....................  Independence Investment LLC and Morgan Stanley Investment
                                           Management Inc.
  Managed ...............................  Independence Investment LLC and Capital Guardian Trust Company
  Global Balanced .......................  Capital Guardian Trust Company
  Short-Term Bond .......................  Independence Investment LLC
  Bond Index ............................  Mellon Bond Associates, LLP
  Active Bond ...........................  John Hancock Advisers, LLC
  High Yield Bond .......................  Wellington Management Company, LLP
  Global Bond ...........................  Capital Guardian Trust Company
  Money Market ..........................  Wellington Management Company, LLP
-------------------------------------------------------------------------------------------------------------

     The variable investment options shown on page 1 are those available as of the date of this prospectus. We may add, modify or delete variable investment options in the future.

     When you select one or more of these variable investment options, we invest your money in the corresponding investment option(s) of the John Hancock Variable Series Trust I ("the Series Fund"). In this prospectus, the investment options of the Series Fund are referred to as funds. In the prospectuses for the Series Fund, the investment options may also be referred to as "funds," "portfolios" or "series."

     The Series Fund is a so-called "series" type mutual fund registered with the Securities and Exchange Commission ("SEC"). The investment results of each variable investment option you select will depend on those of the corresponding fund of the Series Fund. Each of the funds is separately managed and has its own investment objective and strategies. Attached at the end of this prospectus is a prospectus for the Series Fund. The Series Fund prospectus contains detailed information about each available fund. Be sure to read that prospectus before selecting any of the variable investment options shown on page 1.

     For amounts you don't wish to invest in a variable investment option, you can allocate to the fixed investment option if permitted in your local jurisdiction. We invest the assets allocated to the fixed investment option in our general account and they earn interest at a fixed rate, declared by us, subject to a 3% minimum. Neither our general account nor any interests in our general account are registered with the SEC or subject to the Federal securities laws.

     We refer to the variable investment options and the fixed investment option together as investment options.


                      JOHN HANCOCK ANNUITY SERVICING OFFICE

               MAIL DELIVERY:                          PHONE:
               --------------                          ------
               529 Main Street                     1-800-732-5543
           Charlestown, MA 02129                        FAX:
                                                        ----
                                                   1-800-886-3048






Contracts are not deposits or obligations of, or insured, endorsed, or guaranteed by the U.S. Government, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency, entity or person, other than John Hancock. They involve investment risks including the possible loss of principal.


********************************************************************************


     Please note that the SEC has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                            GUIDE TO THIS PROSPECTUS

     This prospectus contains information that you should know before you buy a contract or exercise any of your rights under the contract. We have arranged the prospectus in the following way:

          .    The first section contains an "INDEX OF KEY WORDS."

          . Behind the index is the "FEE TABLE." This section highlights the various fees and expenses you will pay directly or indirectly, if you purchase a contract.

          . The next section is called "BASIC INFORMATION." It contains basic information about the contract presented in a question and answer format. You should read the Basic Information before reading any other section of the prospectus.

          . Behind the Basic Information is "ADDITIONAL INFORMATION." This section gives more details about the contract. It generally does not repeat information contained in the Basic Information.

The Series Fund's prospectus is attached at the end of this prospectus. You should save this prospectuses for future reference.

--------------------------------------------------------------------------------
                                IMPORTANT NOTICES

This is the prospectus - it is not the contract. The prospectus simplifies many contract provisions to better communicate the contract's essential features. Your rights and obligations under the contract will be determined by the language of the contract itself. On request, we will provide the form of contract for you to review. In any event, when you receive your contract, we suggest you read it promptly.

We've also filed with the SEC a "Statement of Additional Information," dated May 1, 2002. This Statement contains detailed information not included in the prospectus. Although a separate document from this prospectus, the Statement of Additional Information has the same legal effect as if it were a part of this prospectus. We will provide you with a free copy of the Statement upon your request. To give you an idea what's in the Statement, we have included a copy of the Statement's table of contents on page 31.

The contracts are not available in all states. This prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is unlawful to make or solicit an offer in that state.


-------------------------------------------------------------------------------

                               INDEX OF KEY WORDS

We define or explain each of the following key words used in this prospectus on the pages shown below:

KEY WORD                                                                   PAGE
Accumulation units.....................................................       21
Annuitant..............................................................       10
Annuity payments.......................................................       12
Annuity period.........................................................       21
Contract year..........................................................       10
Date of issue..........................................................       10
Date of maturity.......................................................       21
Free withdrawal amount.................................................       15
Funds..................................................................        2
Fixed investment option................................................        2
Investment options.....................................................        2
Premium payments.......................................................       10
Surrender..............................................................       15
Surrender value........................................................       17
Variable investment options............................................    cover
Withdrawal.............................................................       15
Withdrawal charge......................................................       15

                                    FEE TABLE

     The following fee table shows the various fees and expenses that you will pay, either directly or indirectly, if you purchase a contract. The table does not include charges for premium taxes (which may vary by state).

CONTRACTOWNER TRANSACTION EXPENSES AND ANNUAL CONTRACT FEE

          .    Maximum Withdrawal Charge (as % of amount withdrawn)           8%

          .    Annual Contract Fee (applies only to contracts of less
               than $10,000)                                              $  30

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A % OF THE AVERAGE TOTAL VALUE OF THE CONTRACT)

          .    Mortality and Expense Risk Charge                           0.90%
          .    Administrative Services Charge                              0.50%
                                                                           -----
          .    Total Annual Contract Charge                                1.40%

               These annual contract expenses don't apply to amounts held in the fixed investment option.

ANNUAL FUND EXPENSES (BASED ON % OF AVERAGE NET ASSETS)

     The funds must pay investment management fees and other operating expenses. These fees and expenses are different for each fund and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select. We may receive payments from a fund or its affiliates at an annual rate of up to approximately 0.35% of the average net assets that holders of our variable life insurance policies and variable annuity contracts have invested in that fund. Any such payments do not, however, result in any charge to you in addition to what is disclosed below.

     The following figures for the funds are based on historical fund expenses, as a percentage (rounded to two decimal places) of each fund's average daily net assets for 2001, except as indicated in the Notes appearing at the end of this table. Expenses of the funds are not fixed or specified under the terms of the contracts, and those expenses may vary from year to year.


                                                                                                       -------------  Total Fund
                                                                                                        Total Fund     Operating
                                                        Investment  Distribution and  Other Operating    Operating      Expense
                                                        Management      Service        Expenses With   Expenses With     Absent
Fund Name                                                   Fee       (12b-1) Fees     Reimbursement   Reimbursement  Reimbursemt
---------                                               ----------  ----------------  ---------------  -------------  -----------
JOHN HANCOCK VARIABLE SERIES TRUST I (NOTE 1):
Equity Index .......................................      0.13%           N/A              0.07%           0.20%        0.20%
Large Cap Value ....................................      0.75%           N/A              0.08%           0.83%        0.83%
Large Cap Value CORE (SM) ..........................      0.75%           N/A              0.10%           0.85%        0.88%
Large Cap Growth ...................................      0.38%           N/A              0.03%           0.41%        0.41%
Large Cap Aggressive Growth ........................      0.87%           N/A              0.10%           0.97%        1.06%
Growth & Income ....................................      0.67%           N/A              0.05%           0.72%        0.72%
Fundamental Value * ................................      0.89%           N/A              0.10%           0.99%        1.20%
Multi Cap Growth* ..................................      0.93%           N/A              0.10%           1.03%        1.03%
Fundamental Growth .................................      0.90%           N/A              0.10%           1.00%        1.19%
Small/Mid Cap CORE (SM) ............................      0.80%           N/A              0.10%           0.90%        1.15%
Small/Mid Cap Growth ...............................      0.97%           N/A              0.10%           1.07%        1.07%
Small Cap Equity ...................................      0.90%           N/A              0.10%           1.00%        1.02%
Small Cap Value ....................................      0.95%           N/A              0.10%           1.05%        1.08%
Small Cap Growth ...................................      1.05%           N/A              0.10%           1.15%        1.17%
International Equity Index .........................      0.17%           N/A              0.10%           0.27%        0.40%
International Opportunities ........................      1.14%           N/A              0.10%           1.24%        1.39%
Emerging Markets Equity ............................      1.52%           N/A              0.10%           1.62%        4.24%
                                                                                                       -------------

                                                                                                       -------------   Total Fund
                                                                                                        Total Fund     Operating
                                                        Investment  Distribution and  Other Operating    Operating      Expense
                                                        Management      Service        Expenses With   Expenses With     Absent
Fund Name                                                   Fee       (12b-1) Fees     Reimbursement   Reimbursement  Reimbursement
---------                                               ----------  ----------------  ---------------  -------------  -------------
JOHN HANCOCK VARIABLE SERIES
  TRUST I - CONTINUED (NOTE 1):
Real Estate Equity ...............................         1.00%           N/A              0.07%           1.07%         1.07%
Managed ..........................................         0.67%           N/A              0.06%           0.73%         0.73%
Global Balanced ..................................         1.05%           N/A              0.10%           1.15%         1.36%
Short-Term Bond ..................................         0.60%           N/A              0.08%           0.68%         0.68%
Bond Index .......................................         0.15%           N/A              0.09%           0.24%         0.24%
Active Bond ......................................         0.62%           N/A              0.05%           0.67%         0.67%
High Yield Bond ..................................         0.80%           N/A              0.10%           0.90%         1.00%
Global Bond ......................................         0.85%           N/A              0.10%           0.95%         0.95%
Money Market .....................................         0.25%           N/A              0.07%           0.32%         0.32%
                                                                                                       -------------

   NOTES TO ANNUAL FUND EXPENSES
     (1) Under its current investment management agreements with the John Hancock Variable Series Trust I, John Hancock Life Insurance Company reimburses a fund when the fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets (0.00% for Equity Index). Percentages shown for the Large Cap Value and Small Cap Value funds are calculated as if the current management fee schedules, which apply to these funds effective May 1, 2001, were in effect for all of 2001. Percentages shown for the Multi Cap Growth, Small/Mid Cap Growth, Small Cap Growth, International Opportunities, Emerging Markets Equity, Short-Term Bond and High Yield Bond funds are calculated as if the current management fee schedules, which apply to these funds effective October 1, 2001, were in effect for all of 2001. "CORE(SM)" is a service mark of Goldman, Sachs & Co.

     * Fundamental Value was formerly "Large/Mid Cap Value" and Multi Cap Growth was formerly "Mid Cap Growth."


EXAMPLES

The examples on the following two pages illustrate the current expenses you would pay, directly or indirectly, on a $1,000 investment allocated to one of the variable investment options, assuming a 5% annual return on assets. These examples do not include any applicable premium taxes. The examples should not be considered representations of past or future expenses; actual charges may be greater or less than those shown above. The examples assume fund expenses at rates set forth above for 2001, after reimbursements. The annual contract fee has been included as an annual percentage of assets.

Example I

     If you "surrender" (turn in) your contract at the end of the applicable time period, you would pay:

     ----------------------------------------------------------------------
                                     1 YEAR   3 YEARS  5 YEARS   10 YEARS
     ----------------------------------------------------------------------
       Equity Index                   $ 88     $123     $150       $192
     ----------------------------------------------------------------------
       Large Cap Value                $ 95     $142     $183       $258
     ----------------------------------------------------------------------
       Large Cap Value CORE(SM)       $ 95     $142     $184       $261
     ----------------------------------------------------------------------
       Large Cap Growth               $ 91     $129     $161       $215
     ----------------------------------------------------------------------
       Large Cap Aggressive Growth    $ 96     $146     $190       $273
     ----------------------------------------------------------------------
       Growth & Income                $ 94     $139     $177       $247
     ----------------------------------------------------------------------
       Fundamental Value              $ 96     $147     $191       $275
     ----------------------------------------------------------------------
       Multi Cap Growth               $ 97     $148     $193       $279
     ----------------------------------------------------------------------
       Fundamental Growth             $ 97     $147     $191       $276
     ----------------------------------------------------------------------
       Small/Mid Cap CORE(SM)         $ 96     $144     $186       $266
     ----------------------------------------------------------------------
       Small/Mid Cap Growth           $ 97     $149     $195       $283
     ----------------------------------------------------------------------
       Small Cap Equity               $ 97     $147     $191       $276
     ----------------------------------------------------------------------
       Small Cap Value                $ 97     $149     $194       $281
     ----------------------------------------------------------------------
       Small Cap Growth               $ 98     $152     $199       $290
     ----------------------------------------------------------------------
       International Equity Index     $ 89     $125     $154       $200
     ----------------------------------------------------------------------
       International Opportunities    $ 99     $154     $203       $299
     ----------------------------------------------------------------------
       Emerging Markets Equity        $103     $166     $222       $336
     ----------------------------------------------------------------------
       Real Estate Equity             $ 97     $149     $195       $283
     ----------------------------------------------------------------------
       Managed                        $ 94     $139     $178       $248
     ----------------------------------------------------------------------
       Global Balanced                $ 98     $152     $199       $290
     ----------------------------------------------------------------------
       Short-Term Bond                $ 93     $137     $175       $243
     ----------------------------------------------------------------------
       Bond Index                     $ 89     $124     $152       $197
     ----------------------------------------------------------------------
       Active Bond                    $ 93     $137     $175       $242
     ----------------------------------------------------------------------
       High Yield Bond                $ 96     $144     $186       $266
     ----------------------------------------------------------------------
       Global Bond                    $ 96     $146     $189       $271
     ----------------------------------------------------------------------
       Money Market                   $ 90     $126     $156       $205
     ----------------------------------------------------------------------

Example II

     If you begin receiving payments under one of our annuity payment options at the end of the applicable time period, or if you do not surrender your contact, you would pay:

     ----------------------------------------------------------------------
                                     1 YEAR   3 YEARS  5 YEARS   10 YEARS
     ----------------------------------------------------------------------
       Equity Index                   $16      $51     $ 88       $192
     ----------------------------------------------------------------------
       Large Cap Value                $23      $70     $120       $258
     ----------------------------------------------------------------------
       Large Cap Value CORE(SM)       $23      $71     $122       $261
     ----------------------------------------------------------------------
       Large Cap Growth               $19      $58     $ 99       $215
     ----------------------------------------------------------------------
       Large Cap Aggressive Growth    $24      $75     $128       $273
     ----------------------------------------------------------------------
       Growth & Income                $22      $67     $115       $247
     ----------------------------------------------------------------------
       Fundamental Value              $24      $75     $129       $275
     ----------------------------------------------------------------------
       Multi Cap Growth               $25      $76     $131       $279
     ----------------------------------------------------------------------
       Fundamental Growth             $25      $75     $129       $276
     ----------------------------------------------------------------------
       Small/Mid Cap CORE(SM)         $24      $72     $124       $266
     ----------------------------------------------------------------------
       Small/Mid Cap Growth           $25      $78     $133       $283
     ----------------------------------------------------------------------
       Small Cap Equity               $25      $75     $129       $276
     ----------------------------------------------------------------------
       Small Cap Value                $25      $77     $132       $281
     ----------------------------------------------------------------------
       Small Cap Growth               $26      $80     $137       $290
     ----------------------------------------------------------------------
       International Equity Index     $17      $53     $ 92       $200
     ----------------------------------------------------------------------
       International Opportunities    $27      $83     $141       $299
     ----------------------------------------------------------------------
       Emerging Markets Equity        $31      $94     $160       $336
     ----------------------------------------------------------------------
       Real Estate Equity             $25      $78     $133       $283
     ----------------------------------------------------------------------
       Managed                        $22      $67     $115       $248
     ----------------------------------------------------------------------
       Global Balanced                $26      $80     $137       $290
     ----------------------------------------------------------------------
       Short-Term Bond                $21      $66     $113       $243
     ----------------------------------------------------------------------
       Bond Index                     $17      $52     $ 90       $197
     ----------------------------------------------------------------------
       Active Bond                    $21      $65     $112       $242
     ----------------------------------------------------------------------
       High Yield Bond                $24      $72     $124       $266
     ----------------------------------------------------------------------
       Global Bond                    $24      $74     $127       $271
     ----------------------------------------------------------------------
       Money Market                   $18      $55     $ 94       $205
     ----------------------------------------------------------------------

                                BASIC INFORMATION

     This "Basic Information" section provides answers to commonly asked questions about the contract. Here are the page numbers where the questions and answers appear:

     QUESTION                                                                           STARTING ON PAGE
     --------                                                                           ----------------
What is the contract?  .............................................................            10

Who owns the contract?  ............................................................            10

Is the owner also the annuitant?  ..................................................            10

How can I invest money in a contract?  .............................................            10

How will the value of my investment in the contract change over time? ..............            11

What annuity benefits does the contract provide?  ..................................            12

To what extent can John Hancock vary the terms and conditions of the contracts? ....            12

What are the tax consequences of owning a contract? ................................            12

How can I change my contract's investment options? .................................            13

What fees and charges will be deducted from my contract? ...........................            14

How can I withdraw money from my contract? .........................................            17

What happens if the annuitant dies before my contract's date of maturity? ..........            17

Can I return my contract? ..........................................................            18

WHAT IS THE CONTRACT?

     The contract is a deferred payment variable annuity contract. An annuity contract provides a person (known as the "annuitant" or "payee") with a series of periodic payments. Because this contract is also a "deferred payment" contract, the annuity payments will begin on a future date, called the contract's "date of maturity." Under a "variable annuity" contract, the amount you have invested can increase or decrease in value daily based upon the value of the variable investment options chosen.

WHO OWNS THE CONTRACT?

     That's up to you. Unless the contract provides otherwise, the owner of the contract is the person who can exercise the rights under the contract, such as the right to choose the investment options or the right to surrender the contract. In many cases, the person buying the contract will be the owner. However, you are free to name another person or entity (such as a trust) as owner. In writing this prospectus, we've assumed that you, the reader, are the person or persons entitled to exercise the rights and obligations under discussion.

IS THE OWNER ALSO THE ANNUITANT?

     In many cases, the same person is both the annuitant and the owner of a contract. The annuitant is the person whose lifetime is used to measure the period of time when we make various forms of annuity payments. Also, the annuitant receives payments from us under any annuity option that commences during the annuitant's lifetime. We may permit you to name another person as annuitant or joint annuitant if that person meets our underwriting standards. We may also permit you to name as joint annuitants two persons other than yourself if those persons meet our underwriting standards.

HOW CAN I INVEST MONEY IN A CONTRACT?

Premium payments

     We call the investments you make in your contract premiums or premium payments. You need at least a $1,000 initial premium payment to purchase a contract. Any subsequent scheduled premium payments must be at least $50. If you fail to make a specified premium payment when it's due, your contract will nevertheless remain if force.

Applying for a contract

     An authorized representative of John Hancock through whom you purchase your contract will assist you in (1) completing an application for a contract and (2) transmitting it, along with your initial premium payment, to the John Hancock Annuity Servicing Office.

     Once we receive your initial premium payment and all necessary information, we will issue your contract and invest your initial premium payment within two business days. If the information is not in good order, we will contact you to get the necessary information. If for some reason, we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

     We measure the years and anniversaries of your contract from its date of issue. We use the term contract year to refer to each period of time between anniversaries of your contract's date of issue.

Limits on premium payments

     You can make premium payments of up to $500,000 in any one contract year ($100,000 into the fixed investment option, after the initial premium payment which can be as much as $500,000). The total of all new premium payments and transfers that you allocate to any one variable investment option in any one contract year may not exceed $500,000. While the annuitant is alive and the contract is in force, you can make premium payments at any time before the annuitant's 85 1/2 birthday.

     We will not issue a contract if the proposed annuitant is age 85 or older. We may waive any of these limits, however.

Ways to make premium payments

     Premium payments made by check or money order should be:

..    drawn on a U.S. bank,

..    drawn in U.S. dollars, and

..    made payable to "John Hancock."

     We will not accept credit card checks. Nor will we accept starter or third party checks that fail to meet our administrative requirements. Premium payments after the initial premium payment should be sent to the John Hancock Annuity Servicing Office at the address shown on page 2 of this prospectus. We will accept your initial premium payment by exchange from another insurance company. You can find information about other methods of premium payment by contacting your John Hancock representative or by contacting the John Hancock Annuity Servicing Office.

     Once we have issued your contract and it becomes effective, we credit you with any additional premiums you pay as of the day we receive them at the John Hancock Annuity Servicing Office.

HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT CHANGE OVER TIME?

     Prior to a contract's date of maturity, the amount you've invested in any variable investment option will increase or decrease based upon the investment experience of the corresponding fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in the fund directly and reinvested all fund dividends and distributions in additional shares.

     Like a regular mutual fund, each fund deducts investment management fees and other operating expenses. These expenses are shown in the fee table on page
5. However, unlike a mutual fund, we will also deduct charges relating to the annuity guarantees and other features provided by the contract. These charges reduce your investment performance and the amount we have credited to your contract in any variable investment option. We describe these charges under "What fees and charges will be deducted from my contract?" beginning on page 14.

     Each premium payment you allocate to the fixed investment option will earn interest (calculated on a compounded basis) at our declared rate in effect at the time of the deposit into the fixed investment option. From time to time, we declare new rates, subject to a 3% minimum. For purposes of crediting interest, transfers from a variable investment option will be treated as a premium payment.

     Under current practice, we credit interest to amounts allocated to the fixed investment option based on the size of the initial premium payment, We credit a higher rate for initial premium payments of $10,000 or more. The rate of interest credited on each amount varies based upon when that amount was allocated to the fixed investment option.

     At any time before the date of maturity, the total value of your contract equals

..    the total amount you invested,

..    minus all charges we deduct,

..    minus all withdrawals you have made,

..    plus or minus each variable investment option's positive or negative investment return that we credit daily to any of your contract's value daily while it is in that option, and

..    plus the interest we credit to any of your contract's value while it is in the fixed investment option.

WHAT ANNUITY BENEFITS DOES A CONTRACT PROVIDE?

     If your contract is still in effect on its date of maturity, it enters what is called the annuity period. During the annuity period, we make a series of fixed or variable payments to you as provided under one of our several annuity options. The form in which we will make the annuity payments, and the proportion of such payments that will be on a fixed basis and on a variable basis, depend on the elections that you have in effect on the date of maturity. Therefore you should exercise care in selecting your date of maturity and your choices that are in effect on that date.

     You should carefully review the discussion under "The annuity period," beginning on page 21, for information about all of these choices you can make.

TO WHAT EXTENT CAN JOHN HANCOCK VARY THE TERMS AND CONDITIONS OF THE CONTRACTS?

State law insurance requirements

     Insurance laws and regulations apply to us in every state in which our contracts are sold. As a result, various terms and conditions of your contract may vary from the terms and conditions described in this prospectus, depending upon where you reside. These variations will be reflected in your contract or in endorsements attached to your contract.

Variations in charges or rates

     We may vary the charges, guarantee periods, and other terms of our contracts where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the contracts. These include the types of variations discussed under "Certain changes" in the Additional Information section of this prospectus.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

     In most cases, no income tax will have to be paid on amounts you earn under a contract until these earnings are paid out. All or part of the following distributions from a contract may constitute a taxable payout of earnings:

..    partial withdrawal,

..    full withdrawal ("surrender"),

..    payment of any death benefit proceeds, and

..    periodic payments under one of our annuity payment options.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

..    the type of the distribution

..    when the distribution is made

..    the nature of any tax-qualified retirement plan for which the contract is being used

..    the circumstances under which the payments are made

     If your contract is issued in connection with a tax-qualified retirement plan, all or part of your premium payments may be tax-deductible.

     Special 10% tax penalties apply in many cases to the taxable portion of any distributions from a contract before you reach age 59 1/2. Also, most tax-qualified plans require that distributions from a contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the contract.

     THE FAVORABLE TAX BENEFITS AVAILABLE FOR ANNUITY CONTRACTS ISSUED IN CONNECTION WITH AN INDIVIDUAL RETIREMENT ANNUITY PLAN OR OTHER TAX-QUALIFIED RETIREMENT PLAN, ARE ALSO GENERALLY AVAILABLE FOR OTHER TYPES OF INVESTMENTS OF TAX-QUALIFIED PLANS, SUCH AS INVESTMENTS IN MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. YOU SHOULD CAREFULLY CONSIDER WHETHER THE EXPENSES UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A TAX-QUALIFIED PLAN, AND THE INVESTMENT OPTIONS, DEATH BENEFITS AND LIFETIME ANNUITY INCOME OPTIONS PROVIDED UNDER SUCH AN ANNUITY CONTRACT, ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES.

HOW CAN I CHANGE MY CONTRACT'S INVESTMENT OPTIONS?

Allocation of premium payments

     When you apply for your contract, you specify the investment options in which your premium payments will be allocated. You may change this investment allocation for future premium payments at any time. Any change in allocation will be effective as of receipt of your request at the John Hancock Annuity Servicing Office.

     At any one time, you may invest in up to 10 of the available investment options. Currently, you may use a maximum of 18 investment options over the life of your contract. For purposes of this limit, each contribution or transfer of assets into an investment option that you are not then using counts as one "use" of an investment option, even if you had used that option at an earlier time.

Transferring your assets

     Up to 12 times during each year of your contract, you may transfer, free of charge, all or part of the assets held in one investment option to any other investment option. We reserve the right to assess a charge of up to $25 for transfer beyond the first 12 transfers per year.

     A number of restrictions apply to transfers in general. You may NOT:

..    transfer assets within 30 days prior to the contract's date of maturity,

..    transfer more than $500,000 in a contract year into any one variable investment option, without our prior approval,

..    make any transfer that would cause you to exceed the above-mentioned maximum of 18 investment options, or

..    make any transfer during the annuity period that would result in more than four investment options being used at once.

     In addition, certain restrictions apply specifically to transfers involving the fixed investment option. You may NOT:

..    transfer assets to or from the fixed investment option during the annuity period,

..    transfer or deposit (exclusive of the initial premium payment) more than
     $100,000 into the fixed investment option during a contract year,

..    make any transfers into the fixed investment option within six months of a transfer out of the fixed investment option,

..    transfer out of the fixed investment option more than once during a contract year and only on or within 30 days after the anniversary of your contract's issuance ("contract anniversary"),

..    transfer or deposit money into the fixed investment option after the 10th contact year, or

..    transfer out of the fixed investment option more than the greater of $500 or 20% of your assets in the fixed investment option in any one contract year.

Procedure for transferring your assets

     You may request a transfer in writing or, if you have authorized telephone transfers, by telephone or fax. All transfer requests should be directed to the John Hancock Annuity Servicing Office at the address shown on page 2. Your request should include:

..    your name,

..    daytime telephone number,

..    contract number,

..    the names of the investment options being transferred to and from each, and

..    the amount of each transfer.

The request becomes effective on the day we receive your request, in proper form, at the John Hancock Annuity Servicing Office.

Telephone transfers

     Once you have completed a written authorization, you may request a transfer by telephone or by fax. If the fax request option becomes unavailable, another means of telecommunication will be substituted.

     If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

     The contract you are purchasing was not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers. For reasons such as that, we reserve the right to change our telephone transaction policies or procedures at any time. We also reserve the right to suspend or terminate the privilege altogether.

WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT?

Mortality and expense risk charge

     We deduct a daily charge that compensates us primarily for mortality and expense risks that we assume under the contract. On an annual basis, this charge equals 0.90% of the value of the assets you have allocated to the variable investment options. (This charge does not apply to assets you have in our fixed investment option.)

     In return for mortality risk charge, we assume the risk that annuitants as a class will live longer than expected, requiring us to a pay greater number of annuity payments. In return for the expense risk charge, we assume the risk that our expenses relating to the contracts may be higher than we expected when we set the level of the contracts' other fees and charges, or that our revenues from such other sources will be less.

Administrative services charge

     We deduct a daily charge for administrative and clerical services that the contracts require us to provide. On an annual basis, this charge equals 0.50% of the value of the assets you have allocated to the variable investment options.

Annual contract fee

     Prior to the date of maturity of your contract, we will deduct $30 each year from your contract if it has a total value of less than $10,000. We deduct this annual contract fee at the beginning of each contract year after the first. We also deduct it if you surrender your contract. We take the deduction proportionally from each investment option you are then using. However, we will not deduct any portion of the annual contract fee from the fixed investment option if such deduction would result in an accumulation of amounts allocated to the fixed investment option at less than the guaranteed minimum rate of 3%. In such case, we will deduct that portion of the contract fee proportionately from the other investment options you are using. We reserve the right to increase the annual contract fee to $50.

Premium taxes

     We make deductions for any applicable premium or similar taxes based on the amount of a premium payment. Currently, certain local jurisdictions assess a tax of up to 5% of each premium payment.

     In most cases, we deduct a charge in the amount of the tax from the total value of the contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each premium payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

Withdrawal charge

     If you withdraw some money from your contract prior to the date of maturity (partial withdrawal) or if you surrender (turn in) your contract, in its entirety, for cash prior to the date of maturity (total withdrawal or surrender), we may assess a withdrawal charge. We use this charge to help defray expenses relating to the sales of the contracts, including commissions paid and other distribution costs.

     Here's how we determine the charge: In any contract year, you may withdraw up to 10% of the total value of your contract (computed as of the beginning of the contract year) without the assessment of any withdrawal charge. We refer to this amount as the free withdrawal amount. However, if the amount you withdraw or surrender totals more than the free withdrawal amount during the contract year, we will assess a withdrawal charge on any amount of the excess that we attribute to premium payments you made within seven years of the date of the withdrawal or surrender.

     The withdrawal charge percentage depends upon the number of years that have elapsed from the date you paid the premium to the date of its withdrawal, as follows:

         ------------------------------------------------------------
         YEARS FROM DATE OF PREMIUM PAYMENT TO
            DATE OF SURRENDER OR WITHDRAWAL       WITHDRAWAL CHARGE*
         -----------------------------------------------------------
           7 or more .........................     0%
         ------------------------------------------------------------
           5 but less than 7 .................     6%
         ------------------------------------------------------------
           3 but less than 5 .................     7%
         ------------------------------------------------------------
           less than 3 .......................     8%
         ------------------------------------------------------------

     * AS A PERCENTAGE OF THE AMOUNT OF SUCH PREMIUM THAT WE CONSIDER TO HAVE BEEN WITHDRAWN (INCLUDING THE WITHDRAWAL CHARGE), AS EXPLAINED IN THE TEXT IMMEDIATELY BELOW.

     Solely for purposes of determining the amount of the withdrawal charge, we assume that each withdrawal (together with any associated withdrawal charge) is a withdrawal first from the earliest premium payment, and then from the next
             -----                                        ----
arliest premium payment, and so forth until all payments have been exhausted. Once a premium payment has been considered to have been "withdrawn" under these procedures, that premium payment will not enter into any future withdrawal charge calculations. For this purpose, we also consider any amounts that we deduct for the annual contract charge to have been withdrawals of premium payments (which means that no withdrawal charge will ever be paid on those amounts).

     The amount of any withdrawal that exceeds any remaining premium payments that have not already been considered as withdrawn will not be subject to any withdrawal charge. This means that no withdrawal charge will apply to any favorable investment experience that you have earned.

     Here's how we deduct the withdrawal charge: We deduct the withdrawal charge proportionally from each investment option being reduced by the surrender or
--------------
withdrawal. For example, if 60% of the withdrawal amount comes from the Growth & Income option and 40% from the Money Market option, then we will deduct 60% of the withdrawal charge from the Growth & Income option and 40% from the Money Market option. If any such option has insufficient remaining value to cover the charge, we will deduct any shortfall from all of your other investment options, pro-rata based on the value in each. If your contract as a whole has insufficient surrender value to pay the entire charge, we will pay you no more than the surrender value.

     You will find examples of how we compute the withdrawal charge in Appendix A to this prospectus.

     When withdrawal charges don't apply: We don't assess a withdrawal charge in the following situations:

..    on amounts applied to an annuity option at the contract's date of maturity or to pay a death benefit; or

..    on amounts withdrawn to satisfy the minimum distribution requirements for tax-qualified plans. (Amounts above the minimum distribution requirements are subject to any applicable withdrawal charge, however.)

     In addition, under our exchange offer program, certain pension plans may be eligible to exchange their contracts, without charge, for shares of certain mutual funds distributed by John Hancock Funds, Inc. Under the terms of the exchange offer, any remaining withdrawal charge applicable to any contract exchanged would be waived at the time of the exchange transaction. You can participate in the exchange offer only if your contract was purchased on behalf either

..    a pension plan qualified under Section 401(k) of the Internal Revenue Code of 1986 or

..    a targeted benefit pension plan where plan assets are not allocated specifically as being for the account of individual plan participants.

     The exchange offer was expected to remain open until March 1, 1999, but could be extended for particular offerees under special circumstances. Such extensions have occurred and may continue to occur for an indefinite period of time.

HOW CAN I WITHDRAW MONEY FROM MY CONTRACT?

Surrenders and partial withdrawals

     Prior to your contract's date of maturity, if the annuitant is living, you may:

..    surrender your contract for a cash payment of its "surrender value," or

..    make a partial withdrawal of the surrender value.

     The surrender value of a contract is the total value of a contract, minus
                                                                         -----
the annual contract fee and any applicable premium tax and withdrawal charges. We will determine the amount surrendered or withdrawn as of the date we receive your request in proper form at the John Hancock Annuity Servicing Office.

     Certain surrenders and withdrawals may result in taxable income to you or other tax consequences as described under "Tax information," beginning on page
24. Among other things, if you make a full surrender or partial withdrawal from your contract before you reach age 59 1/2, an additional federal penalty of 10% generally applies to any taxable portion of the withdrawal.

     We will deduct any partial withdrawal proportionally from each of your
                                           --------------
investment options based on the value in each, unless you direct otherwise.

     Without our prior approval, you may not make a partial withdrawal

..    for an amount less than $50, or

..    if the remaining total value of your contract would be less than $1,000.

If your "free withdrawal value" at any time is less than $100, you must withdraw that amount in full, in a single sum, before you make any other partial withdrawals. A partial withdrawal is not a loan and cannot be repaid. We reserve the right to terminate your contract if the value of your contract becomes zero.

     You generally may not make any surrenders or partial withdrawals once we begin making payments under an annuity option.

WHAT HAPPENS IF THE ANNUITANT DIES BEFORE MY CONTRACT'S DATE OF MATURITY?

Guaranteed minimum death benefit

     If the annuitant dies before your contract's date of maturity, we will pay a death benefit. If the death occurs before the contract anniversary nearest the
                                     ------
annuitant's 75th birthday, we will pay the greater of:
                                           -------

..    the total value of your contract, or

..    the total amount of premium payments made, minus any partial withdrawals and related withdrawal charges.

If the death occurs on or after the contract anniversary nearest the annuitant's 75th birthday, we will pay an amount equal to the total value of your contract.

     We calculate the death benefit as of the day we receive, at the John Hancock Annuity Servicing Office:

..    proof of the annuitant's death, and

..    any required instructions as to method of settlement.

     Unless you have elected an optional method of settlement, we will pay the death benefit in a single sum to the beneficiary you chose prior to the annuitant's death. If you have not elected an optional method of settlement, the beneficiary may do so. However, if the death benefit is less than $5,000, we will pay it in a lump sum, regardless of any election. You can find more information about optional methods of settlement under "Annuity options," beginning on page 22.

CAN I RETURN MY CONTRACT?

     In most cases, you have the right to cancel your contract within 10 days (or longer in some states) after you receive it. To cancel your contract, simply deliver or mail it to:

..    John Hancock at the address shown on page 2, or

..    the John Hancock representative who delivered the contract to you.

     In most states, you will receive a refund equal to the total value of your contract on the date of cancellation, increased by any charges for premium taxes deducted by us to that date. In some states, or if your contract was issued as an "IRA," you will receive a refund of any premiums you've paid. The date of cancellation will be the date we receive the contract.

                             ADDITIONAL INFORMATION

     This section of the prospectus provides additional information that is not contained in the Basic Information section on pages 10 through 18.

     CONTENTS OF THIS SECTION                                   STARTING ON PAGE
     Description of John Hancock ................................       20

     Who should purchase a contract .............................       20

     How we support the variable investment options .............       20

     The accumulation period ....................................       21

     The annuity period .........................................       21

     Variable investment option valuation procedures ............       23

     Distribution requirements following death of owner .........       23

     Miscellaneous provisions ...................................       24

     Tax information ............................................       24

     Performance information ....................................       29

     Reports ....................................................       30

     Voting privileges ..........................................       30

     Certain changes ............................................       30

     Distribution of contracts ..................................       31

     Experts ....................................................       31

     Registration statement .....................................       31

     Condensed financial information ............................       32

     Appendix A - Examples of withdrawal charge calculation .....       38

DESCRIPTION OF JOHN HANCOCK

     We are John Hancock, a stock life insurance company that was organized in 1862 under the laws of the Commonwealth of Massachusetts. On February 1, 2000, we converted to a stock company by "demutualizing" and changed our name from "John Hancock Mutual Life Insurance Company". As part of the demutualization process, we became a subsidiary of John Hancock Financial Services, Inc., a newly-formed publicly-traded corporation. Our home office is located at 200 Clarendon Street, Boston, Massachusetts 02117. We have authority to transact business in all 50 states. As of December 31, 2001, we had approximately $81 billion of assets.

WHO SHOULD PURCHASE A CONTRACT?

     We designed these contracts for individuals doing their own retirement planning, including purchases under plans and trusts that do not qualify for special tax treatment under the Internal Revenue Code of 1986 (the "Code"). We also offer the contracts for purchase under:

..    traditional individual retirement annuity plans ("traditional IRAs")
     satisfying the requirements of Section 408 of the Code;

..    non-deductible IRA plans ("Roth IRAs") satisfying the requirements of
     Section 408A of the Code;

..    SIMPLE IRA plans adopted under Section 408(p) of the Code;

..    Simplified Employee Pension plans ("SEPs") adopted under Section 408(k) of the Code; and

..    annuity purchase plans adopted under Section 403(b) of the Code by public school systems and certain other tax-exempt organizations.

     We do not currently offer the contracts to every type of tax-qualified plan, and we may not offer the contracts for all types of tax-qualified plans in the future. In certain circumstances, we may make the contracts available for purchase under deferred compensation plans maintained by a state or political subdivision or tax exempt organization under Section 457 of the Code or by pension or profit-sharing plans qualified under section 401(a) of the Code. We provide general federal income tax information for contracts purchased in connection with tax qualified retirement plans beginning on page 24.

     When a contract forms part of a tax-qualified plan it becomes subject to special tax law requirements, as well as the terms of the plan documents themselves, if any. Additional requirements may apply to plans that cover a "self-employed individual" or an "owner-employee". Also, in some cases, certain requirements under "ERISA" (the Employee Retirement Income Security Act of 1974) may apply. Requirements from any of these sources may, in effect, take precedence over (and in that sense modify) the rights and privileges that an owner otherwise would have under a contract. Some such requirements may also apply to certain retirement plans that are not tax-qualified.

     We may include certain requirements from the above sources in endorsements or riders to the affected contracts. In other cases, we do not. In no event, however, do we undertake to assure a contract's compliance with all plan, tax law, and ERISA requirements applicable to a tax-qualified or non tax-qualified retirement plan. Therefore, if you use or plan to use a contract in connection with such a plan, you must consult with competent legal and tax advisers to ensure that you know of (and comply with) all such requirements that apply in your circumstances.

To accommodate "employer-related" pension and profit-sharing plans, we provide "unisex" purchase rates. That means the annuity purchase rates are the same for males and females. Any questions you have as to whether you are participating in an "employer-related" pension or profit-sharing plan should be directed to your employer. Any question you or your employer have about unisex rates may be directed to the John Hancock Annuity Servicing Office.

HOW WE SUPPORT THE VARIABLE INVESTMENT OPTIONS

     We hold the fund shares that support our variable investment options in John Hancock Variable Annuity Account U (the "Account"), a separate account established by John Hancock under Massachusetts law. The Account is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

     The Account's assets, including the Series Fund's shares, belong to John Hancock. Each contract provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us.

     All of John Hancock's general assets also support John Hancock's obligations under the contracts, as well as all of its other obligations and liabilities. These general assets consist of all John Hancock's assets that are not held in the Account (or in another separate account) under variable annuity or variable life insurance contracts that give their owners a preferred claim on those assets.

THE ACCUMULATION PERIOD

Your value in our variable investment options

     Each premium payment or transfer that you allocate to a variable investment option purchases accumulation units of that variable investment option. Similarly, each withdrawal or transfer that you take from a variable investment option (as well as certain charges that may be allocated to that option) result in a cancellation of such accumulation units.

Valuation of accumulation units

     To determine the number of accumulation units that a specific transaction will purchase or cancel, we use the following formula:

     ---------------------------------------------------
      dollar amount of transaction
                          DIVIDED BY
      value of one accumulation unit for the applicable
      variable investment option at the time of such
      transaction
     ---------------------------------------------------

     The value of each accumulation unit will change daily depending upon the investment performance of the fund that corresponds to that variable investment option and certain charges we deduct from such investment option. (See below under "Variable investment option valuation procedures.")

     Therefore, at any time prior to the date of maturity, the total value of your contract in a variable investment option can be computed according to the following formula:

     ---------------------------------------------------
      number of accumulation units in the variable
      investment options
                            TIMES
      value of one accumulation unit for the applicable
      variable investment option that time
     ---------------------------------------------------

Your value in the fixed investment option

     On any date, the total value of your contract in the fixed investment option equals:

..    the amount of premium payments or transferred amounts allocated to the fixed investment option, MINUS

..    the amount of any withdrawals or transfers paid out of the fixed investment option, PLUS

..    interest compounded daily on any amounts in the fixed investment option at the effective annual rate of interest we have declared, MINUS

..    the amount of any charges and fees deducted from fixed investment option.

THE ANNUITY PERIOD

Date of maturity

     Your contract specifies the date of maturity, when payments from one of our annuity options are scheduled to begin. You initially choose a date of maturity when you complete your application for a contract. Unless we otherwise permit, the date of maturity must be

..    at least 6 months after the date the first premium payment is applied to your contract and

..    no later than the maximum age specified in your contract.

     Subject always to these requirements, you may subsequently select an earlier date of maturity. The John Hancock Annuity Servicing Office must receive your new selection at least 31 days prior to the new date of maturity, however. Also, if you are selecting or changing your date of maturity for a contract issued under a tax-qualified plan, special limits apply. (See "Contracts purchased for a tax-qualified plan," beginning on page 25.) If you purchased your contract in Washington, you cannot change the date of maturity.

Choosing fixed or variable annuity payments

     During the annuity period, the total value of your contract must be allocated to no more than four investment options. During the annuity period, we offer annuity payments on a fixed basis as one investment option, and annuity payments on a variable basis for EACH variable investment option.

     We will generally apply (1) amounts allocated to the fixed investment option as of the date of maturity to provide annuity payments on a fixed basis and (2) amounts allocated to variable investment options to provide annuity payments on a variable basis. If you are using more than four investment options on the date of maturity, we will divide your contract's value among the four investment options with the largest values, pro-rata based on the amount of the total value of your contract that you have in each.

     Once annuity payments commence, you may not make transfers from fixed to variable or from variable to fixed.

Selecting an annuity option

     Each contract provides, at the time of its issuance, for annuity payments to commence on the date of maturity pursuant to Option A: "life annuity with 10 years guaranteed" (discussed under "Annuity options" on page 22).

     Prior to the date of maturity, you may select a different annuity option. However, if the total value of your contract on the date of maturity is less than $5,000, Option A - "life annuity with 10 years guaranteed" will apply, regardless of any other election that you have made. You may not change the form of annuity option once payments commence.

     If the initial monthly payment under an annuity option would be less than $50, we may make a single sum payment equal to the total surrender value of your contract on the date the initial payment would be payable. Such single payment would replace all other benefits. Alternatively, if you agree, we will make payments at quarterly, semi-annual, or annual intervals in place of monthly payments.

     Subject to that $50 minimum limitation, your beneficiary may elect an annuity option if

..    you have not made an election prior to the annuitant's death;

..    the beneficiary is entitled to payment of a death benefit of at least
     $5,000 in a single sum; and

..    the beneficiary notifies us of the election prior to the date the proceeds become payable.

     If the total value of your contract, at death or surrender, is less than $5,000, no annuity option will be available.

Variable monthly annuity payments

     We determine the amount of the first variable monthly payment under any variable investment option by using the applicable annuity purchase rate for the annuity option under which the payment will be made. The contract sets forth these annuity purchase rates. In most cases they vary by the age and gender of the annuitant or other payee.

     The amount of each subsequent variable annuity payment under that variable investment option depends upon the investment performance of that variable investment option.

     Here's how it works:

..    we calculate the actual net investment return of the variable investment option (after deducting all charges) during the period between the dates for determining the current and immediately previous monthly payments.

..    if that actual net investment return exceeds the "assumed investment rate"
     (explained below), the current monthly payment will be larger than the previous one.

..    if the actual net investment return is less than the assumed investment rate, the current monthly payment will be smaller than the previous one.

     Assumed investment rate

     The assumed investment rate for any variable portion of your annuity payments will be 3 1/2 % per year, except as follows.

     You may elect an assumed investment rate of 5% or 6%, provided such a rate is available in your state. If you elect a higher assumed investment rate, your initial variable annuity payment will also be higher. Eventually, however, the monthly variable annuity payments may be smaller than if you had elected a lower assumed investment rate.

Fixed monthly annuity payments

     The dollar amount of each fixed monthly annuity payment is specified during the entire period of annuity payments, according to the provisions of the annuity option selected. To determine such dollar amount we first, in accordance with the procedures described above, calculate the amount to be applied to the fixed annuity option as of the date of maturity. We then subtract any applicable premium tax charge and divide the difference by $1,000. We then multiply the result by the greater of

..    the applicable fixed annuity purchase rate shown in the appropriate table in the contract; or

..    the rate we currently offer at the time of annuitization. (This current rate may be based on the sex of the annuitant, unless prohibited by law.)

Annuity options

     Two basic annuity options are available:

     OPTION A - LIFE ANNUITY WITH PAYMENTS FOR A GUARANTEED PERIOD - We will make monthly payments for a guaranteed period of 5, 10, or 20 years, as selected by you or your beneficiary, and after such period for as long as the payee lives. If the payee dies prior to the end of such guaranteed period, we will continue payments for the remainder of the guarantee period to a contingent payee, subject to the terms of any supplemental agreement issued.

     Federal income tax requirements currently applicable to contracts used with H.R. 10 plans and individual retirement annuities provide that the period of years guaranteed under Option A cannot be any greater than the joint life expectancies of the payee and his or her designated beneficiary.

     OPTION B - LIFE ANNUITY WITHOUT FURTHER PAYMENT ON DEATH OF PAYEE - We will make monthly payments to the payee as long as he or she lives. We guarantee no minimum number of payments.

VARIABLE INVESTMENT OPTION VALUATION PROCEDURES

     We compute the net investment return and accumulation unit values for each variable investment option as of the end of each business day. A business day is any date on which the New York Stock Exchange is open for regular trading. Each business day ends at the close of regular trading for the day on that exchange. Usually this is 4:00 p.m., Eastern time. On any date other than a business day, the accumulation unit value or annuity unit value will be the same as the value at the close of the next following business day.

DISTRIBUTION REQUIREMENTS FOLLOWING DEATH OF OWNER

     If you did not purchase your contract under a tax-qualified plan (as that term is used below), the Code requires that the following distribution provisions apply if you die. We summarize these provisions in the adjacent box. In most cases, these provisions do not cause a problem if you are also the annuitant under your policy. If you have designated someone other than yourself as the annuitant, however, your heirs will have less discretion than you would have had in determining when and how the contract's value would be paid out.

     The Code imposes very similar distribution requirements on contracts used to fund tax-qualified plans. We provide the required provisions for tax-qualified plans in separate disclosures and endorsements.

     Notice of the death of an owner or annuitant should be furnished promptly to the John Hancock Annuity Servicing Office.

--------------------------------------------------------------------------------
IF YOU DIE BEFORE ANNUITY PAYMENTS HAVE BEGUN:
..    if the contract's designated beneficiary is your surviving spouse, your spouse may continue the contract in force as the owner.
..    if the beneficiary is not your surviving spouse OR if the beneficiary is your surviving spouse but chooses not to continue the contract, the "entire interest" (as discussed below) in the contract on the date of your death must be:

     (1)  paid out in full within five years of your death or
     (2) applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within one year of your death.
     If you are the last surviving annuitant, as well as the owner, the entire interest in the contract on the date of your death equals the death benefit that then becomes payable. If you are the owner but not the last surviving annuitant, the entire interest equals:
..    the surrender value if paid out in full within five years of your death, or
..    the total value of your contract applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within one year of your death.
IF YOU DIE ON OR AFTER ANNUITY PAYMENTS HAVE BEGUN:
..    any remaining amount that we owe must be paid out at least as rapidly as under the method of making annuity payments that is then in use.
--------------------------------------------------------------------------------

MISCELLANEOUS PROVISIONS

Assignment; change of owner or beneficiary

     To qualify for favorable tax treatment, certain contracts can't be sold; assigned; discounted; or pledged as collateral for a loan, as security for the performance of an obligation, or for any other purpose, unless the owner is a trustee under section 401(a) of the Internal Revenue Code.

     Subject to these limits, while the annuitant is alive, you may designate someone else as the owner by written notice to the John Hancock Annuity Servicing Office. The contract designates the person you choose as beneficiary. You may change the beneficiary by written notice no later than receipt of due proof of the death of the annuitant. Changes of owner or beneficiary will take effect whether or not you or the annuitant is then alive. However, these changes are subject to:

..    the rights of any assignees of record,

..    the any action taken prior to receipt of the notice, and

..    certain other conditions.

     An assignment, pledge, or other transfer may be a taxable event. See "Tax information" below. Therefore, you should consult a competent tax adviser before taking any such action.

TAX INFORMATION

Our income taxes

     We are taxed as a life insurance company under the Internal Revenue Code (the "Code"). The Account is taxed as part of our operations and is not taxed separately.

     The contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the contracts or the Account. Currently, we do not anticipate making a charge such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

Contracts not purchased to fund a tax qualified plan

     Undistributed gains

     We believe the contracts will be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your contract until we actually distribute assets to you.

     However, a contract owned other than by a natural person (e.g., corporations, partnerships, limited liability companies and other such entities) does not generally qualify as an annuity for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an owner in the year earned.

     Annuity payments

     When we make payments under a contract in the form of an annuity, each payment will result in taxable ordinary income to you, to the extent that each such payment exceeds an allocable portion of your "investment in the contract" (as defined in the Code). In general, your "investment in the contract" equals the aggregate amount of premium payments you have made over the life of the contract, reduced by any amounts previously distributed from the contract that were not subject to tax.

     The Code prescribes the allocable portion of each such annuity payment to be excluded from income according to one formula if the payments are variable and a somewhat different formula if the payments are fixed. In each case, speaking generally, the formula seeks to allocate an appropriate amount of the investment in the contract to each payment. After the entire "investment in the contract" has been distributed, any remaining payment is fully taxable.

     Surrenders, withdrawals and death benefits

     When we make a single sum payment from a contract, you have ordinary taxable income, to the extent the payment exceeds your "investment in the contract" (discussed above). Such a single sum payment can occur, for example, if you surrender your contract before the date of maturity or if no annuity payment option is selected for a death benefit payment.

     When you take a partial withdrawal from a contract before the date of maturity, including a payment under a systematic withdrawal plan, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your contract exceeds the investment in the contract, the excess will be considered "gain" and the withdrawal will be taxable as ordinary income up to the amount of such "gain". Taxable withdrawals may also be subject to the special penalty tax for premature withdrawals as explained below. When only the investment in the contract remains, any subsequent withdrawal made before the date of maturity will be a tax-free return of investment. If you assign or pledge any part of your contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

     For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by John Hancock or its affiliates to the owner within the same calendar year will be treated as if they were a single contract.

     All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your "investment in the contract."

     Under the Code, an annuity must provide for certain required distributions. For example, if the owner dies on or after the maturity date, and before the entire annuity value has been paid, the remaining value must be distributed at least as rapidly as under the method of distribution being used at the date of the owner's death. We discuss other distribution requirements in the preceding section entitled "Distribution requirements following death of owner."

     Penalty for premature withdrawals

     The taxable portion of any withdrawal, single sum payment and certain death benefit payments may also trigger an additional 10% penalty tax. The penalty tax does not apply to payments made to you after age 59 1/2, or on account of your death or disability. Nor will it apply to withdrawals in substantially equal periodic payments over the life of the payee (or over the joint lives of the payee and the payee's beneficiary).

     Puerto Rico annuity contracts not purchased to fund a tax qualified plan

     Under the Puerto Rico tax laws, distributions from a contract not purchased to fund a tax qualified plan ("Non-Qualified Contract") before annuitization are treated as non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions are fully taxable. Distributions after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization is equal to the amount of the distribution in excess of 3% of the total purchase payments paid, until an amount equal to the total purchase payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. Puerto Rico does not currently impose an early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from distributions of income.

Diversification requirements

     Each of the funds of the Series Funds intends to qualify as a regulated investment company under Subchapter M of the Code and meet the investment diversification tests of Section 817(h) of the Code and the underlying regulations. Failure to do so could result in current taxation to you on gains in your contract for the year in which such failure occurred and thereafter.

     The Treasury Department or the Internal Revenue Service may, at some future time, issue a ruling or regulation presenting situations in which it will deem contract owners to exercise "investor control" over the fund shares that are attributable to their contracts. The Treasury Department has said informally that this could limit the number or frequency of transfers among variable investment options. This could cause you to be taxed as if you were the direct owner of your allocable portion of fund shares. We reserve the right to amend the contracts or the choice of investment options to avoid, if possible, current taxation to the owners.

Contracts purchased for a tax qualified plan

     We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a tax-qualified plan, and contains rules to limit the amount you can contribute to all of your tax-qualified plans. Trustees and administrators of tax qualified plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from tax qualified plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

     The Code generally requires tax-qualified plans (other than Roth IRAs) to begin making annual distributions of at least a minimum amount each year after a specified point. For example, minimum distributions to an employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires. On the other hand, distributions from a traditional IRA, SIMPLE IRA or SEP IRA must begin no later than April 1 of the year following the year in which the contract owner attains age 70 1/2. The minimum amount of a distribution and the time when distributions start will vary by plan.

     Tax-free rollovers

     For tax years beginning in 2002, if permitted under your plans, you may make a tax-free rollover from:

..    a traditional IRA to another traditional IRA,

..    a traditional IRA to another tax-qualified plan, including a Section 403(b)
     plan

..    any tax-qualified plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA,

..    any tax-qualified plan (other than a Section 457 deferred compensation plan maintained by a tax exempt organization) to another tax-qualified plan, including a roll-over of amounts from your prior plan derived from your "after-tax" contributions from "involuntary" distributions,

..    a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization and

..    a traditional IRA to a Roth IRA, subject to special restrictions discussed below.

     In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse' plan.

     Traditional IRAs

     Annual contribution limit. A traditional individual retirement annuity (as
     -------------------------
defined in Section 408 of the Code) generally permits an eligible purchaser to make annual contributions which cannot exceed the lesser of:

..    100% of compensation includable in your gross income, or

..    the IRA annual limit for that tax year. For tax years beginning in 2002,
     2003 and 2004, the annual limit is $3,000 per year. For tax years beginning in 2005, 2006 and 2007, the annual limit is $4,000 per year and, for the tax year beginning in 2008, the annual limit is $5,000. After that, the annual limit is indexed for inflation in $500 increments as provided in the Code.

     Catch-Up Contributions. An IRA holder age 50 or older may increase
     ----------------------
contributions from compensation to an IRA by an amount up to $500 a year for tax years beginning in 2002, 2003, 2004 and 2005, and by an amount up to $1,000 for the tax year beginning in 2006.

     Spousal IRA. You may also purchase an IRA contract for the benefit of your
     -----------
spouse (regardless of whether your spouse has a paying job). You can generally contribute up to the annual limit for each of you and your spouse (or, if less, your combined compensation).

     Deductibility of contributions. You may be entitled to a full deduction, a
     ------------------------------
partial deduction or no deduction for your traditional IRA contribution on your federal income tax return.

     The amount of your deduction is based on the following factors:

..    whether you or your spouse is an active participant in an employer sponsored retirement plan,

..    your federal income tax filing status, and

..    your "Modified Adjusted Gross Income."

     Your traditional IRA deduction is subject to phase out limits, based on your Modified Adjusted Gross Income, which are applicable according to your filing status and whether you or your spouse are active participants in an employer sponsored retirement plan. You can still contribute to a traditional IRA even if your contributions are not deductible.

     Distributions. In general, all amounts paid out from a traditional IRA
     -------------
contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a contract not purchased under a tax-qualified plan, you may incur additional adverse tax consequences if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.

     The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the owner attains age 70 1/2.

     Roth IRAs

     Annual contribution limit. A Roth IRA is a type of non-deductible IRA. In
     -------------------------
general, you may make purchase payments of up to the IRA annual limit ($3,000 per year for tax years beginning in 2002, 2003 and 2004; $4,000 per year for tax years beginning in 2005, 2006 and 2007, and $5,000 for the tax year beginning in
2008). After that, the annual limit is indexed for inflation in $500 increments as provided in the Code.

     The IRA annual limit for contributions to a Roth IRA phases out (i.e., is reduced) for single taxpayers with adjusted gross incomes between $95,000 and $110,000, for married taxpayers filing jointly with adjusted gross incomes between $150,000 and $160,000, and for a married taxpayer filing separately with adjusted gross income between $0 and $10,000.

     Catch-Up Contributions. A Roth IRA holder age 50 or older may increase
     ----------------------
contributions from compensation to an IRA by an amount up to $500 a year for tax years beginning in 2002, 2003, 2004 and 2005, and by an amount up to $1,000 for the tax year beginning in 2006.

     Spousal IRA. You may also purchase a Roth IRA contract for the benefit of
     -----------
your spouse (regardless of whether your spouse has a paying job). You can generally contribute up to the annual limit for each of you and your spouse (or, if less, your combined compensation), subject to the phase-out rules discussed above.

     Distributions. If you hold your Roth IRA for at least five years the payee
     -------------
will not owe any federal income taxes or early withdrawal penalties on amounts paid out from the contract:

..    after you reach age 59 1/2,

..    on your death or disability, or

..    to qualified first-time home buyers (not to exceed a lifetime limitation of
     $10,000) as specified in the Code.

     The Code treats payments you receive from Roth IRAs that do not qualify for the above tax free treatment first as a tax-free return of the contributions you made. However, any amount of such non-qualifying payments or distributions that exceed the amount of your contributions is taxable to you as ordinary income and possibly subject to the 10% penalty tax (unless certain exceptions apply as specified in Code section 72(t).

     Conversion to a Roth IRA. You can convert a traditional IRA to a Roth IRA,
     ------------------------
unless

..    you have adjusted gross income over $100,000, or

..    you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted amounts.

     You must, however, pay tax on any portion of the converted amount that would have been taxed if you had not converted to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.

     SIMPLE IRA plans

     In general, a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. As an eligible employee of the business, you may make pre-tax contributions to the SIMPLE IRA plan. You may specify the percentage of compensation that you want to contribute under a qualified salary reduction arrangement, provided the amount does not exceed the SIMPLE IRA annual contribution limit. The SIMPLE IRA annual limit is $7,000 for tax years beginning in 2002, $8,000 for 2003, $9,000 for 2004, and $10,000 for 2005. After
that, the annual limit is indexed for inflation in $500 increments as provided in the Code. Your employer must elect to make a matching contribution of up to 3% of your compensation or a non-elective contribution equal to 2% of your compensation.

     Catch-Up Contributions. A SIMPLE IRA holder age 50 or older may increase
     ----------------------
contributions of compensation by an amount up to $500 for tax years beginning in 2002, $1,000 for 2003, $1,500 for 2004, $2,000 for 2005 and $2,500 for 2006.
After that, for tax years beginning in 2007, the SIMPLE IRA catch-up contribution limit is indexed annually for inflation in $500 increments as provided in the Code.

     Distributions. The requirements for minimum distributions from a SIMPLE IRA
     -------------
retirement plan, and rules on taxation of distributions from a SIMPLE retirement plan, are generally the same as those discussed above for distributions from a traditional IRA.

     Simplified Employee Pension plans (SEPs)

     SEPs are employer sponsored plans that may accept an expanded rate of contributions from one or more employers. Employer contributions are flexible, subject to certain limits under the Code, and are made entirely by the business owner directly to a SEP-IRA owned by the employee. Contributions are tax-deductible by the business owner and are not includable in income by employees until withdrawn. The maximum deductible amount that may be contributed to a SEP is 25% of compensation, up to the SEP compensation limit specified in the Code for the year ($200,000 for the year 2002) with a cap of $40,000.

     Distributions. The requirements for minimum distributions from a SEP-IRA,
     -------------
and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.

     Section 403(b) plans

     Under these tax-sheltered annuity arrangements, public school systems and certain tax-exempt organizations can make premium payments into "403(b) contracts" owned by their employees that are not taxable currently to the employee.

     Annual Contribution Limit. In general, the amount of the non-taxable contributions made for a 403(b) contract each year may not, together with all other deferrals the employee elects under other tax-qualified plans, exceed an annual "elective deferral limit" (see "Elective Deferral Limits," below). The annual contribution limit is subject to certain other limits described in
Section 415 of the Code and the regulations thereunder. Special rules apply for certain organizations that permit participants to increase their elective deferrals.

     Catch-Up Contributions. A Section 403(b) plan participant age 50 or older
     ----------------------
may increase contributions to a 403(b) plan by an amount that, together with all other catch-up contributions made to other tax-qualified plans, does not exceed an annual "elective catch-up limit." (See "Elective Catch-Up Limits," below.)

     Distributions. When we make payments from a 403(b) contract on surrender of
     -------------
the contract, partial withdrawal, death of the annuitant, or commencement of an annuity option, the payee ordinarily must treat the entire payment as ordinary taxable income. Moreover, the Code prohibits distributions from a 403(b) contract before the employee reaches age 59 1/2, except:

..    on the employee's separation from service, death, or disability,

..    with respect to distributions of assets held under a 403(b) contract as of
     December 31, 1988, and

..    transfers and exchanges to other products that qualify under Section
     403(b).

     Minimum distributions under a 403(b) contract must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

     Pension and profit sharing plans qualified under Section 401(a)

     In general, an employer may deduct from its taxable income premium payments it makes under a qualified pension or profit-sharing plan described in Section 401(a) of the Code. Employees participating in the plan generally do not have to pay tax on such contributions when made. Special requirements apply if a 401(a) plan covers an employee classified under the Code as a "self-employed individual" or as an "owner-employee."

     Annuity payments (or other payments, such as upon withdrawal, death or surrender) generally constitute taxable income to the payee; and the payee must pay income tax on the amount by which a payment exceeds its allocable share of the employee's "investment in the contract" (as defined in the Code), if any. In general, an employee's "investment in the contract" equals the aggregate amount of premium payments made by the employee.

     The non-taxable portion of each annuity payment is determined, under the Code, according to one formula if the payments are variable and a somewhat different formula if the payments are fixed. In each case, speaking generally, the formula seeks to allocate an appropriate amount of the investment in the contract to each payment. Favorable procedures may also be available to taxpayers who had attained age 50 prior to January 1, 1986.

     Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee (except an employee who is a "5-percent owner" as defined in Code section 416) reaches age 70 1/2 or, if later, retires.

     "Top-heavy" plans

     Certain plans may fall within the definition of "top-heavy plans" under
Section 416 of the Code. This can happen if the plan holds a significant amount of its assets for the benefit of "key employees" (as defined in the Code). You should consider whether your plan meets the definition. If so, you should take care to consider the special limitations applicable to top-heavy plans and the potentially adverse tax consequences to key employees.

     Section 457 deferred compensation plans

     Under the provisions of Section 457 of the Code, you can exclude a portion of your compensation from gross income if you participate in a deferred compensation plan maintained by:

..    a state,

..    a political subdivision of a state,

..    an agency or instrumentality or a state or political subdivision of a state, or

..    a tax-exempt organization.

     As a "participant" in such a deferred compensation plan, any amounts you exclude (and any income on such amounts) will be includible in gross income only for the taxable year in which such amounts are paid or otherwise made available to the annuitant or other payee.

     The deferred compensation plan must satisfy several conditions, including the following:

..    the plan must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency), and

..    all compensation deferred under the plan shall remain solely the employer's property and may be subject to the claims of its creditors.

     Annual contribution limit. The amount of the non-taxable contributions made
     -------------------------
for a Section 457 plan each year may not, together with all other deferrals the employee elects under other tax-qualified plans, exceed an annual "elective deferral limit," and is subject to certain other limits described in Section 402(g) of the Code. (See "Elective Deferral Limits," below.)

     Catch-Up Contributions. A 457 plan participant age 50 or older may increase
     ----------------------
contributions to a 457 plan by an amount that, together with all other catch-up contributions made to other tax-qualified plans, does not exceed an annual "elective catch-up limit." (See "Elective Catch-Up Limits," below.)

     Distributions. When we make payments under your contract in the form of an
     -------------
annuity, or in a single sum such as on surrender, withdrawal or death of the annuitant, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

     Elective Deferral Limits

     A participant in a Section 403(b) plan, a Section 457 Plan or in certain other types of tax-qualified pension and profit sharing plans that are commonly referred to as "401(k)" plans and "SARSEPS" may elect annually to defer current compensation so that it can be contributed to the applicable plan or plans. The annual elective deferral limit is $11,000 for tax years beginning in 2002, $12,000 for 2003, $13,000 for 2004, $14,000 for 2005 and $15,000 for 2006. After
that, for the tax years beginning in 2007, 2008 and 2009, the annual elective deferral limit is indexed for inflation in $500 increments as provided in the Code.

     Elective Catch-up Limits

     A participant in a Section 403(b) plan, a Section 457 Plan or in certain other types of tax-qualified pension and profit sharing plans that are commonly referred to as "401(k)" plans and "SARSEPS" who is age 50 or older may increase contributions by an amount up to $1,000 for tax years beginning in 2002, $2,000 for 2003, $3,000 for 2004, $4,000 for 2005 and $5,000 for 2006. After that, for the tax years beginning in 2007, the elective catch-up contribution limit is indexed for inflation in $500 increments as provided in the Code.

     Withholding on rollover distributions

     The tax law requires us to withhold 20% from certain distributions from tax qualified plans. We do not have to make the withholding, however, if you rollover your entire distribution to another plan and you request us to pay it directly to the successor plan. Otherwise, the 20% mandatory withholding will reduce the amount you can rollover to the new plan, unless you add funds to the rollover from other sources. Consult a qualified tax adviser before making such a distribution.

     Puerto Rico annuity contracts purchased to fund a tax-qualified plan

     The provisions of the tax laws of Puerto Rico vary significantly from those under the Internal Revenue Code of the United States with respect to the various "tax qualified" plans described above. Although we may offer variable annuity contracts in Puerto Rico in connection with "tax qualified" plans, the text of the prospectus under the subsection "Contracts purchased for a tax qualified plan" is inapplicable in Puerto Rico and should be disregarded.

See your own tax adviser

     The above description of Federal income tax consequences to owners of and payees under contracts, and of the different kinds of tax qualified plans which may be funded by the contracts, is only a brief summary and is not intended as tax advice. The rules under the Code governing tax qualified plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should consult a qualified tax adviser.

PERFORMANCE INFORMATION

     We may advertise total return information about investments made in the variable investment options. We refer to this information as "Account level" performance. In our Account level advertisements, we usually calculate total return for 1, 5, and 10 year periods or since the beginning of the applicable variable investment option.

     Total return at the Account level is the percentage change between:

..    the value of a hypothetical investment in a variable investment option at the beginning of the relevant period, and

..    the value at the end of such period.

At the Account level, total return reflects adjustments for:

..    the mortality and expense risk charges,

..    the administrative charge,

..    the annual contract fee, and

..    any withdrawal charge payable if the owner surrenders his contract at the end of the relevant period.

     Total return at the Account level does not, however, reflect any premium tax charges. Total return at the Account level will be lower than that at the Series Fund level where comparable charges are not deducted.

     We may also advertise total return in a non-standard format in conjunction with the standard format described above. The non-standard format is the same as the standard format, except that it will not reflect any withdrawal charge and it may be for additional durations.

     We may advertise "current yield" and "effective yield" for investments in the Money Market investment option. Current yield refers to the income earned on your investment in the Money Market investment option over a 7-day period an then annualized. In other words, the income earned in the period is assumed to be earned every 7 days over a 52-week period and stated as a percentage of the investment.

     Effective yield is calculated in a similar manner but, when annualized, the income earned by your investment is assumed to be reinvested and thus compounded over the 52-week period. Effective yield will be slightly higher than current yield because of this compounding effect of reinvestment.

     Current yield and effective yield reflect all the recurring charges at the Account level, but will not reflect any premium tax or any withdrawal charge.

REPORTS

     At least semi-annually, we will send you (1) a report showing the number and value of the accumulation units in your contract and (2) the financial statements of the Series Fund.

VOTING PRIVILEGES

     At meetings of the Series Fund's shareholders, we will generally vote all the shares of each fund that we hold in the Account in accordance with instructions we receive from the owners of contracts that participate in the corresponding variable investment option.

CERTAIN CHANGES

Changes to the Account

     We reserve the right, subject to applicable law, including any required shareholder approval,

..    to transfer assets that we determine to be your assets from the Account to another separate account or investment option by withdrawing the same percentage of each investment in the Account with proper adjustments to avoid odd lots and fractions,

..    to add or delete variable investment options,

..    to change the underlying investment vehicles,

..    to operate the Account in any form permitted by law, and

..    to terminate the Account's registration under the 1940 Act, if such registration should no longer be legally required.

     Unless otherwise required under applicable laws and regulations, notice to or approval of owners will not be necessary for us to make such changes.

Variations in charges or rates for eligible classes

     We may allow a reduction in or the elimination of any contract charges, or an increase in a credited interest rate for a guarantee period. The affected contracts would involve sales to groups or classes of individuals under special circumstances that we expect to result in a reduction in our expenses associated with the sale or maintenance of the contracts, or that we expect to result in mortality or other risks that are different from those normally associated with the contracts.

     The entitlement to such variation in charges or rates will be determined by us based upon such factors as the following:

..    the size of the initial premium payment,

..    the size of the group or class,

..    the total amount of premium payments expected to be received from the group or class and the manner in which the premium payments are remitted,

..    the nature of the group or class for which the contracts are being purchased and the persistency expected from that group or class as well as the mortality or morbidity risks associated with that group or class;

..    the purpose for which the contracts are being purchased and whether that purpose makes it likely that the costs and expenses will be reduced, or

..    the level of commissions paid to selling broker-dealers or certain financial institutions with respect to contracts within the same group or class.

     We will make any reduction in charges or increase in initial guarantee rates according to our rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time. Any variation in charges or rates will reflect differences in costs and services, will apply uniformly to all prospective contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any owner. Any variation in charges or fees will reflect differences in costs and services, will apply uniformly to all prospective contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any owner.

DISTRIBUTION OF CONTRACTS

     Signator Investors, Inc. ("Signator"), formerly John Hancock Distributors, Inc., acts as principal distributor of the contracts sold through this prospectus. Signator is registered as a broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Its address is John Hancock Place, Boston, Massachusetts 02117. Signator is a subsidiary of John Hancock.

     You can purchase a contract either through Signator's registered representatives or through other broker-dealers whose representatives are authorized by applicable law to sell annuity products. We do not expect the compensation to such broker-dealers to exceed 3.0% of premium payments. Signator compensates its registered representatives for sales of the contracts on a commission and fee service basis. We, in turn, reimburse Signator for direct and indirect expenses actually incurred in connection with the marketing and sales of these contracts. We offer these contracts on a continuous basis, but neither John Hancock nor Signator is obligated to sell any particular amount of contracts.

EXPERTS

     Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of John Hancock Life Insurance Company at December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001, and the financial statements of John Hancock Variable Annuity Account U at December 31, 2001 and for each of the periods indicated therein, as set forth in their reports. We've included these financial statements in the Statement of Additional Information, which also is a part of the registration statement that contains this prospectus. These financial statements are included in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

REGISTRATION STATEMENT

     This prospectus omits certain information contained in the registration statement that we filed with the SEC. You can get more details from the SEC upon payment of prescribed fees or through the SEC's internet web site (www.sec.gov).

     Among other things, the registration statement contains a "Statement of Additional Information" that we will send you without charge upon request. The Table of Contents of the Statement of Additional Information lists the following subjects that it covers:

                                                page of SAI

DISTRIBUTION ................................         2

CALCULATION OF PERFORMANCE DATA .............         2

OTHER PERFORMANCE INFORMATION ...............         7

CALCULATION OF ANNUITY PAYMENTS .............         8

ADDITIONAL INFORMATION ABOUT DETERMINING
 UNIT VALUES ................................        10

PURCHASES AND
  REDEMPTIONS OF FUND SHARES ................        11

THE ACCOUNT .................................        11

DELAY OF CERTAIN PAYMENTS ...................        11

LIABILITY FOR TELEPHONE TRANSFERS ...........        12

VOTING PRIVILEGES ...........................        13

FINANCIAL STATEMENTS ........................        14

                         CONDENSED FINANCIAL INFORMATION
                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

     The following table provides selected data for each Independence accumulation share throughout the period shown:

                               Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                              December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                                  2001          2000          1999          1998          1997          1996          1995
                              ------------  ------------  ------------  ------------  ------------  ------------  ------------
EQUITY INDEX
 Accumulation share
  value:
  Beginning of period
   (Note 1) ..............     $    20.08   $     22.41   $     18.77   $     14.82   $     11.32   $     10.00            --
  End of period .........      $    17.43   $     20.08   $     22.41   $     18.77   $     14.82   $     11.38            --
 Number of
  Accumulation Shares
  outstanding at end of
  period .................        651,916     1,409,260     1,587,799     1,304,418     1,094,405       391,237            --
GROWTH & INCOME
 Accumulation share
  value:
  Beginning of period          $    36.35   $     42.42   $     37.01   $     28.81   $     22.50   $     19.00   $     14.36
  End of period .........      $    30.31   $     36.35   $     42.42   $     37.01   $     28.81   $     22.50   $     19.00
 Number of
  Accumulation Shares
  outstanding at end of
  period .................      7,931,582    13,583,455    16,490,810    18,399,870    19,890,513    20,011,363    19,861,908
LARGE CAP VALUE
 Accumulation share
  value:
  Beginning of period
   (Note 1) .............      $    17.49   $     15.70   $     15.41   $     14.31   $     11.28   $     10.00            --
  End of period .........      $    17.46   $     17.49   $     15.70   $     15.41   $     14.31   $     11.28            --
 Number of
  Accumulation Shares
  outstanding at end of
  period ................         355,602       586,119       566,333       603,506       575,770       254,841            --
LARGE CAP VALUE
  CORE(SM)
 Accumulation share
  value:
  Beginning of period
   (Note 2) .............      $    10.54   $     10.00            --            --            --            --            --
  End of period .........      $     9.90   $     10.54            --            --            --            --            --
 Number of
  Accumulation Shares
  outstanding at end of
  period ................           4,675           601            --            --            --            --            --
LARGE CAP GROWTH
 Accumulation share
  value:
  Beginning of period....      $    39.52   $     48.81   $     39.90   $     29.00   $     22.45   $     19.22   $     14.83
  End of period .........      $    32.14   $     39.52   $     48.81   $     39.90   $     29.00   $     22.45   $     19.22
 Number of
  Accumulation Shares
  outstanding at end of
  period ................       3,576,328     6,100,361     7,030,041     7,738,477     8,116,652     8,238,974     8,352,298

                                Year Ended    Year Ended     Year Ended
                               December 31,  December 31,   December 31,
                                   1994          1993           1992
                               ------------  ------------   ------------
EQUITY INDEX
 Accumulation share
  value:
  Beginning of period
   (Note 1) .............              --            --             --
  End of period .........              --            --             --
 Number of
  Accumulation Shares
  outstanding at end of
  period ................              --            --             --
GROWTH & INCOME
 Accumulation share
  value:
  Beginning of period
  End of period .........     $     14.64   $     13.10     $    12.21
 Number of
  Accumulation Shares
  outstanding at end of
  period ................     $     14.36   $     14.64     $    13.10
LARGE CAP VALUE                17,864,128    13,460,804      8,177,334
 Accumulation share
  value:
  Beginning of period
   (Note 1)  ............              --            --             --
  End of period .........              --            --             --
 Number of
  Accumulation Shares
  outstanding at end of
  period ................              --            --             --
LARGE CAP VALUE
  CORE(SM)
 Accumulation share
  value:
  Beginning of period
   (Note 2) .............              --            --             --
  End of period .........              --            --             --
 Number of
  Accumulation Shares
  outstanding at end of
  period ................              --            --             --
LARGE CAP GROWTH
 Accumulation share
  value:
  Beginning of period....     $     15.19   $     13.53     $    12.48
  End of period .........     $     14.83   $     15.19     $    13.53
 Number of
  Accumulation Shares
  outstanding at end of
  period ................       7,394,451     4,898,376      2,478,872

                                 Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                                    2001          2000          1999          1998          1997          1996          1995
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
LARGE CAP AGGRESSIVE
  GROWTH
 Accumulation share
  value:
  Beginning of period
   (Note 2) .................    $     7.82    $    10.00            --            --            --            --            --
  End of period .............    $     6.58    $     7.82            --            --            --            --            --
 Number of
  Accumulation Shares
  outstanding at end of
  period ....................        29,272        32,531            --            --            --            --            --
FUNDAMENTAL VALUE
 Accumulation share
  value:
  Beginning of period
   (Note 2) .................    $    11.26    $    10.00            --            --            --            --            --
  End of period .............    $    10.33    $    11.26            --            --            --            --            --
 Number of
  Accumulation Shares
  outstanding at end of
  period ....................       397,189        14,423            --            --            --            --            --
MULTI CAP GROWTH
  Accumulation share
  value:
 Beginning of period
  (Note 1)...................    $    21.86    $    34.56    $    16.05      $  11.71      $  10.17      $  10.00            --
  End of period .............    $    13.59    $    21.86    $    34.56      $  16.05      $  11.71      $  10.17            --
 Number of
  Accumulation Shares
  outstanding at end of
  period ....................     1,147,235     2,335,238     1,715,355       565,369       435,918       266,458            --
FUNDAMENTAL GROWTH
 Accumulation share
  value:
  Beginning of period
   (Note 2) .................    $     8.98    $    10.00            --            --            --            --            --
  End of period .............    $     6.00    $     8.98            --            --            --            --            --
 Number of
  Accumulation Shares
  outstanding at end of
  period ....................        69,312       470,296            --            --            --            --            --
SMALL/MID CAP CORE(SM)
  Accumulation share
  value:
  Beginning of period
   (Note 3) .................    $    13.12    $    12.71    $    10.70      $  10.00            --            --            --
  End of period .............    $    13.00    $    13.12    $    12.71      $  10.70            --            --            --
 Number of
  Accumulation Shares
  outstanding at end of
  period ....................        28,035       102,130        10,709         2,228            --            --            --

                                 Year Ended    Year Ended    Year Ended
                                December 31,  December 31,  December 31,
                                    1994          1993          1992
                                ------------  ------------  ------------
LARGE CAP AGGRESSIVE
  GROWTH
 Accumulation share
  value:
  Beginning of period
   (Note 2) .................            --            --            --
  End of period .............            --            --            --
 Number of
  Accumulation Shares
  outstanding at end of
  period ....................            --            --            --
FUNDAMENTAL VALUE
 Accumulation share
  value:
  Beginning of period
   (Note 2 ) ................            --            --            --
  End of period .............            --            --            --
 Number of
  Accumulation Shares
  outstanding at end of
  period ....................            --            --            --
MULTI CAP GROWTH
 Accumulation share
  value:
  Beginning of period
   (Note 1)..................            --            --            --
  End of period .............            --            --            --
 Number of
  Accumulation Shares
  outstanding at end of
  period ....................            --            --            --
FUNDAMENTAL GROWTH
 Accumulation share
  value:
  Beginning of period
   (Note 2) .................            --            --            --
  End of period .............            --            --            --
 Number of
  Accumulation Shares
  outstanding at end of
  period ....................            --            --            --
SMALL/MID CAP CORE(SM)
 Accumulation share
  value:
  Beginning of period
   (Note 3) .................            --            --            --
  End of period .............            --            --            --
 Number of
  Accumulation Shares
  outstanding at end of
  period ....................            --            --            --

                                 Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                                    2001          2000          1999          1998          1997          1996          1995
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
SMALL/MID CAP GROWTH
 Accumulation share
  value:
  Beginning of period
   (Note 4) .................   $     20.28   $     18.83   $     18.16    $    17.43    $    17.08    $    13.29    $     9.91
  End of period .............   $     20.57   $     20.28   $     18.83    $    18.16    $    17.43    $    17.08    $    13.29
 Number of
  Accumulation Shares
  outstanding at end of
  period ....................       559,044       954,982     1,174,407     1,616,390     2,114,374     2,635,223     1,038,790
SMALL CAP EQUITY
 Accumulation share
  value:
  Beginning of period
   (Note 1) .................   $     10.74   $     11.96   $     12.56    $    13.54    $    10.93    $    10.00            --
  End of period .............   $     10.19   $     10.74   $     11.96    $    12.56    $    13.54    $    10.93            --
 Number of
  Accumulation Shares
  outstanding at end of
  period ....................       199,931       378,428       474,891       577,049       516,651       160,674            --
SMALL CAP VALUE
 Accumulation share
  value:
  Beginning of period
   (Note 2) .................   $     11.39   $     10.00   $        --            --            --            --            --
  End of period .............   $     13.38   $     11.39   $        --            --            --            --            --
 Number of
  Accumulation Shares
  outstanding at end of
  period ....................       304,183       197.490            --            --            --            --            --
SMALL CAP GROWTH
 Accumulation share
  value:
  Beginning of period
   (Note 1) .................   $     16.32   $     21.07   $     12.54    $    11.11    $     9.86    $    10.00            --
  End of period .............   $     14.06   $     16.32   $     21.07    $    12.54    $    11.11    $     9.86            --
 Number of
  Accumulation Shares
  outstanding at end of
  period ....................       694,748     1,599,750       976,604       759,660       889,006       429,750            --
INTERNATIONAL EQUITY
  INDEX
 Accumulation share
  value:
  Beginning of period........   $     16.89   $     20.74   $     16.07    $    13.49    $    14.40    $    13.39    $    12.56
   End of period ............   $     13.28   $     16.89   $     20.74    $    16.07    $    13.49    $    14.40    $    13.39
 Number of
  Accumulation Shares
  outstanding at end of
  period ....................     1,507,654     2,527,973     2,919,820     3,325,675     3,879,212     4,551,590     4,932,128

                                 Year Ended    Year Ended    Year Ended
                                December 31,  December 31,  December 31,
                                    1994          1993          1992
                                ------------  ------------  ------------
SMALL/MID CAP GROWTH
 Accumulation share
  value:
  Beginning of period
   (Note 4) .................    $    10.00            --             --
  End of period .............    $     9.91            --             --
 Number of
  Accumulation Shares
  outstanding at end of
  period ....................       155,604            --             --
SMALL CAP EQUITY
 Accumulation share
  value:
  Beginning of period
   (Note 1) .................            --            --             --
  End of period .............            --            --             --
 Number of
  Accumulation Shares
  outstanding at end of
  period ....................            --            --             --
SMALL CAP VALUE
 Accumulation share
  value:
  Beginning of period
   (Note 2) .................            --            --             --
  End of period .............            --            --             --
 Number of
  Accumulation Shares
  outstanding at end of
  period ....................            --            --             --
SMALL CAP GROWTH
 Accumulation share
  value:
  Beginning of period
   (Note 1) .................            --            --             --
  End of period .............            --            --             --
 Number of
  Accumulation Shares
  outstanding at end of
  period ....................            --            --             --
INTERNATIONAL EQUITY
  INDEX
 Accumulation share
  value:
  Beginning of period.
  End of period .............    $    13.56    $    10.41     $    10.74
 Number of                       $    12.56    $    13.56     $    10.41
  Accumulation Shares
  outstanding at end of
  period ....................    $5,764,133     2,508,258        609,805

                           Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                          December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
                              2001         2000         1999         1998         1997         1996         1995         1994
                          ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
INTERNATIONAL
OPPORTUNITIES
Accumulation share
 value:
  Beginning of period
    (Note 1)............   $     13.24  $     16.05  $     12.15  $     10.63  $     10.57  $     10.00           --           --
  End of period.........   $     10.32  $     13.24  $     16.05  $     12.15  $     10.63  $     10.57           --           --
 Number of
 Accumulation Shares
 outstanding at end
 of period..............       191,942      485,112      319,153      331,522      313.120      218,939           --           --
EMERGING MARKETS
EQUITY
Accumulation share
 value:
  Beginning of
    period (Note 3).....   $      9.80  $     16.57  $      9.27  $     10.00           --           --           --           --
  End of period.........   $      9.31  $      9.80  $     16.57  $      9.27           --           --           --           --
Number of
 Accumulation Shares
 outstanding at end
 of period..............       164,446      346,863      184,714          344           --           --           --           --
REAL ESTATE EQUITY
Accumulation share
 value:
  Beginning of period...   $     26.13  $     20.03  $     20.66  $     25.16  $     21.76  $     16.59  $     14.98  $     14.76
  End of period.........   $     27.25  $     26.13  $     20.03  $     20.66  $     25.16  $     21.76  $     16.59  $     14.98
Number of
 Accumulation Shares
 outstanding at end
 of period..............     1,215,024    1,862,678    2,279,947    3,050,997    3,777,452    3,847,062    4,042,426    5,146,666
MANAGED
Accumulation share
 value:
  Beginning of period...   $     27.57  $     27.95  $     25.98  $     21.88  $     18.69  $     17.12  $     13.66  $     14.16
  End of period.........   $     26.41  $     27.57  $     27.95  $     25.98  $     21.88  $     18.69  $     17.12  $     13.66
Number of
 Accumulation Shares
 outstanding at end
 of period..............    19,809,529   36,622,091   45,116,830   41,298,898   56,556,644   61,132,257   64,645,449   65,922,648
GLOBAL BALANCED
Accumulation share
 value:
  Beginning of
    period (Note 1).....   $     11.57  $     12.91  $     12.45  $     10.70  $     10.57  $     10.00           --           --
  End of period.........   $     10.67  $     11.57  $     12.91  $     12.45  $     10.70  $     10.57           --           --
Number of
 Accumulation Shares
 outstanding at end
 of period..............        33,294       67,637       96,279      120,080      163,070       72,243           --           --

                            Year Ended     Year Ended
                           December 31,   December 31,
                               1993           1992
                           ------------   ------------
INTERNATIONAL
OPPORTUNITIES
Accumulation share
 value:
  Beginning of period
    (Note 1)............             --             --
  End of period.........             --             --
 Number of
 Accumulation Shares
 outstanding at end
 of period..............             --             --
EMERGING MARKETS
EQUITY
Accumulation share
 value:
  Beginning of
    period (Note 3).....             --             --
  End of period.........             --             --
Number of
 Accumulation Shares
 outstanding at end
 of period..............             --             --
REAL ESTATE EQUITY
Accumulation share
 value:
  Beginning of period...    $     12.76   $      11.16
  End of period.........    $     14.76   $      12.76
Number of
 Accumulation Shares
 outstanding at end
 of period..............      3,724,118        652,599
MANAGED
Accumulation share
 value:
  Beginning of period...    $     12.87   $      12.12
  End of period.........    $     14.16   $      12.87
Number of
 Accumulation Shares
 outstanding at end
 of period..............     56,174,089     33,205,067
GLOBAL BALANCED
Accumulation share
 value:
  Beginning of
    period (Note 1).....             --             --
  End of period.........             --             --
Number of
 Accumulation Shares
 outstanding at end
 of period..............             --             --

                       Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                      December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                          2001          2000          1999          1998          1997          1996          1995          1994
                      ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
SHORT-TERM BOND
 Accumulation share
  value:
  Beginning of
    period (Note 4)..  $     13.18   $     12.38    $    12.19   $     11.68   $     11.14   $     10.90   $      9.92   $     10.00
  End of period......  $     14.05   $     13.18    $    12.38   $     12.19   $     11.68   $     11.14   $     10.90   $      9.92
Number of
 Accumulation Shares
 outstanding at end
 of period...........      258,701       389,910       730,824       870,737       536,972       585,831       533,029        58,767
BOND INDEX
Accumulation share
 value:
  Beginning of
    period (Note 3)..  $     10.60   $      9.61    $    10.00   $     10.00            --            --            --            --
  End of period......  $     11.26   $     10.60    $     9.61   $     10.00            --            --            --            --
Number of
 Accumulation Shares
 outstanding at end
 of period...........       81,201        49,028         4,722            --            --            --            --            --
ACTIVE BOND
Accumulation share
 value:
  Beginning of period  $     19.87   $     18.25    $    18.68   $     17.50   $     16.12   $     15.70   $     13.32   $     13.83
   End of period.....  $     21.06   $     19.87    $    18.25   $     18.68   $     17.50   $     16.12   $     15.70   $     13.32
Number of
 Accumulation Shares
 outstanding at end
 of period...........    4,339,971     6,881,919     8,802,436    10,563,708    11,346,956    12,517,535    13,974,544    14,093,236
HIGH YIELD BOND
Accumulation share
 value:
  Beginning of
    period (Note 3)..  $      9.01   $     10.25    $     9.89   $     10.00            --            --            --            --
  End of period......  $      9.08   $      9.01    $    10.25   $      9.89            --            --            --            --
Number of
 Accumulation Shares
 outstanding at end
 of period...........       69,608        56,112        56,202        21,222            --            --            --            --
GLOBAL BOND
Accumulation share
 value:
  Beginning of
    period (Note 1)..  $     13.04   $     11.80    $    12.24   $     11.37   $     10.57   $     10.00            --            --
  End of period......  $     12.67   $     13.04    $    11.80   $     12.24   $     11.37   $     10.57            --            --
Number of
 Accumulation Shares
 outstanding at end
 of period...........      116,405       261,366       339,429       601,162       252,183       239,685            --            --

                        Year Ended    Year Ended
                       December 31,  December 31,
                           1993          1992
                       ------------  ------------
SHORT-TERM BOND
 Accumulation share
  value:
  Beginning of
    period (Note 4)..            --            --
  End of period......            --            --
Number of
 Accumulation Shares
 outstanding at end
 of period...........            --            --
BOND INDEX
Accumulation share
 value:
  Beginning of
    period (Note 3)..            --            --
  End of period......            --            --
Number of
 Accumulation Shares
 outstanding at end
 of period...........            --            --
ACTIVE BOND
Accumulation share
 value:
  Beginning of period   $     12.69   $     11.95
   End of period.....   $     13.83   $     12.69
Number of
 Accumulation Shares
 outstanding at end
 of period...........    14,069,545     9,659,805
HIGH YIELD BOND
Accumulation share
 value:
  Beginning of
    period (Note 3)..            --            --
  End of period......            --            --
Number of
 Accumulation Shares
 outstanding at end
 of period...........            --            --
GLOBAL BOND
Accumulation share
 value:
  Beginning of
    period (Note 1)..            --            --
  End of period......            --            --
Number of
 Accumulation Shares
 outstanding at end
 of period...........            --            --

                          Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                         December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
                             2001         2000         1999         1998         1997         1996         1995         1994
                         ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
MONEY MARKET
Accumulation share
 value:
  Beginning of period      $    14.58   $    13.91   $    13.42   $    12.91   $    12.41   $    11.95   $    11.46   $    11.16
  End of period.......     $    14.94   $    14.58   $    13.91   $    13.42   $    12.91   $    12.41   $    11.95   $    11.46
Number of
 Accumulation Shares
 outstanding at end
 of period............      2,244,482    3,153,144    5,546,414    4,372,907    3,202,804    3,579,555    3,658,467    3,625,288

                           Year Ended    Year Ended
                          December 31,  December 31,
                              1993          1992
                          ------------  ------------
MONEY MARKET
Accumulation share
 value:
  Beginning of period       $    10.98    $    10.74
  End of period.......      $    11.16    $    10.98
Number of
 Accumulation Shares
 outstanding at end
 of period............       1,718,995     1,300,491

  (1) Values shown for 1996 begin May 1, 1996.
  (2) Values shown for 2000 begin May 1, 2000.
  (3) Values shown for 1998 begin May 1, 1998.
  (4) Values shown for 1994 begin September 23, 1994.

              APPENDIX A - EXAMPLE OF WITHDRAWAL CHARGE CALCULATION

ASSUME THE FOLLOWING FACTS:
..  On January 1, 1997, you make a $5000 initial premium payment and we issue you a contract.
..  On January 1, 1998, you make a $1000 premium payment
..  On January 1, 1999, you make a $1000 premium payment.
.. On January 1, 2000, the total value of your contract is $9000 because of good investment earnings.

Now assume you make a partial withdrawal of $6000 (no tax withholding) on January 2, 2000. In this case, assuming no prior withdrawals, we would deduct a CDSL of $399.89. We withdraw a total of $6399.89 from your contract.

   $6000.00 -- withdrawal request payable to you
   + 399.89 -- withdrawal charge payable to us
   --------
   $6399.89 -- total amount withdrawn from your contract

HERE IS HOW WE DETERMINE THE WITHDRAWAL CHARGE:

1. We first reduce your $5000 INITIAL PREMIUM PAYMENT by the three annual $30 contract fees we assessed on January 1, 1998, 1999, and 2000. We withdraw the remaining $4910 from your contract.

     $5000
       -30  -- 1998 contract fee payable to us
       -30  -- 1999 contract fee payable to us
       -30  -- 2000 contract fee payable to us
     -----
     $4910 -- amount of your initial premium payment we would consider to be withdrawn.

   Under the free withdrawal provision, we deduct 10% of the total value of your contract at the beginning of the contract year, or $900 (.10 x $9000). We pay the $900 to you as part of your withdrawal request, and we assess a withdrawal charge on the remaining balance of $4010. Because you made the initial premium payment 3 years ago, the withdrawal charge percentage is 7%. We deduct the resulting $280.70 from your contract to cover the withdrawal charge on your initial premium payment. We pay the remainder of $3729.30 to you as a part of your withdrawal request.

     $   4910
         -900 -- free withdrawal amount (payable to you)
     --------
     $   4010
      x   .07
     --------
     $ 280.70 -- withdrawal charge on initial premium payment (payable to us)

     $4010.00
      -280.70
     --------
      3729.30 -- part of withdrawal request payable to you

2. We NEXT deem the entire amount of your 1998 PREMIUM PAYMENT to be withdrawn and we assess a withdrawal charge on that $1000 amount. Because you made this premium payment 2 years ago, the withdrawal charge percentage is 8%. We deduct the resulting $80 from your contract to cover the withdrawal charge on your 1998 premium payment. We pay the remainder of $920 to you as a part of your withdrawal request.

    $  1000
     x  .08
    -------
    $    80 -- withdrawal charge on 1998 premium payment (payable to us)

    $  1000
       - 80
    -------
    $   920 -- part of withdrawal request payable to you

3. We NEXT determine what additional amount we need to withdraw to provide you with the total $6000 you requested, after the deduction of the withdrawal charge on that additional amount. We have already allocated $900 from the free withdrawal amount, $3729.30 from your initial premium payment, and $920 from your 1999 PREMIUM PAYMENT. Therefore, $450.70 is needed to reach $6000.

    $ 6000.00 -- total withdrawal amount requested
      -900.00 -- free withdrawal amount
     -3729.30 -- payment deemed from initial premium payment
      -920.00 -- payment deemed from 1998 premium payment
    ---------
    $  450.70 -- additional payment to you needed to reach $6000

    We know that the withdrawal charge percentage for this remaining amount is 8%, because you are already deemed to have withdrawn all premiums you paid prior to 1999. We use the following formula to determine how much more we need to withdraw:

    Remainder due to you   =   Withdrawal needed - [applicable withdrawal charge
     percentage times withdrawal needed]

    $ 450.70 =  x - [.08x]
    $ 450.70 =  .92x

    $ 450.7
    -------
       0.92  =  x

    $489.89  =  x

    $489.89  -- deemed withdrawn from 1999 premium payment
   -$450.70  -- part of withdrawal request payable to you
   --------
   $  39.19  -- withdrawal charge on 1999 premium deemed withdrawn (payable to
                us)
   $ 280.70  -- withdrawal charge on the INITIAL PREMIUM PAYMENT
   $  80.00  -- withdrawal charge on the 1998 PREMIUM PAYMENT
   $  39.19  -- withdrawal charge on the 1999 PREMIUM PAYMENT
   --------
   $ 399.89  -- Total withdrawal charge

                          SUPPLEMENT DATED MAY 1, 2002

                                       TO

                         PROSPECTUSES DATED MAY 1, 2002


This Supplement is intended to be distributed with prospectuses dated May 1, 2002 for certain variable annuity contracts that were issued by John Hancock Life Insurance Company ("John Hancock") or John Hancock Variable Life Insurance
Company ("JHVLICO") on or before May 1, 2002 ("Product Prospectuses").   The
variable annuity contracts involved bear the title "INDEPENDENCE VARIABLE ANNUITY," "INDEPENDENCE PREFERRED VARIABLE ANNUITY" or "INDEPENDENCE 2000 VARIABLE ANNUITY." This Supplement contains amendments to the Product Prospectuses and is accompanied with the applicable Series Fund's prospectus, as supplemented. ("Series Fund" is defined in the applicable Product Prospectus.)

ADDITIONAL VARIABLE INVESTMENT OPTION

  If your contract was issued before May 1, 2002, your contract enables you to invest in an additional variable investment option:

-----------------------------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTION                                MANAGED BY
--------------------------------                          ----------------
  International Opportunities B*...................  T. Rowe Price International, Inc.
-----------------------------------------------------------------------------------------------------

  *  International Opportunities B was formerly "International Equity."

  If you select this additional variable investment option, we will invest your money in the corresponding fund of the John Hancock Variable Series Trust I. In the Product Prospectuses, the term funds includes the investment option of the Series Fund corresponding to the additional variable investment option shown above. We may modify or delete this additional variable investment option in the future.

ANNUAL FUND EXPENSES AND NOTES TO ANNUAL FUND EXPENSES

  The Annual Fund Expenses table beginning on page 5 of the Product Prospectuses, and the accompanying notes to the Annual Fund Expenses Table, are supplemented with the following information:

                                                                                               ----------------
                                                                                                  Total Fund        Total Fund
                                                 Investment  Distribution and  Other Operating    Operating          Operating
                                                 Management      Service        Expenses With    Expenses With    Expenses Absent
Fund Name                                            Fee       (12b-1) Fees     Reimbursement    Reimbursement     Reimbursement
---------                                        ----------  ----------------  ---------------  --------------  ------------------
JOHN HANCOCK VARIABLE SERIES
  TRUST I:
International Opportunities B*................     1.20%           N/A              0.10%           1.30%             1.41%
                                                                                               ----------------

Note to Annual Fund Expenses
  * International Opportunities B Fund was formerly "International Equity." Under its current investment management agreements with the John Hancock Variable Series Trust I, John Hancock Life Insurance Company reimburses the International Opportunites B Fund when that fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets. Percentages shown are calculated as if the current management fee schedule, which became effective October 1, 2001, was in effect for all of 2001.

EXAMPLES

  The following tables supplement the examples contained in the Product Prospectuses that show the current expenses you would pay, directly or indirectly, on a $1,000 investment allocated to a variable investment option, assuming a 5% annual return on assets (but not including any applicable premium taxes or any fees for optional riders). Actual expense may be greater or less than those shown.


Supplemental Examples - INDEPENDENCE

If you "surrender" (turn in) an INDEPENDENCE variable annuity contract at the end of the applicable time period, you would pay:

      --------------------------------------------------------------------------------
                                                1 YEAR   3 YEARS  5 YEARS   10 YEARS
      --------------------------------------------------------------------------------
        International Opportunities B            $100      $156    $206       $305
      --------------------------------------------------------------------------------

If you begin receiving payments under one of our INDEPENDENCE annuity payment options at the end of the applicable time period, or if you do not surrender your contract, you would pay:

      --------------------------------------------------------------------------------
                                                1 YEAR   3 YEARS  5 YEARS   10 YEARS
      --------------------------------------------------------------------------------
        International Opportunities B            $28      $84      $144       $305
      --------------------------------------------------------------------------------


Supplemental Examples - INDEPENDENCE PREFERRED

  If you "surrender" (turn in) an INDEPENDENCE PREFERRED variable annuity contract at the end of the applicable time period, you would pay:

      --------------------------------------------------------------------------------
                                                1 YEAR   3 YEARS  5 YEARS   10 YEARS
      --------------------------------------------------------------------------------
        International Opportunities B            $101      $159    $211       $315
      --------------------------------------------------------------------------------

  If you begin receiving payments under one of our INDEPENDENCE PREFERRED annuity payment options at the end of the applicable time period, or if you do not surrender your contract, you would pay:

      --------------------------------------------------------------------------------
                                                1 YEAR   3 YEARS  5 YEARS   10 YEARS
      --------------------------------------------------------------------------------
        International Opportunities B            $29      $87      $149       $315
      --------------------------------------------------------------------------------

Supplemental Examples - INDEPENDENCE 2000

  If you "surrender" (turn in) an INDEPENDENCE 2000 variable annuity contract at the end of the applicable time period, you would pay:

      --------------------------------------------------------------------------------
                                                1 YEAR   3 YEARS  5 YEARS   10 YEARS
      --------------------------------------------------------------------------------
        International Opportunities B            $91      $129     $171       $305
      --------------------------------------------------------------------------------

  If you begin receiving payments under one of our INDEPENDENCE 2000 annuity payment options at the end of the applicable time period, or if you do not surrender your contract, you would pay:

      --------------------------------------------------------------------------------
                                                1 YEAR   3 YEARS  5 YEARS   10 YEARS
      --------------------------------------------------------------------------------
        International Opportunities B            $28      $84      $144       $305
      --------------------------------------------------------------------------------

MISCELLANEOUS

  The International Opportunities B variable investment option is subject to all the terms and conditions of the contracts and the procedures described in the Product Prospectuses (including "How can I change my contract's investment allocations?" in the Basic Information section of the prospectus.)

CONDENSED FINANCIAL INFORMATION

    The following tables contain selected data to supplement the Condensed Financial Information table in the applicable prospectus for INDEPENDENCE,
INDEPENDENCE PREFERRED or INDEPENDENCE 2000 variable annuity contracts.   Pages
3 and 4 of this Supplement contain information for variable annuity contracts issued by John Hancock Life Insurance Company ("John Hancock"). Page 4 of this Supplement contains information for variable annuity contracts issued by John Hancock Variable Life Insurance Company ("JHVLICO").

Independence variable annuity contracts issued by John Hancock

  The following selected data pertains to INDEPENDENCE accumulation shares for the variable investment options held in John Hancock Variable Annuity Account U.

                                                                                                    Period from
                                                                      Year Ended    Year Ended    August 10, 1999
                                                                     December 31,  December 31,    to December 31,
                                                                         2001          2000             1999
                                                                     ------------  ------------   ----------------
INTERNATIONAL OPPORTUNITIES B
 Accumulation share value:
 Beginning of period (1) ...........................................   $  8.71        $10.00             --
  End of period ....................................................   $  6.62        $ 8.71             --
 Number of Accumulation Shares outstanding at end of period ........    15,749         4,106             --

  (1) Values shown for 2000 begin on May 1, 2000.

Independence Preferred variable annuity contracts issued by John Hancock

  The following selected data pertains to INDEPENDENCE PREFERRED accumulation shares for the variable investment options held in John Hancock Variable Annuity Account V.

                                                                                                    Period from
                                                                      Year Ended    Year Ended    August 10, 1999
                                                                     December 31,  December 31,    to December 31,
                                                                         2001          2000             1999
                                                                     ------------  ------------   ----------------
INTERNATIONAL OPPORTUNITIES B
 Accumulation share value:
 Beginning of period (1)...........................................    $  8.70        $10.00             --
  End of period....................................................    $  6.61        $ 8.70             --
 Number of Accumulation Shares outstanding at end of period........      7,468         3,098             --

  (1) Values shown for 2000 begin on May 1, 2000.

Independence 2000 variable annuity contracts issued by John Hancock

  The following selected data pertains to INDEPENDENCE 2000 accumulation shares for the variable investment options held in John Hancock Variable Annuity Account V.

                                                                                                    Period from
                                                                      Year Ended    Year Ended    August 10, 1999
                                                                     December 31,  December 31,    to December 31,
                                                                         2001          2000             1999
                                                                     ------------  ------------   ----------------
INTERNATIONAL OPPORTUNITIES B
 Accumulation share value:
  Beginning of period (1) ..........................................   $  8.71      $   10.00             --
  End of period ....................................................   $  6.62      $    8.71             --
 Number of Accumulation Shares outstanding at end of period ........       162          2,674             --

  (1) Values shown for 2000 begin on May 1, 2000.

Independence Preferred variable annuity contracts issued by JHVLICO

  The following selected data pertains to INDEPENDENCE PREFERRED accumulation shares for the variable investment options held in John Hancock Variable Annuity Account I.

                                                                                                    Period from
                                                                      Year Ended    Year Ended    August 10, 1999
                                                                     December 31,  December 31,    to December 31,
                                                                         2001          2000             1999
                                                                     ------------  ------------   ----------------
INTERNATIONAL OPPORTUNITIES B
 Accumulation share value:
  Beginning of period (1) ..........................................   $ 13.94      $    10.00             --
  End of period ....................................................   $  6.61      $    13.94             --
 Number of Accumulation Shares outstanding at end of period ........    10,169       1,384,768             --

  (1) Values shown for 2000 begin on May 1, 2000.

Independence 2000 variable annuity contracts issued by JHVLICO

  The following selected data pertains to INDEPENDENCE 2000 accumulation shares for the variable investment options held in John Hancock Variable Annuity Account I.

                                                                                                    Period from
                                                                      Year Ended    Year Ended    August 10, 1999
                                                                     December 31,  December 31,    to December 31,
                                                                         2001          2000             1999
                                                                     ------------  ------------   ----------------
INTERNATIONAL OPPORTUNITIES B
 Accumulation share value:
  Beginning of period (1) ... ......................................   $  8.71      $  10.00             --
  End of period ....................................................   $  6.62      $   8.71             --
 Number of Accumulation Shares outstanding at end of period ........     9,912        13,909             --

  (1) Values shown for 2000 begin on May 1, 2000.

 THIS SUPPLEMENT IS ACCOMPANIED WITH A PROSPECTUS SUPPLEMENT DATED MAY 1, 2002 OF THE JOHN HANCOCK VARIABLE SERIES TRUST I PROSPECTUS THAT CONTAINS DETAILED INFORMATION ABOUT THE UNDERLYING FUND FOR THE INTERNATIONAL OPPORTUNITIES B INVESTMENT OPTION. BE SURE TO READ THAT PROSPECTUS SUPPLEMENT BEFORE SELECTING THIS ADDITIONAL VARIABLE INVESTMENT OPTION.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2002

                          INDEPENDENCE VARIABLE ANNUITY

             deferred combination fixed and variable annuity contracts
                                     funded in

                       JOHN HANCOCK LIFE INSURANCE COMPANY
                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                               __________________


     This statement of additional information ("SAI"), dated May 1, 2002 is not a prospectus. It is intended that this SAI be read in conjunction with the prospectus of John Hancock Variable Annuity Account U (the "Account") dated May 1, 2002, for the contracts being offered. Terms used in this SAI that are not otherwise defined herein have the same meanings given to them in the prospectus, unless the context requires otherwise. A copy of the prospectus may be obtained from the John Hancock Annuity Servicing Office, 529 Main Street (X-4), Charlestown, Massachusetts 02129, telephone number 1-800-732-5543.

                                TABLE OF CONTENTS

                               _________________


                                                                PAGE OF SAI
                                                                -----------
Distribution................................................         2
Calculation of Performance Data.............................         2
Other Performance Information...............................         7
Calculation of Annuity Payments.............................         8
Additional Information About Determining Unit Values........        10
Purchases and Redemptions of Fund Shares....................        11
The Account.................................................        11
Delay of Certain Payments...................................        11
Liability for Telephone Transfers...........................        12
Voting Privileges...........................................        13
Financial Statements........................................        14

DISTRIBUTION

     The distribution of the variable annuity contracts through Signator Investors, Inc. ("Signator") is continuous. Pursuant to a marketing and distribution agreement between John Hancock and Signator, the amounts we paid under that agreement for such services during the past three fiscal years were as follows:

                          YEAR                  AMOUNT PAID TO SIGNATOR
                          ----                  -----------------------
                          2001                          $15,034,580
                          2000                          $29,888,062
                          1999                          $16,109,205

CALCULATION OF PERFORMANCE DATA

     The Account may, from time to time, include in advertisements, sales literature and reports to owners or prospective investors information relating to the performance of its variable investment options. The performance information that may be presented is not an estimate or a guarantee of future investment performance, and does not represent the actual experience of amounts invested by a particular owner. Set out below is a description of the methods used in calculating the performance information for the variable investment options.

Money Market Variable Investment Options

     We may calculate current yield and effective yield figures for the money market variable investment options held in the Account. The current yield of a money market option for a seven-day period ("base period") will be computed by determining the "net change in value" (calculated as set forth below) for a hypothetical owner having an account balance of one unit in a money market variable investment option at the beginning of the period, dividing the net change in value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of the hypothetical owner account will include net investment income of that account (accrued daily dividends as declared by the applicable money market fund, less daily expenses of the Account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on that underlying money market fund's shares. The mortality and expense risk charges, administration charge and contract fee are reflected, but any charge for premium taxes and optional benefits are not.

     The effective yield reflects the effects of compounding and represents an annualization of the current return. The formula for effective yield, as prescribed by the SEC, is:

            Effective yield = (Base period return + 1)/(365/7)/ - 1


     For the 7-day period ending December 31, 2001, the Money Market variable investment option's current yield was 0.37% and its effective yield was 0.37%.

Other Variable Investment Options

     "Standardized" Total Return

     Average annual total return is the annual compounded rate of return for a variable investment option that would have produced the ending redeemable value over the stated period if the performance remained constant throughout. The calculation assumes a single $1,000 premium payment is made into the variable investment option at the beginning of the period and full redemption is made at the end of the period. It reflects adjustments for all Series Fund-level and contract-level charges, except any premium tax charge or charges for optional rider benefits described in the prospectus. The annual contract fee has been included as an annual percentage of assets.

     We calculate the average annual total return for each variable investment option, other than the money market variable investment options, according to the following "Standard" formula prescribed by the SEC:

                             P x ( 1 + T )/n/ = ERV

                where P = a hypothetical initial premium payment of $1,000 T = average annual total return n = number of years
                            ERV = ending redeemable value of a hypothetical $1,000 premium payment, made at the beginning of such period (or fractional portion thereof)

     The following table shows average total returns for the variable investment options, other than the money market options, that were available on December 31, 2001. The table shows values for one, three, five and ten year periods, or fractional period thereof starting on the date a variable investment option was first available in the Account. The table also shows values from the date a variable investment option was first available in the Account. Returns of less than one year are not annualized.

     On the basis described above, the following table shows the average total return for each variable investment option available on December 31, 2001 for the periods ended December 31, 2001:

                                         For the        For the        For the        For the           From
                                      1 Year Period  3 Year Period  5 Year Period  10 Year Period    Inception       Date of
                                          Ended          Ended          Ended          Ended       in Account to    Inception
    Variable Investment Option*         12/31/01       12/31/01       12/31/01        12/31/01        12/31/01      in Account
    ---------------------------         --------       --------       --------        --------        --------      ----------
-------------------------------------------------------------------------------------------------------------------------------
Equity Index                            (20.52%)        (4.73%)         8.27%           N/A             9.70%        04/30/1996
Large Cap Value                          (7.38%)         2.29%          8.38%           N/A             9.74%        04/30/1996
Large Cap Value CORE                    (13.35%)          N/A            N/A            N/A            (2.99%)       08/30/1999
Large Cap Growth                        (26.06%)        (9.51%)         6.64%          9.90%            9.88%        03/28/1986
Large Cap Aggressive Growth             (23.23%)          N/A            N/A            N/A           (12.47%)       08/30/1999
Growth and Income                       (23.97%)        (8.97%)         5.29%          9.51%           10.46%        03/28/1986
Fundamental Value                       (15.58%)          N/A            N/A            N/A            (0.11%)       08/30/1999
Multi Cap Growth                        (45.33%)        (7.85%)         5.12%           N/A             4.82%        04/30/1996
Fundamental Growth                      (40.66%)          N/A            N/A            N/A            (3.92%)       08/30/1999
Small/Mid Cap CORE                       (8.09%)         4.88%           N/A            N/A             0.63%        04/30/1998
Small/Mid Cap Growth                     (5.81%)         2.28%          2.84%           N/A             9.93%        05/05/1994
Small Cap Equity                        (12.38%)        (9.26%)        (2.57%)          N/A            (0.63%)       04/30/1996
Small Cap Value                          10.36%           N/A            N/A            N/A            20.83%        08/30/1999
Small Cap Growth                        (21.16%)         1.93%          6.56%           N/A             5.49%        04/30/1996
International Equity Index              (28.80%)        (8.68%)        (2.82%)         2.13%            3.44%        05/05/1988
International Opportunites              (29.43%)        (7.74%)        (1.61%)          N/A            (0.40%)       04/30/1996
International Opportunites B            (31.35%)          N/A            N/A            N/A           (13.99%)       08/30/1999

                                         For the        For the        For the        For the           From
                                      1 Year Period  3 Year Period  5 Year Period  10 Year Period    Inception       Date of
                                          Ended          Ended          Ended          Ended       in Account to    Inception
    Variable Investment Option*         12/31/01       12/31/01       12/31/01        12/31/01        12/31/01      in Account
    ---------------------------         --------       --------       --------        --------        --------      ----------
-------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                 (12.24%)        (1.98%)          N/A            N/A           (11.32%)       04/30/1998
Real Estate Equity                       (2.06%)         7.93%          3.69%          9.32%            7.49%        05/16/1988
Managed                                 (11.44%)        (1.58%)         6.36%          8.09%            8.55%        03/28/1986
Global Balanced                         (15.03%)        (7.44%)        (0.92%)          N/A             0.23%        04/30/1996
Short-Term Bond                          (0.58%)         2.90%          3.86%           N/A             4.56%        05/01/1994
Bond Index                               (0.91%)         2.06%           N/A            N/A             3.46%        04/30/1998
Active Bond                              (1.18%)         2.12%          4.62%          5.81%            6.47%        03/28/1986
High Yield Bond                          (6.50%)        (5.11%)          N/A            N/A            (5.30%)       04/30/1998
Global Bond                             (10.06%)        (0.93%)         2.75%           N/A             3.47%        04/30/1996
Money Market                             (4.71%)         1.65%          2.83%          3.34%            4.26%        03/28/1986
-------------------------------------------------------------------------------------------------------------------------------

* Absent expense reimbursements to certain funds, total return figures for the related variable investment options would have been lower.

       Yield

     We may calculate current yield for each variable investment option, other than the money market variable investment options, according to the following formula prescribed by the SEC:

                           Yield = 2[(a-b + 1)/6/ - 1]
                                      ---
                                       cd

where: a = net investment income earned during the period by the fund whose shares are owned by the variable investment option b = expenses accrued for the period (net of any reimbursements) c = the average daily number of accumulation units outstanding during the period d = the offering price per accumulation unit on the last day of the period

     According to this formula, yield is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for mortality and expense risk charge, administration charge and annual contract fee) by the accumulation unit value on the last day of the period and annualizing the resulting figure. The calculation is based on specified 30 day-periods identified in the advertisement. Charges for premium taxes or optional rider benefits are not reflected in the calculation.

       "Non -Standardized" Performance

     We may calculate "non-standardized" average annual total returns for each variable investment option. The calculation assumes a single $1,000 premium payment is made into the variable investment option at the beginning of the period and NO redemption is made at the end of the period. It reflects adjustments for all Series Fund-level and contract-level charges, except any premium tax charge, annual contract fee, or charges for optional rider benefits described in the prospectus.

     The following table shows Account level "non-standardized" average total return for each variable investment option, except the money market variable investment options, that were available on December 31, 2001. The table shows values for one, three, five and ten year periods, or fractional period thereof starting on the date a fund commenced operations. The table also shows values from the date of inception of a fund. Returns of less than 1 year are not annualized. Each of the periods shown ended December 31, 2001.

     Although a variable investment option under the Independence Variable Annuity contracts may not have existed during all the periods shown, we have adjusted the returns of the variable investment options by the contracts' asset-based charge.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

--------------------------------------------------------------------------------------------------------------------------------
                                          For the        For the        For the        For the           From
                                       1 Year Period  3 Year Period  5 Year Period  10 Year Period    Inception       Date of
                                           Ended          Ended          Ended          Ended       in Account to    Inception
        Variable Investment Option*      12/31/01       12/31/01       12/31/01        12/31/01        12/31/01      of Fund**
        ---------------------------      --------       --------       --------        --------        --------      ---------
--------------------------------------------------------------------------------------------------------------------------------
Equity Index                             (13.20%)        (2.44%)         9.01%           N/A          10.28%         04/30/1996
Large Cap Value                           (0.16%)         4.24%          9.12%           N/A          10.32%         04/30/1996
Large Cap Value CORE                      (6.08%)          N/A            N/A            N/A           0.16%         08/30/1999
Large Cap Growth                         (18.69%)        (6.95%)         7.43%          9.91%          9.89%         03/28/1986
Large Cap Aggressive Growth              (15.88%)          N/A            N/A            N/A          (8.81%)        08/30/1999
Growth and Income                        (16.62%)        (6.44%)         6.13%          9.52%         10.47%         03/28/1986
Fundamental Value                         (8.29%)          N/A            N/A            N/A           2.90%         08/30/1999
Multi Cap Growth                         (37.81%)        (5.39%)         5.97%           N/A           5.56%         04/30/1996
Fundamental Growth                       (33.18%)          N/A            N/A            N/A          (0.73%)        08/30/1999
Small/Mid Cap CORE                        (0.86%)         6.72%           N/A            N/A           2.28%         04/30/1998
Small/Mid Cap Growth                       1.40%          4.23%          3.78%           N/A           9.94%         05/05/1994
Small Cap Equity                          (5.12%)        (6.71%)        (1.38%)          N/A           0.34%         04/30/1996
Small Cap Value                           17.44%           N/A            N/A            N/A          23.07%         08/30/1999
Small Cap Growth                         (13.83%)         3.90%          7.36%           N/A           6.20%         04/30/1996
International Equity Index               (21.41%)        (6.17%)        (1.62%)         2.14%          3.45%         05/05/1988
International Opportunites               (22.03%)        (5.28%)        (0.47%)          N/A           0.56%         04/30/1996
International Opportunities B            (23.94%)          N/A            N/A            N/A         (10.24%)        08/30/1999
Emerging Markets Equity                   (4.98%)         0.17%           N/A            N/A          (8.96%)        04/30/1998
Real Estate Equity                         5.12%          9.65%          4.59%          9.33%          7.50%         05/16/1988
Managed                                   (4.19%)         0.55%          7.16%          8.10%          8.56%         03/28/1986
Global Balanced                           (7.75%)        (5.00%)         0.19%           N/A           1.16%         04/30/1996
Short-Term Bond                            6.59%          4.83%          4.76%           N/A           4.57%         05/01/1994
Bond Index                                 6.26%          4.02%           N/A            N/A           4.98%         04/30/1998
Active Bond                                5.99%          4.08%          5.49%          5.82%          6.48%         03/28/1986
High Yield Bond                            0.71%         (2.80%)          N/A            N/A          (3.34%)        04/30/1998
Global Bond                               (2.82%)         1.17%          3.69%           N/A           4.26%         04/30/1996
Money Market                               2.49%          3.63%          3.77%          3.35%          4.27%         03/28/1986
--------------------------------------------------------------------------------------------------------------------------------


* Absent expense reimbursements to certain funds, total return figures for the related variable investment options would have been lower.

**  or since inception of a predecessor to the applicable fund.

OTHER PERFORMANCE INFORMATION

     You can compare performance information at the Account level to other variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, Inc., an independent service that monitors and ranks the performance of investment companies.

     We also use Ibottson and Associates, CDA Weisenberger, and F.C. Towers for comparison purposes, as well as the Russell and Wilshire indexes. We may also use performance rankings and ratings reported periodically in national financial publications such as Money Magazine, Forbes, Business Week, The Wall Street Journal, Micropal, Inc., Morningstar, Stanger's and Barron's. Such performance figures are calculated in accordance with standardized methods established by each reporting service.

CALCULATION OF ANNUITY PAYMENTS

Calculation of annuity units

     We use a measuring device called an "annuity unit" to help us compute the amount of each monthly payment that is based on a variable investment option. Each variable investment option has its own annuity unit with its own annuity unit value.

     The number of the contract's annuity units for each variable investment option normally doesn't change while the payee continues to receive payments, unless the payee makes a transfer from one variable investment option to another. The amount of each monthly annuity payment based on a variable investment option equals the number of the contract's annuity units in that option times the value of one such unit as of the tenth day preceding the payment's due date.

     To compute the amount of the first annuity payment that is based on any variable investment option, we first determine the amount of your contract's value that we will apply to that variable option. We do this as of 10 calendar days prior to the date the initial monthly annuity payment is due, in the manner described in the prospectus under "The annuity period - choosing fixed or variable annuity payments."

     For each variable investment option, we THEN divide:

                    ----------------------------------------
                         the resulting value (minus any
                               premium tax charge)

                                       by

                                     $1,000
                    ----------------------------------------

and multiply the result by

                    ----------------------------------------
                        the applicable annuity purchase
                       rate set forth in the contract and
                                   reflecting

                      (1) the age and, possibly, sex of the
                                    payee and

                         (2) the assumed investment rate
                                (discussed below)
                    ----------------------------------------

This computation determines the amount of initial monthly variable annuity payment to the annuitant from each variable investment option.

     We then determine the number of annuity units to be credited to the contract from each of such variable investment options by dividing:

                    ----------------------------------------
                       the amount of the initial monthly
                       variable annuity payment from that
                            variable annuity option

                                       BY

                         the annuity unit value of that
                      variable investment option as of 10
                      calendar days prior to the date the
                             initial payment is due
                    ----------------------------------------

     For example, assume that 10 days before the date of maturity, a contract has credited to it 4000.000 accumulation units, each having a value of $12.000000. Assume, further, that the appropriate annuity purchase rate in the contract for an assumed investment rate of 3 1/2% is $5.79 per $1000 of proceeds for the annuity option elected. The first monthly annuity payment would be $277.92.

                          4000.000 x 12.000000 x 5.79
                          ---------------------------
                                     1,000

     If the value of an annuity unit 10 days before the date of maturity was $1.4000000, the number of annuity units represented by the first and subsequent payments would be 198.514 ($277.92/$1.4000000). If the annuity unit value 10 days before the due date of the second monthly payment was $1.405000, the amount of the second payment would be $278.91 (198.514 x $1.405000).

Annuity unit values

     The value of the annuity units varies from day to day, depending on the investment performance of the variable investment option, the deductions made against the variable investment option, and the assumed investment rate used in computing annuity unit values. Thus, the variable monthly annuity payments vary in amount from month to month.

     We calculate annuity unit value separately for each variable investment option. As of the close of each business day, we calculate the value of one annuity unit by

(1) multiplying the immediately preceding annuity unit value by the sum of one plus the applicable net investment rate for the period subsequent to such preceding value and then

(2) multiplying this product by an adjustment factor to neutralize the assumed investment rate used in determining the amounts of annuity payable. If your contract has an assumed investment rate of 3 1/2 % per year, the adjustment factor for a valuation period of one day would be 0.99990575. We neutralize the assumed investment rate by applying the adjustment factor so that the variable annuity payments will increase only if the actual net investment rate of the variable investment option exceeds 3 1/2 % per year and will decrease only if is less than 3 1/2 % per year.

     The amount of the initial variable monthly payment is determined on the assumption that the actual net investment rate of each variable investment option used in calculating the "net investment factor" (described below) will be equal on an annual basis to the "assumed investment rate" (described under "The annuity period - variable monthly annuity payments" in the prospectus). If the actual net investment rate between the dates for determining two monthly annuity payments is greater than the assumed investment rate, the latter monthly payment will be larger in amount than the former. On the other hand, if the actual net investment rate between the dates for determining two monthly annuity payments is less than the assumed investment rate, the latter monthly payment will be smaller in amount than the former.

Mortality tables

     The mortality tables used as a basis for both variable and fixed annuity purchase rates are the 1983a Mortality Tables, with projections of mortality improvements and with certain age adjustments based on the contract year of annuitization. The mortality table used in a Contract purchased in connection with certain employer-related plans and used in all contracts issued in Montana will be the Female Annuity Table of the 1983a Mortality Tables. The impact of this change will be lower benefits (5% to 15%) from a male's viewpoint than would otherwise be the case.

ADDITIONAL INFORMATION ABOUT DETERMINING UNIT VALUES

     The general manner in which we compute annuity unit values is discussed above. Like annuity unit values, we calculate accumulation unit values separately for each variable investment option. As of the close of each business day, we calculate the value of one accumulation unit of a variable investment option by multiplying the immediately preceding accumulation unit value by the sum of one plus the applicable "net investment rate" for the period subsequent to such preceding value. See "Net investment rate" below.

Net investment rate

     For any period, the net investment rate for a variable investment option equals

(1) the percentage total investment return of the corresponding fund for that period (assuming reinvestment of all dividends and other distributions from the fund), less

(2) for each calendar day in the period, a deduction of 0.003836% (depending on the charge for mortality and expense risks) of the value of the variable investment option at the beginning of the period, and less

(3) a further adjustment in an appropriate amount if we ever elect to impose a charge for our income taxes.

Adjustment of units and values

     We reserve the right to change the number and value of the accumulation units and/or annuity units credited to your contract, without notice, provided that strict equity is preserved and the change does not otherwise affect the benefits, provisions, or investment return of your contract.

Hypothetical example illustrating the calculation of accumulation unit values and annuity unit values

     Assume at the beginning of the period being considered, the value of a particular variable investment option was $4,000,000. Investment income during the period totaled $2000, while capital gains were $3000 and capital losses were $1000. Assume also that we are not imposing any tax charge. Charges against the beginning value of the variable investment option amount to $153.44 assuming a one day period. The $153.44 was computed by multiplying the beginning value of $4,000,000 by the factor 0.00003836. By substituting in the first formula above, the net investment rate is equal to $3846.56 ($2000 + $3000 - $1000 -$153.44)
divided by $4,000,000 or 0.00096164.

     Assume further that each accumulation unit had a value of $11.250000 on the previous business day, and the value of an annuity unit on such previous date was $1.0850000. Based upon the experience of the variable investment option during the period, the value of an accumulation unit at the end of the period would be [$11.250000 x (1 + .00096164)] or $11.260818. The value of an annuity unit at the end of the period would be [$1.0850000 x (1 + .00096164) x ..99990575] or $1.0859410. The final figure, .99990575, neutralizes the effect of a 3 1/2% assumed investment rate so that the annuity unit's change in value reflects only the actual investment experience of the variable investment option.

PURCHASES AND REDEMPTIONS OF FUND SHARES

     John Hancock purchases and redeems fund shares for the Account at their net asset value without any sales or redemption charges. Each available fund issues its own separate series of fund shares. Each such series represents an interest in one of the funds of the Series Fund, which corresponds to one of our variable investment options. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.

     On each business day, the account purchases and redeems shares of each fund for each variable investment option based on, among other things, the amount of premium payments allocated to that option, dividends reinvested, and transfers to, from and among investment options, all to be effected as of that date. Such purchases and redemptions are effective at the net asset value per Series Fund share for each fund determined on that same date.

THE ACCOUNT

     In addition to the assets attributable to contracts, the Account includes assets derived from charges made by and, possibly, funds contributed by John Hancock to commence operations of the variable investment option. From time to time these additional amounts may be transferred in cash by us to our general account. Before any such transfer, we will consider any possible adverse impact transfer might have on any variable investment option. The assets of one variable investment option are not necessarily legally insulated from liabilities associated with another variable investment option.

DELAY OF CERTAIN PAYMENTS

     Ordinarily, upon a surrender or partial withdrawal, we will pay the value of any accumulation units in a single sum within 7 days after receipt of a written request at our Annuity Servicing Office. However, redemption may be suspended and payment may be postponed under the following conditions:

(1) when the New York Stock Exchange is closed, other than customary weekend and holiday closings;

(2)  when trading on that Exchange is restricted;

(3) when an emergency exists as a result of which (a) disposal of securities in a variable investment option is not reasonably practicable or (b) it is not reasonably practicable to determine the value of the net assets of a variable investment option; or

(4) when a governmental body having jurisdiction over the Account by order permits such suspension.

Rules and regulations of the SEC, if any are applicable, will govern as to whether conditions in (2) or (3) exist.

     We may defer for up to 15 days the payment of any amount attributable to a premium payment made by check to allow the check reasonable time to clear.

     We may also defer payment of surrender proceeds payable out of any guarantee period for a period of up to 6 months.

LIABILITY FOR TELEPHONE TRANSFERS

     If you authorize telephone transfers, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone or fax instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include

..    requiring personal identification,

..    tape recording calls, and

..    providing written confirmation to the owner.

If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

VOTING PRIVILEGES

     Here's the formula we use to determine the number of fund shares as to which you may give instructions:

                     ---------------------------------------
                            the total value of your
                         accumulation units value in a
                           variable investment option

                                   divided by

                        the net asset value of 1 share of
                             the corresponding fund
                     ---------------------------------------


     At a shareholders' meeting, you may give instructions regarding:

          (1) the election of a Board of Trustees,

          (2) the ratification of the selection of independent auditors,

          (3) the approval of a Series Fund's investment management agreements,

          (4) and other matters requiring a vote under the 1940 Act.

     The annuitant or other payee will also be entitled to give voting instructions with respect to the fund shares corresponding to any variable investment option under which variable annuity payments are then being made. We determine the number of fund shares for which the payee can give instructions by dividing the actuarially determined present value of the payee's annuity units that correspond to that fund by the net asset value of one share of that fund.

     We will furnish you information and forms so that you may give voting instructions.

     We may own fund shares that we do not hold in any separate account whose participants are entitled to give voting instructions. We will vote such shares in proportion to the instructions we receive from all variable annuity contract and variable life insurance policy owners who give us instructions for that fund's shares (including owners who participate in separate accounts other than the Account).

     We have designed your voting privileges based upon our understanding of the requirements of the federal securities laws. If the applicable laws, regulations, or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements.

                         REPORT OF INDEPENDENT AUDITORS

To the Contractowners of
John Hancock Variable Annuity Account U of
  John Hancock Life Insurance Company

We have audited the accompanying statement of assets and liabilities of John Hancock Variable Annuity Account U (the Account) (comprising of, respectively, the Large Cap Growth, Active Bond, International Equity Index, Small Cap Growth, Global Balanced, Mid Cap Growth, Large Cap Value, Money Market, Small/Mid Cap Growth, Real Estate Equity, Growth and Income, Managed, Short Term Bond, Small Cap Equity, International Opportunities, Equity Index, Global Bond, Emerging Markets, Bond Index, Small/Mid Cap CORE, High Yield Bond, Large Cap Aggressive Growth, Small Cap Value (formerly Small/Mid Cap Value), Large Cap Value CORE, International Equity, Fundamental Growth and Large/Mid Cap Value Portfolios) as of December 31, 2001, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Variable Life Account U at December 31, 2001, the results of their operations for the year then ended, and the changes in their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States.

                                                           /S/ ERNST & YOUNG LLP

Boston, Massachusetts
February 8, 2002

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2001


                                                      LARGE CAP                     INTERNATIONAL     SMALL CAP
                                                        GROWTH       ACTIVE BOND    EQUITY INDEX       GROWTH
                                                      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                     ------------    ------------   -------------   -------------
ASSETS
Investment in shares of portfolios of:
 John Hancock Variable Series Trust I, at value ...  $119,827,192    $151,948,093    $20,916,516    $10,548,466

Receivable from portfolio/JHLICO ..................     1,781,457       2,033,224        264,075        184,990
                                                     ------------    ------------    -----------    -----------
Total assets ......................................   121,608,649     153,981,317     21,180,591     10,733,456
LIABILITIES
Payable to portfolio/JHLICO .......................     1,767,446       2,019,405        261,681        183,762
Asset charges payable .............................        14,011          13,819          2,394          1,228
                                                     ------------    ------------    -----------    -----------
Total liabilities .................................     1,781,457       2,033,224        264,075        184,990
                                                     ------------    ------------    -----------    -----------
                                                     $119,827,192    $151,948,093    $20,916,516    $10,548,466
                                                     ------------    ------------    -----------    -----------
NET ASSETS:
 Accumulation units ...............................  $118,670,684    $148,716,514    $20,522,558    $10,381,253
 Contracts in payout (annuitization) period .......     1,156,508       3,231,579        393,958        167,213
                                                     ------------    ------------    -----------    -----------
 Total net assets .................................  $119,827,192    $151,948,093    $20,916,516    $10,548,466
                                                     ------------    ------------    -----------    -----------
 Units outstanding ................................     3,710,835       5,355,786      1,566,623        748,744
                                                     ------------    ------------    -----------    -----------
 Unit value (accumulation) ........................  $      32.29    $      28.37    $     13.35    $     14.09
                                                     ============    ============    ===========    ===========


                                                        GLOBAL         MID CAP       LARGE CAP         MONEY
                                                       BALANCED        GROWTH          VALUE           MARKET
                                                      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                     ------------    ------------   ------------    ------------
ASSETS
Investment in shares of portfolios of:
 John Hancock Variable Series Trust I, at value ...  $    408,596    $ 16,807,228   $  6,805,093    $49,416,171
Receivable from portfolio/JHLICO ..................        11,566         277,866        103,640        804,993
                                                     ------------    ------------   ------------    -----------
Total assets ......................................       420,162      17,085,094      6,908,733     50,221,164
LIABILITIES
Payable to portfolio/JHLICO .......................        11,520         275,918        102,861        803,243
Asset charges payable .............................            47           1,948            780          1,750
                                                     ------------    ------------   ------------    -----------
Total liabilities .................................        11,567         277,866        103,641        804,993
                                                     ------------    ------------   ------------    -----------
                                                     $    408,595    $ 16,807,228   $  6,805,092    $49,416,171
                                                     ------------    ------------   ------------    -----------
NET ASSETS:
 Accumulation units ...............................  $    375,173    $ 16,593,993   $  6,684,863    $48,288,866
 Contracts in payout (annuitization) period .......
                                                           33,422         213,235        120,229      1,127,305
                                                     ------------    ------------   ------------    -----------
 Total net assets .................................  $    408,595    $ 16,807,228   $  6,805,092    $49,416,171
                                                     ------------    ------------   ------------    -----------
Units outstanding .................................        36,168       1,234,402        389,018      2,818,107
                                                     ------------    ------------   ------------    -----------
Unit value (accumulation) .........................  $      11.30    $      13.62   $      17.49    $     17.54
                                                     ============    ============   ============    ===========

See accompanying notes.

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                                DECEMBER 31, 2001

                                                             SMALL/MID   REAL ESTATE    GROWTH &
                                                            CAP GROWTH     EQUITY        INCOME        MANAGED
                                                            SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                            -----------  -----------  ------------  --------------
 ASSETS
 Investment in shares of portfolios of:
  John Hancock Variable Series Trust I,
   at value .............................................   $11,847,865  $34,227,964  $413,308,314   $537,849,351
 Receivable from portfolio/JHLICO .......................        78,011      582,926     4,008,541      8,175,571
                                                            -----------  -----------  ------------   ------------
 Total assets ...........................................    11,925,876   34,810,890   417,316,855    546,024,922
 LIABILITIES
 Payable to portfolio/JHLICO ............................        76,635      578,953     3,971,939      8,112,951
 Asset charges payable ..................................         1,376        3,973        36,602         62,621
                                                            -----------  -----------  ------------   ------------
 Total liabilities ......................................        78,011      582,926     4,008,541      8,175,572
                                                            -----------  -----------  ------------   ------------
 ........................................................   $11,847,865  $34,227,964  $413,308,314   $537,849,350
                                                            -----------  -----------  ------------   ------------
 NET ASSETS:
  Accumulation units ....................................   $11,256,382  $33,701,558  $409,341,232   $529,934,540
  Contracts in payout (annuitization) period ............       591,483      526,406     3,967,082      7,914,810
                                                            -----------  -----------  ------------   ------------
  Total net assets ......................................   $11,847,865  $34,227,964  $413,308,314   $537,849,350
                                                            -----------  -----------  ------------   ------------
  Units outstanding .....................................       584,919    1,255,055     9,055,610     20,305,711
                                                            -----------  -----------  ------------   ------------
  Unit value (accumulation) .............................   $     20.26  $     27.27  $      45.64   $      26.49
                                                            ===========  ===========  ============   ============

                                                             SHORT-TERM  SMALL CAP   INTERNATIONAL
                                                                BOND       EQUITY    OPPORTUNITIES   EQUITY INDEX
                                                             SUBACCOUNT  SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
                                                             ----------  ----------  -------------  --------------
 ASSETS
 Investment in shares of portfolios of:
  John Hancock Variable Series Trust I,
   at value .............................................    $3,810,829  $2,279,013   $2,085,193     $12,560,745
 Receivable from portfolio/JHLICO .......................        14,708      48,377       59,104         275,233
                                                             ----------  ----------   ----------     -----------
 Total assets ...........................................     3,825,537   2,327,390    2,144,297      12,835,978
 LIABILITIES
 Payable to portfolio/JHLICO ............................        14,275      48,115       58,862         273,782
 Asset charges payable ..................................           433         262          242           1,451
                                                             ----------  ----------   ----------     -----------
 Total liabilities ......................................        14,708      48,377       59,104         275,233
                                                             ----------  ----------   ----------     -----------
                                                             $3,810,829  $2,279,013   $2,085,193     $12,560,745
                                                             ----------  ----------   ----------     -----------
 NET ASSETS:
   Accumulation units ...................................    $3,680,789  $2,269,193   $2,078,258     $12,135,294
   Contracts in payout(annuitization) period.............       130,040       9,820        6,935         425,451
                                                             ----------  ----------   ----------     -----------
   Total net assets .....................................    $3,810,829  $2,279,013   $2,085,193     $12,560,745
                                                             ----------  ----------   ----------     -----------
   Units outstanding ....................................       271,921     223,019      201,748         719,159
                                                             ----------  ----------   ----------     -----------
   Unit value (accumulation) ............................    $    14.01  $    10.22   $    10.34     $     17.47
                                                             ==========  ==========   ==========     ===========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                               DECEMBER 31, 2001


                                                          GLOBAL     EMERGING                SMALL/MID
                                                           BOND      MARKETS    BOND INDEX    CAP CORE
                                                        SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
                                                        ----------  ----------  ----------  ------------
ASSETS
Investment in shares of portfolios of:
 John Hancock Variable Series Trust I, at value ....    $1,738,289  $1,674,400  $1,087,316    $420,122
Receivable from portfolio/JHLICO ...................        16,236      28,254      21,813      32,330
                                                        ----------  ----------  ----------    --------
Total assets .......................................     1,754,525   1,702,654   1,109,129     452,452
LIABILITIES
Payable to portfolio/JHLICO. .......................        16,045      28,064      21,692      32,280
Asset charges payable ..............................           192         190         121          51
                                                        ----------  ----------  ----------    --------
Total liabilities ..................................        16,237      28,254      21,813      32,331
                                                        ----------  ----------  ----------    --------
                                                        $1,738,288  $1,674,400  $1,087,316    $420,121
                                                        ----------  ----------  ----------    --------
NET ASSETS:
 Accumulation units ................................    $1,593,802  $1,674,400  $1,057,362    $416,461
 Contracts in payout (annuitization) period ........       144,486          --      29,954       3,660
                                                        ----------  ----------  ----------    --------
 Total net assets ..................................    $1,738,288  $1,674,400  $1,087,316    $420,121
                                                        ----------  ----------  ----------    --------
 Units outstanding .................................       136,718     179,596      96,376      32,255
                                                        ----------  ----------  ----------    --------
 Unit value (accumulation) .........................    $    12.71  $     9.32  $    11.28    $  13.02
                                                        ==========  ==========  ==========    ========

                                                                    LARGE CAP                LARGE CAP
                                                       HIGH YIELD  AGGRESSIVE   SMALL CAP      VALUE
                                                          BOND       GROWTH       VALUE         CORE
                                                       SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                       ----------  -----------  ----------  ------------
ASSETS
Investment in shares of portfolios of:
 John Hancock Variable Series Trust I, at value ....    $734,229    $192,578    $4,068,481     $46,271
Receivable from portfolio/JHLICO ...................       1,111          22        69,612           5
                                                        --------    --------    ----------    --------
Total assets .......................................     735,340     192,600     4,138,093      46,276
LIABILITIES
Payable to portfolio/JHLICO: .......................       1,030          --        69,132          --
Asset charges payable ..............................          81          22           480           5
                                                        --------    --------    ----------    --------
Total liabilities ..................................       1,111          22        69,612           5
                                                        --------    --------    ----------    --------
                                                        $734,229    $192,578    $4,068,481     $46,271
                                                        --------    --------    ----------    --------
NET ASSETS:
 Accumulation units ................................    $734,229    $192,578    $4,068,481      46,271
 Contracts in payout (annuitization) period ........          --          --            --          --
                                                        --------    --------    ----------    --------
 Total net assets ..................................    $734,229    $192,578    $4,068,481     $46,271
                                                        --------    --------    ----------    --------
 Units outstanding .................................      80,739      29,272       304,183       4,675
                                                        --------    --------    ----------    --------
 Unit value (accumulation) .........................    $   9.09    $   6.58    $    13.38     $  9.90
                                                        ========    ========    ==========    ========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                               DECEMBER 31, 2001

                                                            INTERNATIONAL   FUNDAMENTAL   LARGE/MID
                                                               EQUITY         GROWTH      CAP VALUE
                                                             SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                                            -------------   -----------  ------------
ASSETS
Investment in shares of portfolios of:
 John Hancock Variable Series Trust I, at value ..........    $104,285       $415,925     $4,382,379
Receivable from portfolio/JHLICO .........................          12             49         74,222
                                                              --------       --------     ----------
Total assets .............................................     104,297        415,974      4,456,601
LIABILITIES
Payable to portfolio/JHLICO ..............................          --             --         73,715
Asset charges payable ....................................          12             49            507
                                                              --------       --------     ----------
Total liabilities.........................................          12             49         74,222
                                                              --------       --------     ----------
 .........................................................    $104,285       $415,925     $4,382,379
                                                              --------       --------     ----------
NET ASSETS:
 Accumulation units ......................................    $104,285       $415,925     $4,327,917
 Contracts in payout (annuitization) period ..............          --             --         54,462
                                                              --------       --------     ----------
 Total net assets ........................................    $104,285       $415,925     $4,382,379
                                                              --------       --------     ----------
 Units outstanding .......................................      15,749         69,312        426,959
                                                              --------       --------     ----------
 Unit value (accumulation) ...............................    $   6.62       $   6.00     $    10.26
                                                              ========       ========     ==========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                            STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2001

                                                          LARGE CAP                   INTERNATIONAL     SMALL CAP
                                                           GROWTH       ACTIVE BOND    EQUITY INDEX       GROWTH
                                                         SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                         ----------     -----------   -------------     ----------
Investment income:
Income:
 Dividends ..........................................    $    259,680   $ 11,100,262    $    526,387    $         --
                                                         ------------   ------------    ------------    ------------
Total investment income .............................         259,680     11,100,262         526,387              --
Expenses:
 Mortality and expense risks ........................       2,379,344      2,086,306         435,839         226,681
                                                         ------------   ------------    ------------    ------------
Net investment income(loss)..........................      (2,119,664)     9,013,956          90,548        (226,681)
Realized gains (losses) on investments:
 Realized loss on sale of
   portfolio shares .................................      (3,256,391)    (2,462,253)     (2,632,848)    (11,920,835)
 Realized gain distributions.........................              --             --           4,704              --
                                                         ------------   ------------    ------------    ------------
Realized losses .....................................      (3,256,391)    (2,462,253)     (2,628,144)    (11,920,835)
Change in unrealized appreciation
 (depreciation) during the period....................     (38,433,480)     5,142,185      (5,614,777)      8,147,855
                                                         ------------   ------------    ------------    ------------
Net increase (decrease) in net assets resulting
 from operations ....................................    $(43,809,535)  $ 11,693,888    $ (8,152,373)   $ (3,999,661)
                                                         ============   ============    ============    ============


                                                           GLOBAL         MID CAP      LARGE CAP      MONEY
                                                          BALANCED        GROWTH         VALUE        MARKET
                                                         SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                         ----------    ------------   ----------  ------------
Investment income:
Income:
 Dividends ..........................................    $    7,838    $         --  $   153,516  $  2,418,582
                                                         ----------    ------------  -----------  ------------
Total investment income .............................         7,838              --      153,516     2,418,582
Expenses:
 Mortality and expense risks ........................         8,335         412,762      138,484       791,131
                                                         ----------    ------------  -----------  ------------
Net investment income(loss) .........................          (497)       (412,762)      15,032     1,627,451
Realized gains (losses) on investments:
 Realized gain (loss) on sale of
   portfolio shares .................................      (113,127)    (35,275,878)     566,806            --
 Realized gain distributions ........................            --              --       94,383            --
                                                         ----------    ------------  -----------  ------------
Realized gains (losses) .............................      (113,127)    (35,275,878)     661,189
Change in unrealized appreciation
 (depreciation) during the period ...................        59,698      17,631,080      791,934)           --
                                                         ----------    ------------  -----------  ------------
Net increase (decrease) in net assets resulting
 from operations ....................................    $  (53,926)   $(18,057,560) $   115,713) $  1,627,451
                                                         ==========    ============  ===========  ============

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                          YEAR ENDED DECEMBER 31, 2001


                                                   SMALL/MID    REAL ESTATE     GROWTH &
                                                  CAP GROWTH      EQUITY         INCOME        MANAGED
                                                   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                  ------------  ------------  ------------   ------------
Investment income:
Income:
 Dividends ......................................  $        --   $  1,687,795  $   2,558,612  $  16,690,315
                                                   -----------   ------------  -------------  -------------
Total investment income .........................           --      1,687,795      2,558,612     16,690,315
Expenses:
 Mortality and expense risks.....................      213,752        583,762      6,120,733     11,028,304
                                                   -----------   ------------  -------------  -------------
Net investment income(loss)......................     (213,752)     1,104,033     (3,562,121)     5,662,011
Realized gains(losses) on investments:
 Realized gain (loss)on sale of
  portfolio shares...............................   (1,892,567)     2,821,368     (7,477,306)     6,085,098
 Realized gain distributions.....................           --      1,052,959           --        2,937,832
                                                   -----------   ------------  -------------  -------------
Realized gains(losses)...........................   (1,892,567)     3,874,327     (7,477,306)     9,022,930
Change in unrealized appreciation
 (depreciation) during the period................    1,939,351     (3,487,332)  (103,017,939)   (57,145,411)
                                                   -----------   ------------  -------------  -------------
Net increase (decrease)in net assets resulting
 from operations ................................  $  (166,968)  $  1,491,028  $(114,057,366) $ (42,460,470)
                                                   ===========   ============  =============  =============


                                                       SHORT-TERM   SMALL CAP   INTERNATIONAL
                                                          BOND       EQUITY     OPPORTUNITIES  EQUITY INDEX
                                                       SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                       ----------   ----------  -------------  -------------
Investment income:
Income:
 Dividends ......................................      $   266,564  $     1,372  $     32,140   $    238,755
                                                       -----------  -----------  ------------   ------------
Total investment income .........................          266,564        1,372        32,140        238,755
Expenses:
 Mortality and expense risks ....................           69,058       49,812        55,997        284,847
                                                       -----------  -----------  ------------  -------------
Net investment income(loss) .....................          197,506      (48,440)      (23,857)       (46,092)
Realized gains (losses)on investments:
 Realized gain (loss) on sale of
  portfolio shares ..............................           83,602     (877,301)   (1,251,797)    (2,018,549)
 Realized gain distributions.....................               --           --            --        418,832
                                                       -----------  -----------  ------------  -------------
Realized gains (losses) .........................           83,602     (877,301)   (1,251,797)    (1,599,717)
Change in unrealized appreciation
 (depreciation) during the period................           47,415      596,166        25,007     (1,950,432)
                                                       -----------  -----------  ------------   ------------
Net increase (decrease) in net assets resulting
 from operations ................................      $   328,523  $  (329,575) $ (1,250,647)  $ (3,596,241)
                                                       ===========  ===========  ============   ============

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                          YEAR ENDED DECEMBER 31, 2001


                                                                       EMERGING                 SMALL/MID
                                                      GLOBAL BOND      MARKETS     BOND INDEX    CAP CORE
                                                       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                      ------------   -----------   ----------   ----------
Investment income:
Income:
 Dividends ........................................   $    82,717    $     5,084   $   62,094   $     4,400
                                                      -----------    -----------   ----------   -----------
Total investment income ...........................        82,717          5,084       62,094         4,400
Expenses:
 Mortality and expense risks ......................        35,338         36,889       14,231        12,044
                                                      -----------    -----------   ----------   -----------
Net investment income(loss)........................        47,379        (31,805)      47,863        (7,644)
Realized gains (losses)on investments:
 Realized gain (loss) on sale of
  portfolio shares ................................      (110,221)    (2,375,454)      27,899       (82,560)
 Realized gain distributions.......................            --             --        1,830            --
                                                      -----------    -----------   ----------   -----------
Realized gains (losses) ...........................      (110,221)    (2,375,454)      29,729       (82,560)
Change in unrealized appreciation(depreciation)
 during the period ................................       (33,706)     2,114,761      (24,893)       70,454
                                                      -----------    -----------   ----------   -----------
Net increase (decrease)in net assets resulting
 from operations ..................................   $   (96,548)   $  (292,498)  $   52,699   $   (19,750)
                                                      ===========    ===========   ==========   ===========

                                                                        LARGE CAP
                                                           HIGH YIELD   AGGRESSIVE    SMALL CAP   LARGE CAP
                                                              BOND        GROWTH        VALUE     VALUE CORE
                                                           SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                           ----------   ----------   ----------  -----------
Investment income:
Income:
 Dividends ........................................        $  109,512   $       --   $   27,352  $       299
                                                           ----------   ----------   ----------  -----------
Total investment income ...........................           109,512           --       27,352          299
Expenses:
 Mortality and expense risks.......................            16,636        3,694       51,589          422
                                                           ----------   ----------   ----------  -----------
Net investment income(loss)........................            92,876       (3,694)     (24,237)        (123)
Realized gains (losses)on investments:
 Realized gain (loss) on sale of
  portfolio shares ................................          (136,094)     (99,676)      84,933          285
 Realized gain distributions.......................                --           --       22,998           --
                                                           ----------   ----------   ----------  -----------
Realized gains (losses) ...........................          (136,094)     (99,676)     107,931          285
Change in unrealized appreciation(depreciation)
 during the period.................................           (29,600)      51,939      409,880        2,706
                                                           ----------   ----------   ----------  -----------
Net increase (decrease)in net assets resulting
 from operations ..................................        $  (72,818)  $  (51,431)  $  493,574  $     2,868
                                                           ==========   ==========   ==========  ===========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                          YEAR ENDED DECEMBER 31, 2001


                                                                    INTERNATIONAL  FUNDAMENTAL    LARGE/MID
                                                                       EQUITY         GROWTH      CAP VALUE
                                                                     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                                                    ------------   ------------  -----------
Investment income:
Income:
 Dividends .................................................        $       427     $        --  $     5,160
                                                                    -----------     -----------  -----------
Total investment income ....................................                427              --        5,160
Expenses:
 Mortality and expense risks ...............................              1,081          30,000        8,822
                                                                    -----------     -----------  -----------
Net investment loss ........................................               (654)        (30,000)      (3,662)
Realized gains (losses) on investments:
 Realized loss on sale of portfolio shares .................            (13,865)     (2,709,366)     (17,792)
 Realized gain distributions ...............................                 --              --           --
                                                                    -----------     -----------  -----------
Realized losses ............................................            (13,865)     (2,709,366)     (17,792)
Change in unrealized appreciation (depreciation) during
 the period ..........................                                   (5,822)      1,136,170       15,780
                                                                    -----------     -----------  -----------
Net decrease in net assets resulting
 from operations ...........................................        $   (20,341)    $(1,603,196) $    (5,674)
                                                                    ===========     ===========  ===========

 See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                      STATEMENTS OF CHANGES IN NET ASSETS

                            YEARS ENDED DECEMBER 31,

                                                             LARGE CAP GROWTH                  ACTIVE BOND
                                                                SUBACCOUNT                     SUBACCOUNT
                                                      ------------------------------  -----------------------------
                                                           2001            2000            2001           2000
                                                      --------------  --------------  --------------  -------------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss) .....................   $  (2,119,664)  $  35,428,664   $   9,013,956   $ 11,068,664
 Realized gains (losses) ..........................      (3,256,391)     26,364,178      (2,462,253)    (4,986,663
 Change in unrealized appreciation
  (depreciation) during the period ................     (38,433,480)   (121,381,992)      5,142,185     12,157,576
                                                      -------------   -------------   -------------   ------------
Net increase (decrease) in net assets resulting
 from operations ..................................     (43,809,535)    (59,589,150)     11,693,888     18,239,577
Contract transactions:
 Net payments received
  from contract owners ............................       1,406,783      38,964,050       1,209,483      6,763,036
 Net transfers for contract benefits and
  terminations ....................................     (74,156,696)    (83,034,603)    (72,529,586)   (53,118,294
 Net transfers between subaccounts ................     (12,383,845)             --       6,076,124             --
                                                      -------------   -------------   -------------   ------------
Net decrease in net assets resulting from
 contract transactions ............................     (85,133,758)    (44,070,553)    (65,243,979)   (46,355,258
                                                      -------------   -------------   -------------   ------------
Total decrease in net assets ......................    (128,943,293)   (103,659,703)    (53,550,091)   (28,115,681
Net assets at beginning of period .................     248,770,485     352,430,188     205,498,184    233,613,865
                                                      -------------   -------------   -------------   ------------
Net assets at end of period .......................   $ 119,827,192   $ 248,770,485   $ 151,948,093   $205,498,184
                                                      =============   =============   =============   ============

                                                        INTERNATIONAL EQUITY INDEX           SMALL CAP GROWTH
                                                                SUBACCOUNT                      SUBACCOUNT
                                                      ------------------------------  -----------------------------
                                                           2001            2000            2001           2000
                                                      --------------  --------------  --------------  -------------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss) .....................   $      90,548   $   1,623,993   $    (226,681)  $  2,197,757
 Realized gains (losses) ..........................      (2,628,144)      1,147,826     (11,920,835)     5,922,950
 Change in unrealized appreciation
  (depreciation) during the period ................      (5,614,777)    (13,628,035)      8,147,855    (19,398,417)
                                                      -------------   -------------   -------------   ------------
Net decrease in net assets resulting
 from operations ..................................      (8,152,373)    (10,856,216)     (3,999,661)   (11,277,710)
Contract transactions:
 Net payments received
  from contract owners ............................         466,638       3,864,573         151,413     43,625,881
 Net transfers for contract benefits and
  terminations ....................................     (13,486,585)    (11,258,951)    (10,903,641)   (26,619,276)
 Net transfers between subaccounts ................      (1,902,369)             --      (1,977,141)            --
                                                      -------------   -------------   -------------   ------------
Net increase (decrease) in net assets resulting
 from contract transactions .......................     (14,922,316)     (7,394,378)    (12,729,369)    17,006,605
                                                      -------------   -------------   -------------   ------------
Total increase (decrease) in net assets ...........     (23,074,689)    (18,250,594)    (16,729,030)     5,728,895
Net assets at beginning of period. ................      43,991,205      62,241,799      27,277,496     21,548,601
                                                      -------------   -------------   -------------   ------------
Net assets at end of period .......................   $  20,916,516   $  43,991,205   $  10,548,466   $ 27,277,496
                                                      =============   =============   =============   ============

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                            YEARS ENDED DECEMBER 31,

                                                                 GLOBAL BALANCED                MID CAP GROWTH
                                                                   SUBACCOUNT                     SUBACCOUNT
                                                            -------------------------   -------------------------------
                                                               2001          2000           2001              2000
                                                            ------------  -----------   -------------  ----------------
Increase (decrease) in net assets from operations:
 Net investment income (loss) ...........................   $      (497)  $    30,282   $   (412,762)   $    7,717,454
 Realized gains (losses) ................................      (113,127)      (24,266)   (35,275,878)        9,435,897
 Change in unrealized appreciation
  (depreciation) during the period ......................        59,698      (120,635)    17,631,080       (56,563,675)
                                                            -----------   -----------   ------------    --------------
Net decrease in net assets resulting from
 operations .............................................       (53,926)     (114,619)   (18,057,560)      (39,410,324)
Contract transactions:
 Net payments received from contract owners .............         3,570       135,204        242,879        83,752,973
 Net transfers for contract benefits
  and terminations ......................................      (432,693)     (504,731)   (14,460,675)      (54,115,552)
 Net transfers between subaccounts ......................        51,078            --     (4,485,208)               --
                                                            -----------   -----------   ------------    --------------
Net increase (decrease) in net assets resulting from
 contract transactions ..................................      (378,045)     (369,527)   (18,703,004)       29,637,421
                                                            -----------   -----------   ------------    --------------
Total decrease in net assets ............................      (431,971)     (484,146)   (36,760,564)       (9,772,903)
Net assets at beginning of period .......................       840,566     1,324,712     53,567,792        63,340,695
                                                            -----------   -----------   ------------    --------------
Net assets at end of period .............................   $   408,595   $   840,566   $ 16,807,228    $   53,567,792
                                                            ===========   ===========   ============    ==============

                                                                 LARGE CAP VALUE                MONEY MARKET
                                                                   SUBACCOUNT                    SUBACCOUNT
                                                            -------------------------   -----------------------------
                                                               2001          2000           2001            2000
                                                            ------------  ------------  -------------  --------------
Increase (decrease) in net assets from operations:
 Net investment income (loss) ...........................   $    15,032   $   474,725   $  1,627,451    $   3,397,772
 Realized gains (losses) ................................       661,189      (974,459)            --               --
 Change in unrealized appreciation
  (depreciation) during the period ......................      (791,934)    1,543,162             --               --
                                                            -----------   -----------   ------------    -------------
Net increase (decrease) in net
 assets resulting from operations .......................      (115,713)    1,043,428      1,627,451        3,397,772
Contract transactions:
 Net payments received from contract owners .............       136,144     7,555,877      1,316,635       70,600,650
 Net transfers for contract benefits
  and terminations ......................................    (7,576,018)   (7,133,886)   (49,405,380)    (106,420,233)
 Net transfers between subaccounts ......................     3,260,858            --     32,513,116               --
                                                            -----------   -----------   ------------    -------------
Net increase (decrease) in net assets resulting
 from contract transactions .............................    (4,179,016)      421,991    (15,575,629)     (35,819,583)
                                                            -----------   -----------   ------------    -------------
Total increase (decrease) in net assets .................    (4,294,729)    1,465,419    (13,948,178)     (32,421,811)
Net assets at beginning of period........................    11,099,821     9,634,402     63,364,349       95,786,160
                                                            -----------   -----------   ------------    -------------
Net assets at end of period .............................   $ 6,805,092   $11,099,821   $ 49,416,171    $  63,364,349
                                                            ===========   ===========   ============    =============

See accompanying notes.

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                            YEARS ENDED DECEMBER 31,

                                                          SMALL/MID-CAP GROWTH               REAL ESTATE EQUITY
                                                               SUBACCOUNT                        SUBACCOUNT
                                                    --------------------------------  ---------------------------------
                                                         2001             2000             2001              2000
                                                    ---------------  ---------------  ---------------   ---------------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss) ...................   $     (213,752)  $    1,767,482   $    1,104,033    $    4,001,994
 Realized gains (losses) ........................       (1,892,567)        (273,245)       3,874,327           553,877
 Change in unrealized appreciation
  (depreciation) during the period ..............        1,939,351          118,225       (3,487,332)        7,855,678
                                                    --------------   --------------   --------------    --------------
Net increase (decrease) in net assets
 resulting from operations ......................         (166,968)       1,612,462        1,491,028        12,411,549
Contract transactions:
 Net payments received
  from contract owners ..........................           84,499        1,958,947          297,537         3,261,325
 Net transfers for contract benefits and
 terminations ...................................       (7,599,964)      (6,230,483)     (17,460,445)      (12,483,736)
 Net transfers between subaccounts ..............         (419,828)              --          (36,717)               --
                                                    --------------   --------------   --------------    --------------
Net decrease in net assets resulting from
 contract transactions ..........................       (7,935,293)      (4,271,536)     (17,199,625)       (9,222,411)
                                                    --------------   --------------   --------------    --------------
Total increase (decrease) in net assets .........       (8,102,261)      (2,659,074)     (15,708,597)        3,189,138
Net assets at beginning of period ...............       19,950,126       22,609,200       49,936,561        46,747,423
                                                    --------------   --------------   --------------    --------------
Net assets at end of period .....................   $   11,847,865   $   19,950,126   $   34,227,964    $   49,936,561
                                                    ==============   ==============   ==============    ==============

                                                            GROWTH & INCOME                        MANAGED
                                                               SUBACCOUNT                        SUBACCOUNT
                                                    --------------------------------  ---------------------------------
                                                         2001             2000             2001              2000
                                                    ---------------  ---------------  ---------------   ---------------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss) ...................   $   (3,562,121)  $  130,058,467   $    5,662,011    $   98,517,251
 Realized gains (losses) ........................       (7,477,306)      62,135,108        9,022,930        37,571,830
 Change in unrealized depreciation
  during the period .............................     (103,017,939)    (322,959,562)     (57,145,411)     (152,161,290)
                                                    --------------   --------------   --------------    --------------
Net decrease in net assets resulting
 from operations ................................     (114,057,366)    (130,765,987)     (42,460,470)      (16,072,209)
Contract transactions:
 Net payments received
  from contract owners ..........................        2,847,763       23,632,910        4,333,685        20,057,145
 Net transfers for contract benefits
  and terminations ..............................     (206,390,008)    (178,972,386)    (437,894,398)     (258,901,161)
 Net transfers between subaccounts ..............      (21,083,615)              --      (15,652,289)               --
                                                    --------------   --------------   --------------    --------------
Net decrease in net assets resulting from
 contract transactions ..........................     (224,625,860)    (155,339,476)    (449,213,002)     (238,844,016)
                                                    --------------   --------------   --------------    --------------
Total decrease in net assets ....................     (338,683,226)    (286,105,463)    (491,673,472)     (254,916,225)
Net assets at beginning of period ...............      751,991,540    1,038,097,003    1,029,522,822     1,284,439,047
                                                    --------------   --------------   --------------    --------------
Net assets at end of period .....................   $  413,308,314   $  751,991,540   $  537,849,350    $1,029,522,822
                                                    ==============   ==============   ==============    ==============

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                            YEARS ENDED DECEMBER 31,

                                                                                 SHORT-TERM BOND              SMALL CAP EQUITY
                                                                                   SUBACCOUNT                    SUBACCOUNT
                                                                           ---------------------------   ---------------------------
                                                                               2001           2000           2001            2000
                                                                           ------------   ------------   -----------    ------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)  ...........................................  $   197,506    $   357,658   $   (48,440)   $   281,244
 Realized gains (losses) .................................................       83,602       (209,010)     (877,301)      (443,290)
 Change in unrealized appreciation (depreciation) during the period.......       47,415        298,900       596,166       (349,962)
                                                                            -----------    -----------   -----------    -----------
Net increase (decrease) in net assets resulting from operations ..........      328,523        447,548      (329,575)      (512,008)
Contract transactions:
 Net payments received from contract owners ..............................       44,836      1,151,059        39,074      1,579,511
 Net transfers for contract benefits and terminations ....................   (3,909,581)    (5,580,437)   (2,121,956)    (2,728,686)
 Net transfers between subaccounts .......................................    1,898,880             --       395,028             --
                                                                            -----------    -----------   -----------    -----------
Net decrease in net assets resulting from contract transactions ..........   (1,965,865)    (4,429,378)   (1,687,854)    (1,149,175)
                                                                            -----------    -----------   -----------    -----------
Total decrease in net assets .............................................   (1,637,342)    (3,981,830)   (2,017,429)    (1,661,183)
Net assets at beginning of period ........................................    5,448,171      9,430,001     4,296,442      5,957,625
                                                                            -----------    -----------   -----------    -----------
Net assets at end of period ..............................................  $ 3,810,829    $ 5,448,171   $ 2,279,013    $ 4,296,442
                                                                            ===========    ===========   ===========    ===========


                                                                                  INTERNATIONAL
                                                                                  OPPORTUNITIES                EQUITY INDEX
                                                                                    SUBACCOUNT                  SUBACCOUNT
                                                                           --------------------------  -----------------------------
                                                                               2001          2000           2001            2000
                                                                           ------------  ------------  -------------   -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)  .........................................   $    (23,857)  $    286,821  $    (46,092)  $  1,094,796
 Realized gains (losses)  ..............................................     (1,251,797)       271,265    (1,599,717)     2,740,901
 Change in unrealized appreciation (depreciation) during the period ....         25,007     (1,815,784)   (1,950,432)    (7,551,309)
                                                                           ------------   ------------  ------------   ------------
Net increase (decrease) in net assets resulting from operations ........     (1,250,647)    (1,257,698)   (3,596,241)    (3,715,612)
Contract transactions:
 Net payments received from contract owners ............................         68,285      4,884,902       886,154     13,487,080
 Net transfers for contract benefits and terminations ..................     (2,785,093)    (2,243,314)  (13,671,320)   (17,106,435)
 Net transfers between subaccounts .....................................       (610,682)            --      (906,765)            --
                                                                           ------------   ------------  ------------   ------------
Net increase (decrease) in net assets resulting from contract
  transactions .........................................................     (3,327,490)     2,641,588   (13,691,931)    (3,619,355)
                                                                           ------------   ------------  ------------   ------------
Total increase (decrease) in net assets ................................     (4,578,137)     1,383,890   (17,288,172)    (7,334,967)
Net assets at beginning of period ......................................      6,663,330      5,279,440    29,848,917     37,183,884
                                                                           ------------   ------------  ------------   ------------
Net assets at end of period ............................................   $  2,085,193   $  6,663,330  $ 12,560,745   $ 29,848,917
                                                                           ============   ============  ============   ============

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                            YEARS ENDED DECEMBER 31,

                                                                                GLOBAL BOND                    EMERGING MARKETS
                                                                                 SUBACCOUNT                      SUBACCOUNT
                                                                        ---------------------------    -----------------------------
                                                                            2001           2000            2001            2000
                                                                        ------------   ------------    ------------   --------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)  .......................................  $     47,379   $    175,655    $    (31,805)   $    235,510
 Realized gains (losses)  ............................................      (110,221)      (116,018)     (2,375,454)        354,286
 Change in unrealized appreciation (depreciation) during the
       period ........................................................       (33,706)       307,529       2,114,761      (3,500,673)
                                                                        ------------   ------------    ------------    ------------
Net increase (decrease) in net assets resulting from operations ......       (96,548)       367,166        (292,498)     (2,910,877)
Contract transactions:
 Net payments received from contract owners ..........................        91,246        475,322          27,549      10,071,013
 Net transfers for contract benefits and terminations ................    (1,885,552)    (1,533,118)     (1,496,297)     (6,892,125)
 Net transfers between subaccounts ...................................       (30,332)            --        (145,753)             --
                                                                        ------------   ------------    ------------    ------------
 Net increase (decrease) in net assets resulting from contract
       transactions ..................................................    (1,824,638)    (1,057,796)     (1,614,501)      3,178,888
                                                                        ------------   ------------    ------------    ------------
Total increase (decrease) in net assets ..............................    (1,921,186)      (690,630)     (1,906,999)        268,011
Net assets at beginning of period ....................................     3,659,474      4,350,104       3,581,399       3,313,388
                                                                        ------------   ------------    ------------    ------------
Net assets at end of period ..........................................  $  1,738,288   $  3,659,474    $  1,674,400    $  3,581,399
                                                                        ============   ============    ============    ============


                                                                                 BOND INDEX                SMALL/MID CAP CORE
                                                                                 SUBACCOUNT                    SUBACCOUNT
                                                                           -------------------------   ----------------------------
                                                                               2001          2000          2001           2000
                                                                           ------------  -----------   ------------   -------------
Increase (decrease) in net assets from  operations:
 Net investment income (loss)  ...........................................  $    47,863  $    73,838    $    (7,644)   $    43,651
 Realized gains (losses)  ................................................       29,729      (33,496)       (82,560)        15,225
 Change in unrealized appreciation (depreciation) during the period ......      (24,893)      25,239         70,454        (59,728)
                                                                            -----------  -----------    -----------    -----------
Net increase (decrease) in net assets resulting from operations ..........       52,699       65,581        (19,750)          (852)
Contract transactions:
 Net payments received from contract owners ..............................       38,905    7,916,310         66,345      1,656,444
 Net transfers for contract benefits and terminations ....................   (1,069,034)  (7,727,524)    (1,058,162)      (396,801)
 Net transfers between subaccounts .......................................    1,515,265           --         36,751             --
                                                                            -----------  -----------    -----------    -----------
Net increase (decrease) in net assets resulting from contract
    transactions .........................................................      485,136      188,786       (955,066)     1,259,643
                                                                            -----------  -----------    -----------    -----------
Total increase (decrease) in net assets ..................................      537,835      254,367       (974,816)     1,258,791
Net assets at beginning of period ........................................      549,481      295,114      1,394,937        136,146
                                                                            -----------  -----------    -----------    -----------
Net assets at end of period ..............................................  $ 1,087,316  $   549,481    $   420,121    $ 1,394,937
                                                                            ===========  ===========    ===========    ===========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                      YEARS AND PERIODS ENDED DECEMBER 31,


                                                                                                  LARGE CAP
                                                                     HIGH YIELD BOND          AGGRESSIVE GROWTH
                                                                        SUBACCOUNT                SUBACCOUNT
                                                                 ------------------------   ----------------------
                                                                    2001          2000        2001         2000*
                                                                 -----------   ----------   ----------   ---------
Increase (decrease) in net assets from operations:
 Net investment income (loss) .................................  $    92,876   $   42,410   $  (3,694)   $   3,349
 Realized losses ..............................................     (136,094)     (61,248)    (99,676)     (12,633)
 Change in unrealized appreciation (depreciation)
  during the period . .........................................      (29,600)     (45,245)     51,939      (42,636)
                                                                 -----------   ----------   ---------    ---------
Net decrease in net assets resulting from operations...........      (72,818)     (64,083)    (51,431)     (51,920)
Contract transactions:
 Net payments received from contract owners ...................       28,607      826,620      17,271      408,945
 Net transfers for contract benefits and terminations .........     (943,177)     830,896)   (169,227)    (102,597)
 Net transfers between subaccounts ............................    1,201,950           --     141,537           --
                                                                 -----------   ----------   ---------    ---------
Net increase (decrease) in net assets resulting from
 contract transactions ........................................      287,380       (4,276)    (10,419)     306,348
                                                                 -----------   ----------   ---------    ---------
Total increase decrease) in net assets ........................      214,562      (68,359)    (61,850)     254,428
Net assets at beginning of period. ............................      519,667      588,026     254,428           --
                                                                 -----------   ----------   ---------    ---------
Net assets at end of period ..................................   $   734,229   $  519,667   $ 192,578    $ 254,428
                                                                 ===========   ==========   =========    =========


                                                                      SMALL CAP VALUE        LARGE CAP VALUE CORE
                                                                         SUBACCOUNT               SUBACCOUNT
                                                                  -----------------------   ----------------------
                                                                     2001         2000*        2001        2000*
                                                                  ----------   ----------   ---------    ---------
Increase (decrease) in net assets from operations:
 Net investment income (loss) .................................  $   (24,237)  $  290,131   $    (123)   $      59
 Realized gains (losses) ......................................      107,931        6,379         285           --
 Change in unrealized appreciation (depreciation)
  during the period ...........................................      409,880     (149,565)      2,706          149
                                                                 -----------   ----------   ---------    ---------
Net increase (decrease) in net assets resulting
 from operations ..............................................      493,574      146,945       2,868          208
Contract transactions:
 Net payments received from contractowners ....................       10,173    2,223,863       2,630        4,855
 Net transfers for contract benefits and terminations .........   (2,612,233)    (121,860)    (54,992)       1,271
 Net transfers between subaccounts                                 3,928,019           --      89,431           --
                                                                 -----------   ----------   ---------    ---------
Net increase in net assets resulting from contract
 transactions .................................................    1,325,959    2,102,003      37,069        6,126
                                                                 -----------   ----------   ---------    ---------
Total increase in net assets ..................................    1,819,533    2,248,948      39,937        6,334
Net assets at beginning of period .............................    2,248,948           --       6,334           --
                                                                 -----------   ----------   ---------    ---------
Net assets at end of period ...................................  $ 4,068,481   $2,248,948   $  46,271    $   6,334
                                                                 ===========   ==========   =========    =========

________
* From May 1, 2000 (commencement of operations)

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                      YEARS AND PERIODS ENDED DECEMBER 31,


                                                                    INTERNATIONAL EQUITY       FUNDAMENTAL GROWTH
                                                                         SUBACCOUNT                SUBACCOUNT
                                                                    --------------------   --------------------------
                                                                      2001       2000*        2001           2000*
                                                                    --------    --------   -----------   ------------
Increase (decrease) in net assets from operations:
 Net investment income (loss) ...................................   $   (654)   $ 1,087    $   (30,000)   $   395,232
 Realized gains (losses). .......................................    (13,865)       (25)    (2,709,366)       638,244
 Change in unrealized appreciation (depreciation)
  during the period .............................................     (5,822)    (3,587)     1,136,170     (1,246,064)
                                                                    --------    -------    -----------    -----------
Net decrease in net assets resulting from operations ............    (20,341)    (2,525)    (1,603,196)      (212,588)
Contract transactions:
 Net payments received from contract owners .....................        107     38,273          9,042      9,819,480
 Net transfers for contract benefits and terminations ...........    (31,230)        --       (407,452)    (5,353,854)
 Net transfers between subaccounts ..............................    120,001         --     (1,835,507)            --
                                                                    --------    -------    -----------    -----------
Net increase (decrease) in net assets resulting from
 contract transactions ..........................................     88,878     38,273     (2,233,917)     4,465,626
                                                                    --------    -------    -----------    -----------
Total increase (decrease) in net assets .........................     68,537     35,748     (3,837,113)     4,253,038
Net assets at beginning of period ...............................     35,748         --      4,253,038             --
                                                                    --------    -------    -----------    -----------
Net assets at end of period .....................................   $104,285    $35,748    $   415,925    $ 4,253,038
                                                                    ========    =======    ===========    ===========


                                                                                               LARGE/MID CAP VALUE
                                                                                                   SUBACCOUNT
                                                                                           --------------------------
                                                                                              2001         2000*
                                                                                           -----------    -----------
Increase (decrease) in net assets from operations:
 Net investment income (loss) ..........................................................   $    (3,662)   $     1,751
 Realized gains (losses) ...............................................................       (17,792)           870
 Change in unrealized appreciation (depreciation) during the period ....................        15,780          6,947
                                                                                           -----------    -----------
Net increase (decrease) in net assets resulting from operations ........................        (5,674)         9,568
Contract transactions:
 Net payments received from contract owners ............................................        72,552        153,924
 Net transfers for contract benefits and terminations ..................................    (3,917,796)        (1,021)
 Net transfers between subaccounts .....................................................     8,070,826             --
                                                                                           -----------    -----------
Net increase in net assets resulting from contract transactions ........................     4,225,582        152,903
                                                                                           -----------    -----------
Total increase in net assets ...........................................................     4,219,908        162,471
Net assets at beginning of period ......................................................       162,471             --
                                                                                           -----------    -----------
Net assets at end of period ............................................................   $ 4,382,379    $   162,471
                                                                                           ===========    ===========

_________
* From May 1, 2000 (commencement of operations)

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2001

1. ORGANIZATION

John Hancock Variable Annuity Account U (the Account) is a separate investment account of John Hancock Life Insurance Company (JHLICO or John Hancock). The Account was formed to fund variable annuity contracts (Contracts) issued by JHLICO. Currently, the Account funds the Accomodator Class 1, Independence Class 3 and Immediate Annuity #4 Annuity Contracts. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of twenty-seven subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Fund of John Hancock Variable Series Trust I (the Trust). New subaccounts may be added as new Funds are added to the Trust, or as other investment options are developed, and made available to contractowners. The twenty-seven Funds of the Trust, which are currently available, are the Large Cap Growth, Active Bond, International Equity Index, Small Cap Growth, Global Balanced, Mid Cap Growth, Large Cap Value, Money Market, Small/Mid Cap Growth, Real Estate Equity, Growth and Income, Managed, Short Term Bond, Small Cap Equity, International Opportunities, Equity Index, Global Bond, Emerging Markets, Bond Index, Small/Mid Cap CORE, High Yield Bond, Large Cap Aggressive Growth, Small Cap Value (formerly Small/Mid Cap Value), Large Cap Value CORE, International Equity, Fundamental Growth and Large/Mid Cap Value Portfolios. Each portfolio has a different investment objective.

The assets of the Account are the property of JHLICO. The portion of the Account's assets applicable to the Contracts may not be charged with liabilities arising out of any other business JHLICO may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS

Investment in shares of the Trust, Declaration Trust and of the Outside Trust are valued at the reported net asset values of the respective Funds. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Realized gains and losses on sales of respective Fund shares are determined on the basis of identified cost.

NET ASSETS IN PAYOUT (ANNUITIZATION) PERIOD

A small portion of the net assets is allocated to annuity policies in the payout period. The liability for these policies is calculated using mortality assumptions and an assumed interest rate. For any particular policy, the mortality assumption may be based on the Annuity 2000 Table, the 1983a Individual Annuity Mortality Table, the 1971 Individual Annuity Mortality Table (modified), or the Annuity Mortality Table for 1949 (modified). The assumed interest rate is 3.5%, unless the annuitant elects otherwise, in which case the rate may be 5.0% or 6.0%, as regulated by the laws of the respective states. The mortality risk is borne entirely by John Hancock Life Insurance Company and may result in additional amounts being transferred into the variable annuity account by John Hancock Life Insurance Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of JHLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the Contracts funded in the Account. Currently, JHLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

EXPENSES

JHLICO assumes mortality and expense risks of the Contracts and provides administrative services to the Account for which assets charges are deducted at an annual rate of 1.00%, 1.40% and 0.85% of net assets of the Accomodator Class #1, Independence Class #3 and Immediate Annuity #4 Contracts, respectively.

JHLICO makes certain other deductions from contractowner payments for premium taxes, guaranteed minimum death benefit, sales charges on purchases and the surrender fee and annual contract fee, which are accounted for as a reduction of net assets resulting from contractowner transactions.

POLICY LOANS

Contract loans represent outstanding loans plus accrued interest. Interest is accrued (net of a charge for Contract loan administration determined at an annual rate of .75% of the aggregate amount of Contractholder indebtedness) and compounded daily. At December 31, 2001, there were no outstanding Contract loans.

AMOUNTS RECEIVABLE/PAYABLE

Receivables/Payables to/from portfolios/JHLICO are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios' shares. The amounts are due to/ from either the respective portfolio and/or John Hancock Life Insurance Company for the benefit of contractowners.

3. TRANSACTION WITH AFFILIATES

John Hancock acts as the distributor, principal underwriter and investment advisor for the Trust. Certain officers of the Account are officers and directors of JHLICO or the Trust.

4. NEW AUDIT GUIDE

Effective January 1, 2001, the Account adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies (the Guide), as revised. Certain disclosures in the financial statements of the Account have changes as a result of the adoption of the Guide. The financial statement presentation of the account for the years prior to 2001 has not been restated.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

5. DETAILS OF INVESTMENTS

The details of the shares owned and cost and value of investments in the Subaccounts of the Trust and of the Outside Trust at December 31, 2001 were as follows:

                                         SHARES
SUBACCOUNT                               OWNED         COST          VALUE
------------------------------------------------------------------------------
Large Cap Growth ...................    7,709,499  $181,355,280   $119,827,192
Active Bond ........................   15,904,889   154,597,467    151,948,093
International Equity Index .........    1,732,375    28,145,557     20,916,516
Small Cap Growth ...................      896,004    16,369,424     10,548,466
Global Balanced ....................       47,693       469,180        408,596
Mid Cap Growth .....................    1,708,185    36,329,471     16,807,228
Large Cap Value ....................      480,777     6,773,401      6,805,093
Money Market .......................   49,416,171    49,416,171     49,416,171
Small/Mid-Cap Growth ...............      840,795    12,179,486     11,847,865
Real Estate Equity .................    2,526,639    35,381,320     34,227,964
Growth & Income ....................   34,638,165   575,619,478    413,308,314
Managed ............................   41,118,668   598,837,911    537,849,351
Short-Term Bond ....................      376,893     3,739,244      3,810,829
Small Cap Equity ...................      259,238     2,539,198      2,279,013
International Opportunities ........      224,175     2,833,018      2,085,193
Equity Index .......................      845,787    16,125,782     12,560,745
Global Bond ........................      178,508     1,814,631      1,738,289
Emerging Markets ...................      260,065     2,445,757      1,674,400
Bond Index .........................      109,969     1,098,129      1,087,316
Small/Mid Cap CORE .................       42,798       409,651        420,122
High Yield Bond ....................      107,501       808,130        734,229
Large Cap Aggressive Growth ........       23,723       183,275        192,578
Small Cap Value ....................      295,661     3,808,166      4,068,481
Large Cap Value CORE ...............        4,705        43,416         46,271
International Equity ...............       13,811       113,694        104,285
Fundamental Mid Cap Growth .........       49,031       525,819        415,925
Large/Mid Cap Value ................      410,971     4,359,652      4,382,379

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

5. DETAILS OF INVESTMENTS (CONTINUED)

Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Subaccounts of the Trust and of the Outside Trust during 2001 were as follows:

SUBACCOUNTING                                        PURCHASES       SALES
------------------------------------------------------------------------------
Large Cap Growth ................................   $   416,264   $ 87,669,686
Active Bond .....................................    12,397,870     68,627,893
International Equity Index ......................       934,888     15,761,952
Small Cap Growth ................................     1,271,053     14,227,103
Global Balanced .................................        99,833        478,374
Mid Cap Growth ..................................     3,259,497     22,375,263
Large Cap Value .................................     3,768,270      7,837,870
Money Market ....................................    33,087,390     47,035,568
Small/Mid-Cap Growth ............................       517,396      8,666,441
Real Estate Equity ..............................     3,388,640     18,431,273
Growth & Income .................................     2,558,612    230,746,593
Managed .........................................    19,628,148    460,241,306
Short-Term Bond .................................     2,101,914      3,870,273
Small Cap Equity ................................     1,503,959      3,240,253
International Opportunities .....................       196,700      3,548,047
Equity Index ....................................     2,509,512     15,828,703
Global Bond .....................................       640,219      2,417,477
Emerging Markets ................................       554,477      2,200,783
Bond Index ......................................     1,939,020      1,404,191
Small/Mid Cap CORE ..............................       238,327      1,201,036
High Yield Bond .................................     1,855,167      1,474,911
Large Cap Aggressive Growth .....................       674,178        688,291
Small Cap Value .................................     4,006,445      2,681,725
Large Cap Value CORE ............................       183,997        147,051
International Equity ............................       132,803         44,579
Fundamental Mid Cap Growth ......................       345,743      2,609,660
Large/Mid Cap Value .............................     4,979,679        757,759

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

6. UNIT VALUES

A summary of unit values and units outstanding for variable annuity contracts and the expense and investment income ratios, excluding expenses of the underlying Portfolios were as follows:

                                                                           FOR THE YEAR OR PERIOD ENDED
                                    AT DECEMBER 31, 2001                         DECEMBER 31, 2001
                             --------------------------------------------------------------------------------------
                                                                    EXPENSE
                                      UNIT FAIR VALUE                RATIO*     INVESTMENT           TOTAL
                             UNITS       LOWEST TO       ASSETS    LOWEST TO      INCOME           RETURN***
SUBACCOUNT                   (000S)       HIGHEST        (000S)     HIGHEST      RATIO**       LOWEST TO HIGHEST
-------------------------------------------------------------------------------------------------------------------
Large Cap Growth              3,711  $32.14 and $36.40  $119,827  1% and 1.40%     0.15%     (18.67)% and (18.37)%
Active Bond                   5,356  21.06 and  59.59    151,948   1 and 1.40      6.06          5.99 and 6.79
International Equity Index    1,567  13.28 and  15.28     20,917   1 and 1.40      1.70       (21.37) and (21.07)
Small Cap Growth                749  14.06 and  14.39     10,548   1 and 1.40     --/a/       (13.85) and (13.47)
Global Balanced                  36  10.67 and  10.92        409   1 and 1.40      1.30        (7.78) and (7.38)
Mid Cap Growth                1,234  13.59 and  13.91     16,807   1 and 1.40     --/a/       (37.83) and (37.54)
Large Cap Value                 389  17.46 and  17.86      6,805   1 and 1.40      1.59         (0.17) and 0.22
Money Market                  2,818  14.94 and  27.69     49,416   1 and 1.40      3.91          2.47 and 2.90
Small/Mid-Cap Growth            585  13.58 and  20.57     11,848   1 and 1.40     --/a/          1.43 and 1.80
Real Estate Equity            1,255  27.25 and  27.98     34,228   1 and 1.40      4.00          4.29 and 4.68
Growth & Income               9,056  30.31 and  153.85   413,308   1 and 1.40      0.47       (16.62) and (15.93)
Managed                      20,306  26.41 and  29.49    537,849   1 and 1.40      2.14        (4.21) and (3.82)
Short-Term Bond                 272  13.32 and  14.05      3,811   1 and 1.40      5.45          6.60 and 6.99
Small Cap Equity                223  10.19 and  10.43      2,279   1 and 1.40      0.04        (5.12) and (4.75)
International Opportunities     202  10.32 and  10.56      2,085   1 and 1.40      0.80       (22.05) and (21.71)
Equity Index                    719  17.43 and  17.83     12,561   1 and 1.40      1.18       (13.20) and (12.85)
Global Bond                     137  12.67 and  12.96      1,738   1 and 1.40      3.19        (2.84) and (2.48)
Emerging Markets                180   9.31 and  9.43       1,674   1 and 1.40      0.20        (5.00) and (4.55)
Bond Index                       96  11.26 and  11.40      1,087   1 and 1.40      6.34        (6.64) and (6.23)
Small/Mid Cap CORE               32  13.00 and  13.17        420   1 and 1.40      0.51        (0.91) and (0.45)
High Yield Bond                  81   9.08 and  9.19         734   1 and 1.40     10.01          0.78 and 1.10
Large Cap Aggressive Growth      29         6.58             193      1.40        --/a/             (15.86)
Small Cap Value                 304        13.38           4,068      1.40         0.79              17.47
Large Cap Value CORE              5         9.90              46      1.40         1.11             (6.07)
International Equity             16         6.62             104      1.40         0.59             (24.00)
Fundamental Growth               69         6.00             416      1.40        --/a/             (33.18)
Large/Mid Cap Value             427   9.37 and 10.33       4,382   1 and 1.40      0.42      (8.26) and (6.30)/b/

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

6. UNIT VALUES (CONTINUED)

   * These ratios represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

  ** These amounts represent the dividends and policy income received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

 *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

   a Portfolio distributed no dividends during the period.

   b From September 10, 2001 (inception of investment option). $10 initial offering price.

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
John Hancock Life Insurance Company

     We have audited the accompanying consolidated balance sheets of John Hancock Life Insurance Company as of December 31, 2001 and 2000, and the related consolidated statements of income, changes in shareholder's equity and comprehensive income, and cash flows for each of the three years in the period ended December 31, 2001. Our audits also included the financial statement schedules. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of John Hancock Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

     As discussed in Note 1 to the consolidated financial statements, in 2001 the Company changed its method of accounting for its employee pension plan and postretirement health and welfare plans, derivatives and certain long-duration participating contracts.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
March 1, 2002

                       JOHN HANCOCK LIFE INSURANCE COMPANY

                           CONSOLIDATED BALANCE SHEETS

                                                                   DECEMBER 31
                                                               2001           2000
                                                           -----------    -----------
                                                                  (IN MILLIONS)
ASSETS
Investments - Notes 3 and 4
Fixed maturities:
 Held-to-maturity-at amortized cost
 (fair value: 2001-$1,908.2; 2000-$13,965.8)  ..........   $   1,923.5    $  14,145.1
 Available-for-sale-at fair value
 (cost: 2001-$35,778.0; 2000-$15,822.4) ................      36,072.1       15,925.4
Equity securities:
 Available-for-sale-at fair value
 (cost: 2001-$433.1; 2000-$587.6) ......................         562.3          846.1
 Trading securities-at fair value
 (cost: 2001-$2.7; 2000-$1.1) ..........................           1.4            1.6
Mortgage loans on real estate ..........................       9,667.0        9,659.4
Real estate ............................................         380.4          447.9
Policy loans ...........................................       1,927.0        1,894.9
Short-term investments .................................          78.6          174.9
Other invested assets ..................................       1,676.9        1,335.2
                                                           -----------    -----------
  Total Investments ....................................      52,289.2       44,430.5


Cash and cash equivalents ..............................       1,025.3        2,966.3
Accrued investment income ..............................         745.9          699.4
Premiums and accounts receivable .......................         117.2          129.0
Deferred policy acquisition costs ......................       3,186.3        3,027.1
Reinsurance recoverable - Note 9  ......................       2,464.3        1,905.9
Other assets ...........................................       2,298.4        1,946.8
Separate accounts assets ...............................      18,998.1       23,307.0
                                                           -----------    -----------
  Total Assets .........................................   $  81,124.7    $  78,412.0
                                                           ===========    ===========

The accompanying notes are an integral part of these consolidated financial statements.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

                                                                  DECEMBER 31
                                                           --------------------------
                                                               2001           2000
                                                           -----------    -----------
                                                                 (IN MILLIONS)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities
Future policy benefits .................................   $  29,715.0    $  26,726.8
Policyholders' funds ...................................      20,530.3       18,543.1
Unearned revenue .......................................         346.0          323.1
Unpaid claims and claim expense reserves ...............         203.8          256.4
Dividends payable to policyholders .....................         472.8          453.7
Short-term debt - Note 7 ...............................         124.6          245.3
Long-term debt - Note 7  ...............................         618.7          534.0
Income taxes - Note 5  .................................         803.9          526.3
Other liabilities ......................................       3,675.5        2,370.7
Separate accounts liabilities ..........................      18,998.1       23,307.0
                                                           -----------    -----------
Total Liabilities ......................................      75,488.7       73,286.4
Minority interest - Note 8 .............................          28.8             --
Commitments and contingencies - Note 11
Shareholder's Equity - Note 12
Common stock, $10,000 par value; 1,000 shares authorized
 and outstanding .......................................          10.0           10.0
Additional paid in capital .............................       4,763.4        4,764.6
Retained earnings ......................................         608.2          284.3
Accumulated other comprehensive income (loss)  .........         225.6           66.7
                                                           -----------    -----------
  Total Shareholder's Equity ...........................       5,607.2        5,125.6
                                                           -----------    -----------
  Total Liabilities and Shareholder's Equity ...........   $  81,124.7    $  78,412.0
                                                           ===========    ===========

The accompanying notes are an integral part of these consolidated financial statements.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                       CONSOLIDATED STATEMENTS OF INCOME


                                                                                         YEARS ENDED DECEMBER 31
                                                                                      2001        2000        1999
                                                                                   ----------  ----------  ----------
                                                                                            (IN MILLIONS)
REVENUES
Premiums .......................................................................   $  2,351.9  $  2,390.7  $  2,021.4
Universal life and investment-type product charges .............................        600.8       591.4       560.9
Net investment income - Note 3 .................................................      3,646.2     3,563.9     3,338.9
Net realized investment and other gains (losses), net of related amortization of deferred policy acquisition costs, amounts
 credited to participating pension contractholders and
 the policyholder dividend obligation ($(4.1), $11.6 and $85.0,
 respectively) - Notes 1, 3 and 13 .............................................       (245.8)       78.3       169.6
Investment management revenues, commissions and Other fees .....................        585.1       746.5       672.5
Other revenue (expense)  .......................................................        185.8         3.4        (1.3)
                                                                                   ----------  ----------  ----------
 Total revenues ................................................................      7,124.0     7,374.2     6,762.0
Benefits and expenses
Benefits to policyholders, excluding amounts related to net realized investment and other gains (losses) credited to participating pension contractholders and the policyholder dividend obligation ($25.3, $21.0,
 and $35.3, respectively) - Notes 1, 3 and 13 ..................................      4,328.1     4,247.4     4,585.4
Other operating costs and expenses .............................................      1,227.8     1,288.8     1,251.0
Amortization of deferred policy acquisition costs, excluding amounts related to net realized investment  and other gains (losses)
 ($(29.4) $(9.4) and $49.7, respectively) -  Notes 1, 3 and 13 .................        249.0       187.1       125.0
Dividends to policyholders .....................................................        551.7       539.2       487.3
Demutualization expenses .......................................................           --        10.6        96.2
                                                                                   ----------  ----------  ----------
  Total benefits and expenses ..................................................      6,356.6     6,273.1     6,544.9
                                                                                   ----------  ----------  ----------
Income before income taxes and cumulative effect of
 accounting changes ............................................................        767.4     1,101.1       217.1
Income taxes - Note 5  .........................................................        200.7       308.9        81.5
                                                                                   ----------  ----------  ----------
Income before cumulative effect of accounting changes ..........................        566.7       792.2       135.6
Cumulative effect of accounting changes, net of income tax - Note 1  ...........          7.2          --        (9.7)
                                                                                   ----------  ----------  ----------
Net income .....................................................................   $    573.9  $    792.2  $    125.9
                                                                                   ==========  ==========  ==========

The accompanying notes are an integral part of these consolidated financial statements.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                            AND COMPREHENSIVE INCOME

                                                                                   ACCUMULATED
                                                    ADDITIONAL                       OTHER             TOTAL
                                        COMMON       PAID IN        RETAINED     COMPREHENSIVE      SHAREHOLDER'S      OUTSTANDING
                                         STOCK       CAPITAL        EARNINGS     INCOME (LOSS)         EQUITY             SHARES
                                      ----------  --------------  ------------ -----------------  -----------------  ---------------
                                                                     (IN MILLIONS, EXCEPT FOR SHARE AMOUNTS)
BALANCE AT JANUARY 1, 1999 ........       --            --          $ 4,226.6        $ 281.5            $4,508.1             --
Comprehensive income:
 Net income .......................                                     125.9                              125.9
Other comprehensive income,
 net of tax:
 Net unrealized investment gains
  (losses) ........................                                                   (251.4)             (251.4)
 Foreign currency translation
  Adjustment ......................                                                     (1.8)               (1.8)
 Minimum pension liability ........                                                    (22.9)              (22.9)
                                                                                                        --------
Comprehensive income...............                                                                       (150.2)
                                      ------      --------          ---------        -------            --------         ------
BALANCE AT DECEMBER 31, 1999 ......       --            --            4,352.5            5.4             4,357.9             --

Demutualization transaction .......   $ 10.0      $4,722.1           (4,394.4)                             337.7          1,000
Comprehensive income:
 Net income before
  demutualization .................                                      41.9                               41.9
 Net income after
  demutualization .................                                     750.3                              750.3
                                                                    ---------                           --------
  Net income ......................                                     792.2                              792.2
Other comprehensive income,
 Net of tax:
 Net unrealized investment gains
  (losses) ........................                                                     54.6                54.6
 Foreign currency translation
  Adjustment ......................                                                     (1.5)               (1.5)
 Minimum pension liability ........                                                      8.2                 8.2
                                                                                                        --------
Comprehensive income ..............                                                                        853.5
Capital contributions from parent
 company ..........................                   42.5                                                  42.5
Dividend paid to parent company ...                                    (466.0)                            (466.0)
                                       ------      --------          ---------        -------            --------         ------
BALANCE AT DECEMBER 31, 2000 ......      10.0       4,764.6              284.3           66.7             5,125.6          1,000
                                       ======      ========          =========        =======            ========         ======

The accompanying notes are an integral part of these consolidated financial statements.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                      AND COMPREHENSIVE INCOME (CONTINUED)

                                                                                        ACCUMULATED
                                                                 ADDITIONAL                OTHER          TOTAL
                                                      COMMON      PAID IN    RETAINED  COMPREHENSIVE  SHAREHOLDER'S   OUTSTANDING
                                                      STOCK       CAPITAL    EARNINGS  INCOME (LOSS)     EQUITY         SHARES
                                                    -----------  ----------  --------  -------------  -------------  -------------
                                                                        (IN MILLIONS, EXCEPT FOR SHARE AMOUNTS)
Balance at December 31, 2000 ....................         10.0    4,764.6      284.3        66.7         5,125.6         1,000
Demutualization transactions ....................                    (1.2)                                  (1.2)
Comprehensive income:
 Net income .....................................                              573.9                       573.9
Other comprehensive income, Net of tax:
 Net unrealized investment gains
  (losses) ......................................                                          (81.1)          (81.1)
 Foreign currency translation
  Adjustment ....................................                                            1.0             1.0
 Minimum pension liability ......................                                           15.2            15.2
 Cash flow hedges ...............................                                           (3.8)           (3.8)
                                                                                                        --------
Comprehensive income ............................                                                          505.2
Dividends paid to parent company ................                             (250.0)                     (250.0)
Change in accounting principles .................                                          227.6           227.6
                                                        ------   --------    -------      ------        --------         -----
BALANCE AT DECEMBER 31, 2001 ....................       $ 10.0   $4,763.4    $ 608.2      $225.6        $5,607.2         1,000
                                                        ======   ========    =======      ======        ========         =====

The accompanying notes are an integral part of these consolidated financial statements.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                   YEARS ENDED DECEMBER 31
                                                                                2001        2000         1999
                                                                            -----------  ----------  -----------
                                                                                       (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
 Net income .............................................................   $     573.9  $    792.2  $     125.9
  Adjustments to reconcile net income to net cash
   provided by operating activities:
   Amortization of discount-fixed maturities ............................        (134.0)     (102.9)       (67.9)
   Net realized investment and other gains (losses), net ................         245.8       (78.3)      (169.6)
   Change in deferred policy acquisition costs ..........................        (204.0)     (235.4)      (251.3)
   Depreciation and amortization ........................................          72.1        78.8         70.0
   Net cash flows from trading securities ...............................           0.2        (0.1)        --
   Increase in accrued investment income ................................         (46.5)      (89.8)       (92.6)
   Decrease in premiums and accounts receivable .........................          11.8         8.4         32.0
   Increase in other assets and other liabilities, net ..................        (263.5)     (464.5)      (304.4)
   Increase in policy liabilities and accruals, net .....................       2,323.7     1,798.1      2,235.1
   Loss on sale of subsidiaries .........................................          --          --           21.3
   Increase (decrease) in income taxes ..................................         195.4       336.7        (31.5)
                                                                            -----------  ----------  -----------
   Net cash provided by operating activities ............................       2,774.9     2,043.2      1,567.0
CASH FLOWS FROM INVESTING ACTIVITIES:
 Sales of:
  Fixed maturities held-to-maturity .....................................          --          --           24.3
  Fixed maturities available-for-sale ...................................      16,058.9     4,360.5      9,567.7
  Equity securities available-for-sale ..................................         614.6       669.9        149.7
  Real estate ...........................................................          53.8        59.8      1,277.1
  Short-term investments and other invested assets ......................         113.4        81.5        695.9
 Maturities, prepayments and scheduled redemptions of:
  Fixed maturities held-to-maturity .....................................         241.8     1,807.2      1,769.3
  Fixed maturities available-for-sale ...................................       3,051.1     1,476.6      1,800.5
  Equity securities available-for-sale ..................................          35.9        13.4         --
  Short-term investments and other invested assets ......................         168.4       418.8        270.9
  Mortgage loans on real estate .........................................       1,342.0     1,447.4      1,304.3
 Purchases of:
  Fixed maturities held-to-maturity .....................................         (66.7)   (2,092.4)    (2,688.5)
  Fixed maturities available-for-sale ...................................     (26,321.9)   (6,961.4)   (12,272.9)
  Equity securities available-for-sale ..................................        (285.8)     (425.3)      (283.6)
  Real estate ...........................................................         (52.8)      (58.7)      (190.9)
  Short-term investments and other invested assets ......................        (448.5)     (784.8)      (649.1)
  Mortgage loans on real estate issued ..................................      (1,204.5)   (1,499.9)    (2,348.0)
  Net cash (paid) received related to acquisition/sale of businesses ....         (28.2)      141.3       (206.5)
  Other, net ............................................................         177.4       (25.7)       (57.9)
                                                                            -----------  ----------  -----------
    Net cash used in investing activities ...............................   $  (6,551.1) $ (1,371.8) $  (1,837.7)
                                                                            ===========  ==========  ===========

The accompanying notes are an integral part of these consolidated financial statements.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

                                                                                 YEARS ENDED DECEMBER 31
                                                                                    2001        2000        1999
                                                                                -----------  ----------  ----------
                                                                                           (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
 Issuance of common stock .................................................              --  $     10.0          --
 Contribution from Parent .................................................              --     1,552.0          --
 Payments to eligible policyholders under Plan of Reorganization ..........              --    (1,076.7)         --
 Dividend paid to parent company ..........................................     $    (250.0)     (466.0)         --
 Universal life and investment-type contract deposits .....................        10,520.3     7,918.2  $  8,134.9
 Universal life and investment-type contract maturities and withdrawals....        (8,271.8)   (7,034.2)   (7,977.7)
 Issuance of long-term debt ...............................................            81.9        20.0         6.0
 Repayment of long-term debt ..............................................           (22.9)      (73.2)      (15.5)
 Net decrease in commercial paper .........................................          (222.3)     (158.2)      (30.5)
                                                                                -----------  ----------  ----------
   Net cash provided by financing activities ..............................         1,835.2       691.9       117.2
                                                                                -----------  ----------  ----------
   Net (decrease) increase in cash and cash equivalents ...................        (1,941.0)    1,363.3      (153.5)
   Cash and cash equivalents at beginning of year .........................         2,966.3     1,603.0     1,756.5
                                                                                -----------  ----------  ----------
   Cash and cash equivalents at end of year ...............................     $   1,025.3  $  2,966.3  $  1,603.0
                                                                                ===========  ==========  ==========

The accompanying notes are an integral part of these consolidated financial statements.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Business

     John Hancock Life Insurance Company, (the Company), formerly known as John Hancock Mutual Life Insurance Company (the Mutual Company) and Subsidiaries, is a diversified financial services organization that provides a broad range of insurance and investment products and investment management and advisory services.

  Basis of Presentation

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

     The accompanying consolidated financial statements include the accounts of the Company and its majority-owned and controlled subsidiaries. All significant intercompany transactions and balances have been eliminated.

     Partnerships, joint venture interests and other equity investments in which the Company does not have a controlling interest, but has significant influence, are recorded using the equity method of accounting and are included in other invested assets.

     Certain prior year amounts have been reclassified to conform to the current year presentation.

     In December 2001, the Company transferred both its remaining portion of John Hancock Canadian Holdings Limited and certain international subsidiaries held by the Company, with a carrying value at December 31, 2001 of $300.1 million, to its parent, JHFS, in the form of a dividend. The transfer has been accounted for as a de-pooling of interests. As a result of the de-pooling of interests, all current and prior period consolidated financial data has been restated to exclude the results of operations, financial position, and cash flows of these transferred foreign subsidiaries from the Company's financial statements. No gain or loss was recognized on the transaction.

     The following acquisitions were recorded under the purchase method of accounting and, accordingly, the operating results have been included in the Company's consolidated results of operations from the applicable date of acquisition. Each purchase price was allocated to the assets acquired and the liabilities assumed based on estimated fair values, with the excess of the applicable purchase price over the estimated fair values, if any, recorded as goodwill. These entities or books of business were generally acquired by the Company in execution of its plan to acquire businesses that have strategic value, meet its earnings requirements and advance the growth of its current businesses. The unaudited pro forma revenues, assuming the transactions had taken place at the beginning of the year of acquisition and the preceding year, for 2001, 2000 and 1999, were approximately $7,177.3 million, $7,714.1 million and $6,894.9 million, an increase of $53.3 million, $248.7 million and $132.9 million, respectively, from reported balances. The unaudited pro forma net income for the years ended December 31, 2001, 2000 and 1999, was approximately $572.7 million, $783.9 million and $118.6 million, a change of $(1.2) million, $(8.3) million and $(7.3) million, respectively, from reported balances.

     On April 2, 2001, a subsidiary of the Company, Signature Fruit Company, LLC (Signature Fruit), purchased certain assets and assumed certain liabilities out of the bankruptcy proceedings of Tri Valley Growers, Inc., a cooperative association, for approximately $53.0 million. The net losses related to the acquired operations included in the Company's results from the date of acquisition through December 31, 2001 were $3.4 million. The unaudited pro forma results for the years ended December 31, 2001 and 2000, assuming the transaction had taken place at the beginning of 2001 and 2000, would not be materially different from the reported results.

     On March 1, 2000, the Company acquired the individual long-term care insurance business of Fortis, Inc. (Fortis) through a coinsurance agreement for approximately $165.0 million. The unaudited pro forma results for the years ended December 31, 2000 and 1999, assuming the acquisition of Fortis had taken place at the beginning of 2000 and 1999, would not be materially different from the reported results.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  Reorganization

     In connection with the Mutual Company's Plan of Reorganization (the Plan), effective February 1, 2000, the Mutual Company converted from a mutual life insurance company to a stock life insurance company (i.e., demutualized) and became a wholly-owned subsidiary of John Hancock Financial Services, Inc. (JHFS or the parent company), which is a holding company. All policyholder membership interests in the Mutual Company were extinguished on that date and eligible policyholders of the Mutual Company received, in the aggregate, 212.8 million shares of common stock of JHFS, $1,438.7 million of cash and $43.7 million of policy credits as compensation. In addition, the Company established a closed block to fund the guaranteed benefits and dividends of certain participating insurance policies. In connection with the Plan, the Mutual Company changed its name to John Hancock Life Insurance Company.

     In addition, on February 1, 2000, JHFS completed its initial public offering (IPO) in which 102.0 million shares of common stock were issued at a price of $17.00 per share. Net proceeds from the IPO were $1,657.7 million, of which $105.7 million was retained by JHFS and $1,552.0 million was contributed to the Company.

  Investments

     The Company classifies its debt and equity investment securities into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date. Fixed maturity investments include bonds, mortgage-backed securities, and redeemable preferred stock and are classified as held-to-maturity or available-for-sale. Those bonds and mortgage-backed securities that the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and are carried at amortized cost. Fixed maturity investments not classified as held-to-maturity are classified as available-for-sale and are carried at fair value. Unrealized gains and losses related to available-for-sale securities are reflected in shareholder's equity, net of related amortization of deferred policy acquisition costs, amounts credited to participating pension contractholders, amounts credited to the policyholder dividend obligation, and applicable taxes. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income. The amortized cost of fixed maturity investments is adjusted for impairments in value deemed to be other than temporary and such adjustments are reported as a component of net realized investment and other gains (losses).

     For the mortgage-backed bond portion of the fixed maturity investment portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date plus anticipated future payments, and any resulting adjustment is included in net investment income.

     Equity securities include common stock and non-redeemable preferred stock. Equity securities that have readily determinable fair values are carried at fair value. For equity securities that the Company has classified as available-for-sale, unrealized gains and losses are reflected in shareholder's equity, as described above for available-for-sale fixed maturity securities. Impairments in value deemed to be other than temporary are reported as a component of net realized investment and other gains (losses). Gains and losses, both realized and unrealized, on equity securities classified as trading are included in net realized investment and other gains (losses).

                       JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premium or discount, less allowance for probable losses. When it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement, the loan is deemed to be impaired and a valuation allowance for probable losses is established. The valuation allowance is based on the present value of the expected future cash flows, discounted at the loan's original effective interest rate or on the collateral value of the loan if the loan is collateral dependent. Any change to the valuation allowance for mortgage loans on real estate is reported as a component of net realized investment and other gains (losses). Interest received on impaired mortgage loans on real estate is included in interest income in the period received. If foreclosure becomes probable, the measurement method used is collateral value. Foreclosed real estate is then recorded at the collateral's fair value at the date of foreclosure, which establishes a new cost basis.

     Investment real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost, using the straight-line method of depreciation, less adjustments for impairments in value. In those cases where it is determined that the carrying amount of investment real estate is not recoverable, an impairment loss is recognized based on the difference between the depreciated cost and fair value of the asset. The Company reports impairment losses as part of net realized investment and other gains (losses).

     Real estate to be disposed of is carried at the lower of cost or fair value less costs to sell. Any change to the valuation allowance for real estate to be disposed of is reported as a component of net realized investment and other gains (losses). The Company does not depreciate real estate to be disposed of.

     Policy loans are carried at unpaid principal balances, which approximate fair value.

     Short-term investments are carried at amortized cost, which approximates fair value.

     Net realized investment and other gains (losses), other than those related to separate accounts for which the Company does not bear the investment risk, are determined on the basis of specific identification of cost and are reported net of related amortization of deferred policy acquisition costs, amounts credited to participating pension contractholder accounts, and amounts credited to the policyholder dividend obligation.

  Derivative Financial Instruments

     The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates, and equity market prices, and to manage the duration of assets and liabilities. All derivatives are carried on the consolidated balance sheets at fair value.

     In certain cases, the Company uses hedge accounting as allowed by Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," by designating derivative instruments as either fair value hedges or cash flow hedges. For derivative instruments that are designated and qualify as fair value hedges, the change in fair value of the derivative instrument as well as the offsetting change in fair value of the hedged item are recorded in net realized investment and other gains (losses). Basis adjustments are amortized into income through net realized investment and other gains and losses. For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the change in fair value of the derivative instrument is recorded in other comprehensive income, and then reclassified into income when the hedged item affects income. Hedge effectiveness is assessed quarterly by a variety of techniques including regression analysis and cumulative dollar offset. In certain cases, there is no hedge ineffectiveness because the derivative instrument was constructed such that all the terms of the derivative exactly match the hedged risk in the hedged item. If a hedge becomes ineffective, the hedge accounting described above ceases.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     In cases where the Company receives or pays a premium as consideration for entering into a derivative instrument (i.e., interest rate caps and floors, swaptions, and equity collars), the premium is amortized into investment income over the useful life of the derivative instrument. The fair value of such premiums (i.e., the inherent ineffectiveness of the derivative) is excluded from the assessment of hedge effectiveness and is included in net realized investment and other gains (losses). Changes in fair value of derivatives that are not hedges are included in net realized investment and other gains (losses).

  Cash and Cash Equivalents

     Cash and cash equivalents include cash and all highly liquid debt investments with a remaining maturity of three months or less when purchased.

  Deferred Policy Acquisition Costs

     Costs that vary with, and are related primarily to, the production of new business have been deferred to the extent that they are deemed recoverable. Such costs include commissions, certain costs of policy issue and underwriting, and certain agency expenses. For participating traditional life insurance policies, such costs are amortized over the life of the contracts at a constant rate based on the present value of the estimated gross margin amounts expected to be realized over the lives of the contracts. Estimated gross margin amounts include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. For universal life insurance contracts and investment-type products, such costs are being amortized generally in proportion to the present value of expected gross profits arising principally from surrender charges and investment results, and mortality and expense margins. The effects on the amortization of deferred policy acquisition costs of revisions to estimated gross margins and profits are reflected in earnings in the period such estimated gross margins and profits are revised. For non-participating term life and long-term care insurance products, such costs are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. Amortization of deferred policy acquisition costs was $219.6 million, $177.7 million and $174.7 million in 2001, 2000 and 1999, respectively.

     Amortization of deferred policy acquisition costs is allocated to: (1) net realized investment and other gains (losses) for those products in which such gains (losses) have a direct impact on the amortization of deferred policy acquisition costs; (2) unrealized investment gains and losses, net of tax, to provide for the effect on the deferred policy acquisition cost asset that would result from the realization of unrealized gains and losses on assets backing participating traditional life insurance and universal life and investment-type contracts; and (3) a separate component of benefits and expenses to reflect amortization related to the gross margins or profits, excluding net realized investment and other gains (losses), relating to policies and contracts in force.

     Net realized investment and other gains (losses) related to certain products have a direct impact on the amortization of deferred policy acquisition costs as such gains and losses affect the amount and timing of profit emergence.

     Accordingly, to the extent that such amortization results from net realized investment and other gains (losses), management believes that presenting realized investment and other gains and losses net of related amortization of deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  Reinsurance

     The Company utilizes reinsurance agreements to provide for greater diversification of business, allowing management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

     Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The accompanying statements of income reflect premiums, benefits and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to its policyholders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations.

  Goodwill and Value of Business Acquired

     The excess of cost over the fair value of the net assets of businesses acquired (goodwill) was $116.0 million and $131.2 million at December 31, 2001 and 2000, respectively, and is included in other assets in the consolidated balance sheets. Goodwill relating to acquisitions completed before July 1, 2001 is amortized on systematic bases over periods not exceeding 40 years, which correspond with the benefits estimated to be derived from the acquisitions. Accumulated amortization was $58.1 million and $48.0 million at December 31, 2001 and 2000, respectively. Amortization expense included in other operating costs and expenses was $11.3 million, $11.2 million, and $8.5 million, in 2001, 2000 and 1999, respectively. The Company reevaluates the recoverability of recorded goodwill based on the undiscounted cash flows of the related business whenever significant events or changes indicate an impairment might exist. If the undiscounted cash flows do not support the amount recorded, an impairment is recognized by a charge to current operations to reduce the carrying value of the goodwill based on the expected discounted cash flows of the related business.

     The Company records an asset representing the present value of estimated future profits of insurance policies inforce related to the businesses acquired. This asset is recorded as the value of business acquired (VOBA) and amounted to $76.2 million and $81.4 million at December 31, 2001 and 2000, respectively, and is included in other assets in the consolidated balance sheets. VOBA is amortized in proportion to the present value of expected gross profits. Amortization expense included in other operating costs and expenses was $2.3 million, $4.2 million and $1.3 million in 2001, 2000 and 1999 respectively.

  Separate Accounts

     Separate accounts assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are administered and invested by the Company to meet specific investment objectives of the contractholders. Net investment income and net realized investment and other gains (losses) generally accrue directly to such contractholders who bear the investment risk, subject in some cases to minimum guaranteed rates. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value. Deposits, net investment income and net realized investment and other gains (losses) of separate accounts are not included in the revenues of the Company. Fees charged to contractholders, principally mortality, policy administration and surrender charges, are included in universal life and investment-type product charges.

                       JOHN HANCOCK LIFE INSURANCE COMPANY
           NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   Future Policy Benefits and Policyholders' Funds

     Future policy benefits for participating traditional life insurance policies are based on the net level premium method. This net level premium reserve is calculated using the guaranteed mortality and dividend fund interest rates, which range from 2.5% to 8.0%. The liability for annual dividends represents the accrual of annual dividends earned. Settlement dividends are accrued in proportion to gross margins over the life of the contract.

     For non-participating traditional life insurance policies, future policy benefits are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency, interest and expenses established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest and expense assumptions, include a margin for adverse deviation. Benefit liabilities for annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.5% to 8.0% for life insurance liabilities, from 2.0% to 14.2% for individual annuity liabilities and from 2.0% to 11.3% for group annuity liabilities.

     Future policy benefits for long-term care insurance policies are based on the net level premium method. Assumptions established at policy issue as to mortality, morbidity, persistency, interest and expenses, which include a margin for adverse deviation, are based on estimates developed by management. Interest rates used in establishing such liabilities range from 6.0% to 8.5%.

     Liabilities for unpaid claims and claim expenses include estimates of payments to be made on reported individual and group life, long-term care, and group accident and health insurance claims and estimates of incurred but not reported claims based on historical claims development patterns.

     Estimates of future policy benefit reserves, claim reserves and expenses are reviewed continually and adjusted as necessary; such adjustments are reflected in current earnings. Although considerable variability is inherent in such estimates, management believes that future policy benefit reserves and unpaid claims and claims expense reserves are adequate.

     Policyholders' funds for universal life and investment-type products, including guaranteed investment contracts and funding agreements, are equal to the policyholder account values before surrender charges. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policyholders' account balances. Interest crediting rates range from 3.0% to 9.0% for universal life products and from 2.0% to 14.7% for investment-type products.

     Major components of policyholder funds presented in the consolidated balance sheets are summarized as follows:

                                                              DECEMBER 31
                                                            2001        2000
                                                          ---------  -----------
                                                             (IN MILLIONS)
LIABILITIES FOR POLICYHOLDER FUNDS
 Guaranteed investment contracts.......................   $ 6,583.5   $ 7,985.5
 U.S. funding agreements...............................        67.1        80.9
 Global funding agreements backing medium-term notes...     9,490.4     6,266.3
 Other investment-type contracts.......................     2,247.7     2,341.8
                                                          ---------   ---------
  Total liabilities for investment type contracts......    18,388.7    16,674.5
 Liabilities for individual annuities..................        56.6        62.2
 Universal life and other reserves.....................     2,085.0     1,806.4
                                                          ---------   ---------
  Total liabilities for policyholder funds.............   $20,530.3   $18,543.1
                                                          =========   =========

                       JOHN HANCOCK LIFE INSURANCE COMPANY
           NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The Company is authorized to issue up to $15.0 billion in global funding agreements under two distribution programs, and through December 31, 2001, we have $9.5 billion outstanding. Global funding agreements are investment products which require the Company to pay a stated rate of interest on the principal amount and to repay the principal at maturity. These agreements may not be terminated prior to maturity by the Company or the contractholder. Claims for principal and interest under these global funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under the insolvency provisions of Massachusetts Insurance Laws. Under the Company's programs, the global funding agreements are issued to special purpose entities. The special purpose entities fund the purchase of the global funding agreement through the issuance of medium-term notes to investors. These notes are non-recourse to the Company. If the medium-term notes issued by the special purpose entity are denominated in a foreign currency, the Company also enters into a currency swap with the special purpose entity. Similarly, the Company may enter into an interest rate swap with the special purpose entity to match the interest rate characteristics of the global funding agreement to those of the medium term note. As a result, the payment terms of any particular series of notes issued by the special purpose entity correspond to the payment terms of the global funding agreement and swap agreement(s), if any, that secure that series.

     Under the first program, established in May 1998 for $2.5 billion, expanded to $7.5 billion in 1999, an affiliated offshore special purpose entity issued medium-term notes in Europe, Asia and Australia. Through December 31, 2001, there is $3.9 billion outstanding under this program. This special purpose entity is consolidated in the Company's financial statements. The medium-term notes issued by this special purpose entity are reported with global funding agreements in the Company's consolidated balance sheet.

     Under the second program, established in June 2000, for $5.0 billion, expanded to $7.5 billion in 2001, the unaffiliated special purpose entity issued medium-term notes in Europe, Asia, and to institutional investors in the United States. Through December 31, 2001, there is $5.6 billion outstanding under this program. Although this special purpose entity is not consolidated in the Company's financial statements, the funding agreements backing the related medium-term notes are included in policyholders' funds in the Company's consolidated balance sheets.

     At December 31, 2001, the annual contractual maturities of global funding agreements on notes issued under both programs were as follows: 2002 - $236.6 million; 2003 - $1,227.8 million; 2004 - $1,227.6 million; 2005 - $1,246.3 million; 2006 - $2,047.9 million; 2007 and thereafter - $3,504.2 million.

  Participating Insurance

     Participating business represents approximately 76.6%, 86.3%, and 88.1% of the Company's life insurance in force, 98.1%, 97.9%, and 98.3% of the number of life insurance policies in force, and 92.1%, 99.6% and 97.4%, of life insurance premiums in 2001, 2000 and 1999, respectively.

     The portion of earnings allocated to participating pension contractholders and closed block policyholders that cannot be expected to inure to the Company is excluded from net income and shareholder's equity.

     The amount of policyholders' dividends to be paid is approved annually by the Company's Board of Directors. The determination of the amount of policyholder dividends is complex and varies by policy type. In general, the aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity, persistency and expense experience for the year and is also based on management's judgment as to the appropriate level of statutory surplus to be retained by the Company. For policies included in the closed block, expense experience is not included in determining policyholders' dividends.

  Revenue Recognition

     Premiums from participating and non-participating traditional life insurance and annuity policies with life contingencies are recognized as income when due.

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges.

                       JOHN HANCOCK LIFE INSURANCE COMPANY
           NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Premiums for contracts with a single premium or a limited number of premium payments, due over a significantly shorter period than the total period over which benefits are provided, are recorded in income when due. The portion of such premium that is not required to provide for all benefits and expenses is deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

     Premiums from long-term care insurance contracts are recognized as income when due. Premiums from group life and health insurance contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

     Investment advisory, transfer agent, distribution and service fees are recognized as revenues when services are performed. Commissions related to security transactions and related expenses are recognized as income on the trade date. Contingent deferred selling charge commissions are recognized as income in the year received. Selling commissions paid to the selling broker/dealer for sales of mutual funds that do not have a front-end sales charge are deferred and amortized on a straight-line basis over periods not exceeding six years. This is the approximate period of time expected to be benefited and during which fees earned pursuant to Rule 12b-1 distribution plans are received from the funds and contingent deferred sales charges are received from shareholders of the funds.

  Federal Income Taxes

     The provision for federal income taxes includes amounts currently payable or recoverable and deferred income taxes, computed under the liability method, resulting from temporary differences between the tax basis and book basis of assets and liabilities. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized. Foreign subsidiaries and U.S. subsidiaries operating outside of the United States are taxed under applicable foreign statutory rates.

  Foreign Currency Translation

     The assets and liabilities of operations in foreign currencies are translated into United States dollars at current exchange rates. Revenues and expenses are translated at average rates during the year. The resulting net translation adjustments for each year are accumulated and included in shareholder's equity. Gains or losses on foreign currency transactions are reflected in earnings.

  Severance

     As part of JHFS's ongoing Competitive Position Project, it has initiated a restructuring plan to reduce costs and increase future operating efficiency by consolidating portions of its operations. The plan consists primarily of reducing staff in the home office and terminating certain operations outside the home office.

     In connection with the restructuring plan, approximately 872 employees have been or will be terminated. These employees are or have been associated with operations in the Boston office and outside the home office. As of December 31, 2001 and 2000, the liability for employee termination costs, included in other liabilities was $18.0 million and $20.6 million, respectively. Employee termination costs, included in other operating costs and expenses, were $40.0 million, $18.8 million and $26.3 million for the years ended December 31, 2001, 2000 and 1999, respectively. Of the total number of employees affected, approximately 855 employees were terminated as of December 31, 2001, having received benefit payments of approximately $67.8 million.

     On January 7, 2002, as part of its ongoing expense reduction program, the Company eliminated an additional 160 jobs. During the first quarter of 2002, affected employees will receive severance benefits and outplacement services of approximately $5.7 million.

                       JOHN HANCOCK LIFE INSURANCE COMPANY
           NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  Cumulative Effect of Accounting Changes

     During the first quarter of 2001, the Company changed the method of accounting for the recognition of deferred gains and losses considered in the calculation of the annual expense for its employee pension plan under SFAS No. 87, "Employers' Accounting for Pensions," and for its postretirement health and welfare plans under SFAS No. 106, "Employers' Accounting for Postretirement Benefits Other Than Pensions." The Company changed the method of recognizing gains and losses from deferral within a 10% corridor and amortization of gains outside this corridor over the future working careers of the participants to deferral within a 5% corridor and amortization of gains and losses outside this corridor over the future working careers of the participants. The new method is preferable because in the Company's situation, it produces results that more closely match current economic realities of the Company's retirement and welfare plans through the use of the current fair values of assets while still mitigating the impact of extreme gains and losses. As a result, on January 1, 2001, the Company recorded a credit of $18.6 million (net of tax of $9.9 million), related to its employee benefit pension plans, and a credit of $4.7 million (net of tax of $2.6 million), related to its postretirement health and welfare plans. The total credit recorded as a cumulative effect of an accounting change was $23.3 million (net of tax of $12.5 million) for the year ended December 31, 2001. This change in accounting increased net income for the year ended December 31, 2001 by $4.4 million. The unaudited pro forma results for the years ended December 31, 2000 and 1999, assuming this change in accounting had taken place as of the beginning of 2000 and 1999, would not be materially different from the reported results.

     On January 1, 2001, the Company adopted SFAS No. 133, as amended by SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities." The adoption of SFAS No. 133, as amended, resulted in a charge to operations accounted for as a cumulative effect of accounting change of $16.1 million (net of tax benefit of $8.3 million) as of January 1, 2001. In addition, as of January 1, 2001, a $227.6 million (net of tax of $122.6 million) cumulative effect of accounting change was recorded in other comprehensive income for (1) the transition adjustment in the adoption of SFAS No. 133, as amended, an increase of $40.5 million (net of tax of $21.8 million), and (2) the reclassification of $12.1 billion in securities from the held-to-maturity category to the available-for-sale category, an increase of $187.1 million (net of tax of $100.8 million).

     In April 1998, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 98-5, "Reporting the Costs of Start-Up Activities." The SOP, which was adopted by the Company on January 1, 1999, required that start-up costs capitalized prior to January 1, 1999 be written-off immediately and any start-up costs incurred on or after January 1, 1999 be expensed as incurred. The adoption of SOP 98-5 resulted in a charge to operations of $9.7 million (net of tax of $5.9 million) and was accounted for as a cumulative effect of an accounting change.

  Recent Accounting Pronouncements

     In September 2001, the Financial Accounting Standard Board's (FASB's) Emerging Issues Task Force reached a consensus on Issue 01-10, "Accounting for the Impact of the Terrorist Attacks of September 11, 2001." Issue 01-10 presents guidance relative to accounting for and financial reporting of the events of September 11, 2001 (the Events), including both how and when to measure, record and report losses and any resulting liabilities which are directly attributable to the Events. Based on a comprehensive review of the Company's operations, the Company believes that the Events had no material financial impact on the Company's results of operations or financial position.

     In June 2001, the FASB issued SFAS No. 141, "Business Combinations." SFAS No. 141 requires that all business combinations be accounted for under a single method, the purchase method. Use of the pooling-of-interests method is no longer permitted. SFAS No. 141 also clarifies the criteria to recognize intangible assets separately from goodwill, and prohibits the amortization of goodwill relating to acquisitions completed after July 1, 2001. SFAS No. 141 is effective for business combinations initiated after June 30, 2001.

                       JOHN HANCOCK LIFE INSURANCE COMPANY
           NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets." SFAS No. 142 requires that goodwill and other intangible assets deemed to have indefinite lives no longer be amortized to earnings, but instead be reviewed at least annually for impairment. Intangible assets with definite lives will continue to be amortized over their useful lives. SFAS No. 142 will be effective January 1, 2002. The Company estimates that adoption of SFAS No. 142 on January 1, 2002, and the cessation of amortization of previously amortizable goodwill, will result in an increase in net income of $7.8 million (net of tax of $3.4 million) for the year ending December 31, 2002. During early 2002, the Company will perform initial impairment tests of goodwill as of January 1, 2002 based on the guidance in SFAS No. 142. The Company plans on evaluating the goodwill of each reporting unit for impairment using valuations of reporting units based on earnings and book value multiples and by reference to similar multiples of publicly traded peers. Any goodwill impairments resulting from these initial impairment tests would be recorded as the cumulative effect of a change in accounting principle. The Company has conducted preliminary impairment tests which indicated no impairments of goodwill. The Company does not expect the impact of the impairment tests required under SFAS No. 142 to have a material impact on its results of operations, earnings or financial position.

     In January 2001, the FASB's Emerging Issues Task Force (EITF) reached a consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." Issue 99-20 requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and specifies evaluation methods with which to evaluate these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 did not have a material financial impact on the Company's results of operations or financial position.

     In December 2000, the AICPA issued SOP 00-3, "Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and Certain Long-Duration Participating Contracts." The SOP, which was adopted with respect to accounting for demutualization expenses by the Company on December 31, 2000, requires that demutualization related expenses be classified as a single line item within income from continuing operations and should not be classified as an extraordinary item. The adoption of SOP 00-3 resulted in the reclassification of demutualization expenses previously recorded as an extraordinary item in 1999 of $93.6 million (net of tax of $2.6 million). On October 1, 2001, the Company adopted the remaining provisions of SOP 00-3 which required the reclassification of $9,710.0 million and $12,035.9 million of closed block assets and liabilities, respectively at December 31, 2000, and $1,467.7 million and $1,343.6 million of closed block revenues, and benefits and expenses, respectively, for the period from February 1, 2000 (date of demutualization) to December 31, 2000, all of which were reclassified to other existing asset, liability, revenue, and benefit and expense accounts. The required implementation of SOP 00-3 also resulted in a reduction of net income of $20.2 million (net of tax of $6.6 million), for the period from February 1, 2000 to December 31, 2000 and $3.4 million (net of tax of $1.8 million), for the nine months ended September 30, 2001. Finally, adoption also resulted in the recognition of a policyholder dividend obligation of $77.0 million at December 31, 2000, which represents cumulative actual closed block earnings in excess of expected periodic amounts calculated at the date of the demutualization. See
Note 6 for a summary description of the closed block assets, liabilities, revenues and expenses.

     In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which replaces SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." SFAS No. 140 provides new accounting and reporting standards which are based on consistent application of a financial components approach that focuses on control. Under this approach, after a transfer of financial assets, the Company recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered, and derecognizes liabilities when extinguished. SFAS No. 140 provides consistent standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. SFAS No. 140 is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The adoption of SFAS No. 140 did not have a material impact on the Company's results of operations or financial position.

                       JOHN HANCOCK LIFE INSURANCE COMPANY
           NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Accounting Principles Board Opinion (APB) No. 25, "Accounting for Stock Issued to Employees," provides guidance on how to account for the issuance of stock and stock options to employees. Certain of the Company's employees are compensated, in part, with non-vested stock and stock options, issued by the parent company, JHFS, and the related expenses are borne by the Company. The Company adopted APB No. 25 upon its demutualization and upon JHFS' IPO effective February 1, 2000. Compensation cost for stock options, if any, is measured as the excess of the quoted market price of JHFS' stock at the date of grant over the amount an employee must pay to acquire the stock. Compensation cost is recognized over the requisite vesting periods based on market value on the date of grant. APB No. 25 was amended by SFAS No. 123, "Accounting for Stock-Based Compensation," to require pro forma disclosures of net income and earnings per share as if a "fair value" based method was used. On March 31, 2000, the FASB issued FASB Interpretation No. 44, "Accounting for Certain Transactions Involving Stock Compensation, an interpretation of APB No. 25." The Interpretation clarifies guidance for certain issues that arose in the application of APB No. 25. The Company was required to adopt the Interpretation on July 1, 2000. Interpretation No. 44 did not have a material impact on the Company's results of operations or financial position.

     In December 1999, the Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) 101, "Revenue Recognition in Financial Statements." SAB 101 clarifies the SEC staff's views on applying generally accepted accounting principles to revenue recognition in financial statements. In March 2000, the SEC issued an amendment, SAB 101A, which deferred the effective date of SAB 101. In June 2000, the SEC issued a second amendment, SAB 101B, which deferred the effective date of SAB 101 to no later than the fourth fiscal quarter of fiscal years beginning after December 15, 1999. The Company adopted SAB 101 in the fourth quarter of fiscal 2000. The adoption of SAB 101 did not have a material impact on the Company's results of operations or financial position.

  Codification

     In March 1998, the National Association of Insurance Commissioners (NAIC) adopted codified statutory accounting principles (Codification) effective January 1, 2001. Codification changes prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company and its domestic life insurance subsidiaries use to prepare their statutory-basis financial statements. The states of domicile of the Company and its domestic life insurance subsidiaries have adopted Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results effective January 1, 2001. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification is reported as an adjustment to surplus in the statutory-basis financial statements as of January 1, 2001. Implementation of Codification did not have a material impact on the Company's domestic life insurance subsidiaries' statutory-basis capital and surplus, and these companies remain in compliance with all regulatory and contractual obligations.

                       JOHN HANCOCK LIFE INSURANCE COMPANY
           NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 2.   RELATED PARTY TRANSACTIONS

     Certain directors of the Company are members or directors of other entities that periodically perform services for or have other transactions with Company. Such transactions are either subject to bidding procedures or are otherwise entered into on terms comparable to those that would be available to unrelated third parties and are not material to the Company's results of operations or financial condition.

     The Company provides certain administrative and asset management services to its pension plans and employee welfare trust. Fees paid to the Company for these services were $8.4 million, $6.4 million and $6.5 million during the years ended December 31, 2001, 2000 and 1999, respectively.

     The Company provides JHFS with personnel, property and facilities in carrying out certain of its corporate functions. JHFS determines fees, annually, for these services and facilities based on a number of criteria. The amount of these service fees charged to JHFS were $28.5 million and $19.8 million for the years ended December 31, 2001 and 2000, respectively. These fees are included as a reduction of other operating costs and expenses in the consolidated statements of income.

     The Company has reinsured certain portions of its long term care and group pension businesses with John Hancock Reassurance Company, Ltd. of Bermuda (JHReCo), a wholly owned subsidiary of JHFS. The Company entered into these reinsurance contracts in order to facilitate its capital management process. These reinsurance contracts are primarily written on a funds withheld basis where the related financial assets remain invested at the Company. As a result, the Company recorded accounts payable to JHReCo for coinsurance amounts withheld of $1,158.9 million and $633.2 million at December 31, 2001 and 2000, respectively, which are included with other liabilities in the consolidated balance sheets, and recorded reinsurance recoverable from JHReCo of $1,504.6 million and $870.4 million at December 31, 2001 and 2000, respectively, which are included with other reinsurance recoverables on the consolidated balance sheets. Premiums ceded to JHReCo were $740.8 million, $396.7 million and $306.2 million during 2001, 2000 and 1999 respectively.

                       JOHN HANCOCK LIFE INSURANCE COMPANY
           NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 3.   INVESTMENTS

     The following information summarizes the components of net investment income and net realized investment and other gains (losses):

                                                 YEARS ENDED DECEMBER 31
                                                2001       2000        1999
                                              ---------  ---------  -----------
                                                      (IN MILLIONS)
NET INVESTMENT INCOME
 Fixed maturities..........................   $2,721.2   $2,456.2    $2,407.0
 Equity securities.........................       29.7       23.3        19.2
 Mortgage loans on real estate.............      774.4      796.2       750.7
 Real estate...............................       67.7       82.7       147.3
 Policy loans..............................      118.4      112.7       105.3
 Short-term investments....................       73.9      147.1        83.7
 Other.....................................      101.4      200.7       161.8
                                              --------   --------    --------
 Gross investment income...................    3,886.7    3,818.9     3,675.0
   Less investment expenses................      240.5      255.0       336.1
                                              --------   --------    --------
Net investment income......................   $3,646.2   $3,563.9    $3,338.9
                                              ========   ========    ========
NET REALIZED INVESTMENT AND OTHER GAINS
 (LOSSES), NET OF RELATED AMORTIZATION OF
 DEFERRED POLICY ACQUISITION COSTS, AMOUNTS
 CREDITED TO THE POLICYHOLDER DIVIDEND
 OBLIGATION AND AMOUNTS CREDITED TO
 PARTICIPATING PENSION CONTRACTHOLDERS
 Fixed maturities..........................   $ (351.1)  $ (135.3)   $  (34.2)
 Equity securities.........................      201.8      196.1       109.7
 Mortgage loans on real estate and real
  estate to be disposed of.................      (60.4)     (15.2)      141.3
 Derivatives and other invested assets.....      (40.2)      44.3        37.8
 Amortization adjustment for deferred policy
  acquisition costs........................       29.4        9.4       (49.7)
 Amounts credited to the policyholder
  dividend obligation......................       17.0      (14.1)         --
 Amounts credited to participating pension
  contractholders..........................      (42.3)      (6.9)      (35.3)
                                              --------   --------    --------
Net realized investment and other gains
 (losses), net of related amortization of
 deferred policy acquisition costs, amounts
 credited to the policyholder dividend
 obligation and amounts credited to
 participating pension contractholders.....   $ (245.8)  $   78.3    $  169.6
                                              ========   ========    ========

      Gross gains of $ 349.9 million in 2001, $294.6 million in 2000 and $186.4 million in 1999, and gross losses of $119.0 million in 2001, $123.6 million in 2000 and $173.7 million in 1999, were realized on the sale of available-for-sale securities.

                       JOHN HANCOCK LIFE INSURANCE COMPANY
           NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 3.   INVESTMENTS (CONTINUED)

     The Company's investments in held-to-maturity securities and available-for-sale securities are summarized below:

                                              GROSS       GROSS
                                 AMORTIZED  UNREALIZED  UNREALIZED     FAIR
                                   COST       GAINS       LOSSES       VALUE
                                 ---------  ----------  ----------  -----------
                                                (IN MILLIONS)
DECEMBER 31, 2001
HELD-TO-MATURITY:
 Corporate securities.........   $ 1,073.9   $   28.3    $   15.2    $ 1,087.0
 Mortgage-backed securities...       844.9       14.5        43.0        816.4
 Obligations of states and
  political subdivisions......         4.7        0.1          --          4.8
                                 ---------   --------    --------    ---------
   Total fixed maturities
    held-to-maturity..........   $ 1,923.5   $   42.9    $   58.2    $ 1,908.2
                                 =========   ========    ========    =========
AVAILABLE-FOR-SALE:
 Corporate securities.........   $29,680.2   $1,103.5    $  879.1    $29,904.6
 Mortgage-backed securities...     5,252.7      125.1        98.7      5,279.1
 Obligations of states and
  political subdivisions......        93.3        5.5         0.2         98.6
 Debt securities issued by
  foreign governments.........       457.1       44.7         4.0        497.8
 U.S. Treasury securities and
  obligations of U.S.
  government corporations and
  agencies....................       294.7        3.8         6.5        292.0
                                 ---------   --------    --------    ---------
 Fixed maturities
  available-for-sale..........    35,778.0    1,282.6       988.5     36,072.1
 Equity securities............       433.1      175.5        46.3        562.3
                                 ---------   --------    --------    ---------
   Total fixed maturities and
    equity securities
    available-for-sale........   $36,211.1   $1,458.1    $1,034.8    $36,634.4
                                 =========   ========    ========    =========

                       JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 3.   INVESTMENTS (CONTINUED)

                                              GROSS       GROSS
                                 AMORTIZED  UNREALIZED  UNREALIZED     FAIR
                                   COST       GAINS       LOSSES       VALUE
                                 ---------  ----------  ----------  -----------
                                                (IN MILLIONS)
DECEMBER 31, 2000
HELD-TO-MATURITY:
 Corporate securities.........   $12,834.7    $553.7      $698.4     $12,690.0
 Mortgage-backed securities...     1,202.5      11.5        53.0       1,161.0
 Obligations of states and
  political subdivisions......       102.3       3.1         0.9         104.5
 Debt securities issued by
  foreign governments.........         5.6       4.7          --          10.3
                                 ---------    ------      ------     ---------
   Total fixed maturities
    held-to-maturity..........   $14,145.1    $573.0      $752.3     $13,965.8
                                 =========    ======      ======     =========
AVAILABLE-FOR-SALE:
 Corporate securities.........   $10,948.3    $457.1      $478.2     $10,927.2
 Mortgage-backed securities...     4,105.0      94.7        33.0       4,166.7
 Obligations of states and
  political subdivisions......        25.3       1.8          --          27.1
 Debt securities issued by
  foreign governments.........       546.0      67.3        12.0         601.3
 U.S. Treasury securities and
  obligations of U.S.
  government corporations and
  agencies...................        197.8       5.4         0.1         203.1
                                 ---------    ------      ------     ---------
 Fixed maturities
  available-for-sale.........     15,822.4     626.3       523.3      15,925.4
 Equity securities...........        587.6     348.5        90.0         846.1
                                 ---------    ------      ------     ---------
   Total fixed maturities and
    equity securities
    available-for-sale
    governments...............   $16,410.0    $974.8      $613.3     $16,771.5
                                 =========    ======      ======     =========

                       JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 3.   INVESTMENTS (CONTINUED)

     The amortized cost and fair value of fixed maturities at December 31, 2001, by contractual maturity, are shown below:

                                                         AMORTIZED      FAIR
                                                            COST        VALUE
                                                         ----------  -----------
                                                             (IN MILLIONS)
HELD-TO-MATURITY:
Due in one year or less...............................   $    62.9    $    68.0
Due after one year through five years.................        15.4         22.2
Due after five years through ten years................        67.7         65.4
Due after ten years...................................       932.6        936.2
                                                         ---------    ---------
                                                           1,078.6      1,091.8
Mortgage-backed securities............................       844.9        816.4
                                                         ---------    ---------
Total.................................................   $ 1,923.5    $ 1,908.2
                                                         =========    =========
AVAILABLE-FOR-SALE:
Due in one year or less...............................   $ 1,861.7    $ 1,905.8
Due after one year through five years.................     9,874.3     10,073.3
Due after five years through ten years................    10,902.5     10,927.6
Due after ten years...................................     7,886.8      7,886.3
                                                         ---------    ---------
                                                          30,525.3     30,793.0
Mortgage-backed securities............................     5,252.7      5,279.1
                                                         ---------    ---------
Total.................................................   $35,778.0    $36,072.1
                                                         =========    =========

     Expected maturities may differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

     The sale of fixed maturities held-to-maturity relate to certain securities with amortized cost of $24.3 million for the year ended December 31, 1999, which were sold due to a significant decline in the issuers' credit quality or as part of the sale of the property and casualty operations in 1999. The related net realized investment and other gains on the sales were $0.9 million in 1999.

     The change in net unrealized gains (losses) on trading securities that has been included in earnings during 2001, 2000 and 1999 amounted to $(1.8) million, $0.1 million and $(0.1) million, respectively.

     The Company participates in a security lending program for the purpose of enhancing income on securities held. At December 31, 2001 and 2000, $775.4 million and $88.6 million, respectively, of the Company's securities, at market value, were on loan to various brokers/dealers, and were fully collateralized by cash and highly liquid securities. The market value of the loaned securities is monitored on a daily basis, and the collateral is maintained at a level of at least 102.0% of the loaned securities' market value.

     For 2001, 2000 and 1999, investment results passed through to participating pension contractholders as interest credited to policyholders' account balances amounted to $170.5 million, $171.7 million and $180.9 million, respectively.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 3.   INVESTMENTS (CONTINUED)

     Mortgage loans on real estate are evaluated periodically as part of the Company's loan review procedures and are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses that exist at the balance sheet date. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired mortgage loans that may be susceptible to significant change.

     Changes in the allowance for probable losses on mortgage loans on real estate and real estate to be disposed of are summarized below.

                                      BALANCE AT                          BALANCE AT
                                      BEGINNING                              END
                                       OF YEAR    ADDITIONS  DEDUCTIONS    OF YEAR
                                      ----------  ---------  ----------  ------------
                                                      (IN MILLIONS)
Year ended December 31, 2001
 Mortgage loans on real estate..        $ 81.6      $37.8      $  6.6       $112.8
 Real estate to be disposed of..          43.5       46.0         5.9         83.6
                                        ------      -----      ------       ------
Total...........................        $125.1      $83.8      $ 12.5       $196.4
                                        ======      =====      ======       ======
Year ended December 31, 2000
 Mortgage loans on real estate..        $107.9      $ 4.6      $ 30.9       $ 81.6
 Real estate to be disposed of..          58.1       17.1        31.7         43.5
                                        ------      -----      ------       ------
Total...........................        $166.0      $21.7      $ 62.6       $125.1
                                        ======      =====      ======       ======
Year ended December 31, 1999
 Mortgage loans on real estate..        $ 96.0      $38.4      $ 26.5       $107.9
 Real estate to be disposed of..         112.0       22.5        76.4         58.1
                                        ------      -----      ------       ------
Total...........................        $208.0      $60.9      $102.9       $166.0
                                        ======      =====      ======       ======

     At December 31, 2001 and 2000, the total recorded investment in mortgage loans that are considered to be impaired under SFAS No. 114, "Accounting by Creditors for Impairment of a Loan," along with the related provision for losses were as follows:

                                                              DECEMBER 31
                                                             2001       2000
                                                            --------  ---------
                                                             (IN MILLIONS)
Impaired mortgage loans on real estate with provision for
 losses..................................................   $ 92.5     $ 32.4
Provision for losses.....................................    (42.6)     (14.9)
                                                            ------     ------
Net impaired mortgage loans on real estate...............   $ 49.9     $ 17.5
                                                            ======     ======

                       JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 3.   INVESTMENTS (CONTINUED)

     The average recorded investment in impaired loans and the interest income recognized on impaired loans were as follows:

                                                     YEARS ENDED DECEMBER 31
                                                      2001    2000      1999
                                                     ------  -------  ---------
                                                          (IN MILLIONS)
Average recorded investment in impaired loans.....   $62.5   $100.3    $135.5
Interest income recognized on impaired loans......     8.4      2.9       4.9

     The payment terms of mortgage loans on real estate may be restructured or modified from time to time. Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans.

     Restructured commercial mortgage loans aggregated $56.0 million and $60.4 million as of December 31, 2001 and 2000, respectively. The expected gross interest income that would have been recorded had the loans been current in accordance with the original loan agreements and the actual interest income recorded were as follows:

                                                     YEARS ENDED DECEMBER 31
                                                     2001     2000      1999
                                                    -------  -------  ---------
                                                          (IN MILLIONS)
Expected.........................................    $5.0     $5.2      $11.1
Actual...........................................     3.8      4.7        7.2

     At December 31, 2001, the mortgage portfolio was diversified by specific collateral property type and geographic region as displayed below:

COLLATERAL                CARRYING     GEOGRAPHIC                  CARRYING
PROPERTY TYTPE             AMOUNT      CONCENTRATION                AMOUNT
----------------------- -------------  -----------------------  ---------------
                        (IN MILLIONS)                            (IN MILLIONS)
Apartments.............   $1,601.7     East North Central....      $1,072.5
Hotels.................      451.6     East South Central....         490.6
Industrial.............      809.8     Middle Atlantic.......       1,490.4
Office buildings.......    2,601.5     Mountain..............         417.4
Retail.................    1,429.7     New England...........         891.1
Multi family...........        1.8     Pacific...............       1,823.1
Mixed Use..............      108.0     South Atlantic........       2,097.5
Agricultural...........    2,532.3     West North Central....         385.1
Other..................      243.4     West South Central....         907.0
                                       Canada/Other..........         205.1
Allowance for losses...     (112.8)    Allowance for losses..        (112.8)
                          --------                                 --------
Total..................   $9,667.0     Total.................      $9,667.0
                          ========                                 ========

                       JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 3.    INVESTMENTS (CONTINUED)

     Mortgage loans with outstanding principal balances of $2.0 million, bonds with amortized cost of $388.7 million and real estate with a carrying value of $0.5 million were non-income producing for the year ended December 31, 2001.

     Depreciation expense on investment real estate was $4.6 million, $7.9 million, and $7.1 million in 2001, 2000, and 1999, respectively. Accumulated depreciation was $65.1 million and $60.9 million at December 31, 2001 and 2000, respectively.

     The Company sold $542.9 million, $359.2 million, and $172.0 million of commercial mortgage loans in securitization transactions in 2001, 2000, and 1999, respectively, for which it received net proceeds of $546.1 million, $362.4 million and $175.5 million, in 2001, 2000 and 1999, respectively. During 2001, 2000 and 1999, the Company recognized pre-tax gains of $3.2 million, $3.2 million and $3.5 million, respectively, related to these transactions.

     As a result of these securitizations, the Company retained mortgage servicing responsibilities which were recorded as servicing assets. These servicing assets were valued at $1.2 million and $0.8 million at December 31, 2001 and 2000, respectively.

     Investments in other assets, which include unconsolidated joint ventures, partnerships, and limited liability corporations, accounted for by using the equity method of accounting totaled $1,062.1 million and $826.5 million at December 31, 2001 and 2000, respectively. Total combined assets of such investments were $12,541.6 million and $5,040.1 million (consisting primarily of investments), and total combined liabilities were $1,108.6 million and $823.3 million (including $580.0 million and $354.0 million of notes payable) at December 31, 2001 and 2000, respectively. Total combined revenues and expenses of these investments in 2001 were $942.5 million and $645.2 million, respectively, resulting in $297.3 million of total combined income from operations. Total combined revenues and expenses were $508.0 million and $172.7 million, respectively, resulting in $335.3 million of total combined income from operations in 2000. Net investment income on investments accounted for using the equity method totaled $56.4 million, $143.8 million and $65.1 million in 2001, 2000, and 1999 respectively.

NOTE 4.   DERIVATIVES AND HEDGING INSTRUMENTS

     The fair value of derivative instruments classified as assets at December 31, 2001 was $331.2 million, and appears on the consolidated balance sheet in other assets. The fair value of derivative instruments classified as liabilities at December 31, 2001 was $580.0 million, and appears on the consolidated balance sheet in other liabilities.

  Fair Value Hedges

     The Company uses interest rate futures contracts and interest rate swap agreements as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate swap agreements are contracts with a counterparty to exchange interest rate payments of a differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements is accrued and recognized as a component of net investment income.

     The Company also manages interest rate exposure by using interest rate swap agreements to modify certain liabilities, such as fixed rate debt and Constant Maturity Treasuries (CMT) indexed liabilities, by converting them to a LIBOR-based floating rate.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 4.   DERIVATIVES AND HEDGING INSTRUMENTS

     The Company enters into interest rate cap agreements, cancelable interest rates swap agreements, and written swaptions to manage the interest rate exposure of options that are embedded in certain assets and liabilities. A written swaption obligates the Company to enter into an interest rate agreement on the expiration date, contingent on future interest rates. Interest rate cap and floor agreements are contracts with a counterparty which require the payment of a premium for the right to receive payments for the difference between the cap or floor interest rate and a market interest rate on specified future dates based on an underlying principal balance (notional principal). Amounts earned on interest rate cap and floor agreements and swaptions are recorded as an adjustment to net investment income.

     The Company uses equity collar agreements to reduce its equity market exposure with respect to certain common stock investments that the Company holds. A collar consists of a written call option that limits the Company's potential for gain from appreciation in the stock price as well as a purchased put option that limits the Company's potential for loss from a decline in the stock price.

     Currency rate swap agreements are used to manage the Company's exposure to foreign exchange rate fluctuations. Currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates. The net differential to be paid or received on currency rate swap agreements is accrued and recognized as a component of net investment income.

     For the year ended December 31, 2001, the Company recognized a net loss of $16.5 million related to the ineffective portion of its fair value hedges, and a net gain of $1.9 million, related to the portion of the hedging instruments that were excluded from the assessment of hedge effectiveness. Both of these amounts are recorded in net realized investment and other gains and losses. For the year ended December 31, 2001, all of the Company's hedged firm commitments qualified as fair value hedges.

  Cash Flow Hedges

     The Company uses forward starting interest rate swap agreements to hedge the variable cash flows associated with future fixed income asset acquisitions, which will support the Company's long-term care and life insurance businesses. These agreements will reduce the impact of future interest rate changes on the cost of acquiring adequate assets to support the investment income assumptions used in pricing these products. During the periods in the future when the acquired assets are held by the Company, the accumulated gain or loss will be amortized into investment income as a yield adjustment on the assets.

     The Company used interest rate futures contracts to hedge the variable cash flows associated with variable benefit payments that it will make on certain annuity contracts. Amounts are reclassified from other comprehensive income when benefit payments are made.

     The Company used interest rate floor agreements to hedge the interest rate risk associated with minimum interest rate guarantees in certain of its life insurance and annuity businesses. Amounts are reclassified from other comprehensive income if interest rates fall below certain levels.

     For the year ended December 31, 2001, the Company recognized a loss of $0.2 million related to the ineffective portion of its cash flow hedges, and a net gain of $0.4 million related to the portion of the hedging instruments that was excluded from the assessment of hedge effectiveness. Both of these amounts are recorded in net realized investment and other gains and losses. For the year ended December 31, 2001, all of the Company's hedged forecast transactions qualified as cash flow hedges.

     For the year ended December 31, 2001, a net loss of $0.2 million was reclassified from other accumulated comprehensive income to earnings. It is anticipated that approximately $0.6 million of net gains will be reclassified from other accumulated comprehensive income to earnings within the next twelve months. The maximum length for which variable cash flows are hedged is 24 years.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 4.   DERIVATIVES AND HEDGING INSTRUMENTS (CONTINUED)

     For the year ended December 31, 2001, none of the Company's cash flow hedges have been discontinued because it was probable that the original forecasted transactions would not occur by the end of the originally specified time period documented at inception of the hedging relationship.

     The transition adjustment for the adoption of SFAS No. 133, as amended, resulted in an increase in other comprehensive income of $23.0 million (net of tax of $12.3 million) representing the accumulation in other comprehensive income of the effective portion of the Company's cash flow hedges as of January 1, 2001. For the year ended December 31, 2001, $3.8 million of loss (net of tax of $2.1 million) representing the effective portion of the change in fair value of derivative instruments designated as cash flow hedges was added to accumulated other comprehensive income, resulting in a balance of $19.1 million (net of tax of $10.3 million).

  Derivatives Not Designated as Hedging Instruments

     The Company enters into interest rate swap agreements, cancelable interest rate swap agreements, interest rate futures contracts, and interest rate cap and floor agreements to manage exposure to interest rates as described above under Fair Value Hedges without designating the derivatives as hedging instruments.

NOTE 5.   INCOME TAXES

     The Company participates in the filing of a life/non-life consolidated federal income tax return. The life company sub-group includes three domestic life insurance companies (the Company, John Hancock Variable Life Insurance Company and Investors Partner Life Insurance Company) and a Bermuda life insurance company (John Hancock Reassurance Company, Ltd.) that is treated as a U.S. company for federal income tax purposes. The non-life subgroup consists of John Hancock Financial Services, Inc., John Hancock Subsidiaries, LLC and John Hancock International Holdings, Inc.

     In addition to taxes on operations, mutual life insurance companies are charged an equity base tax. As the Company was a mutual life insurance company for the entire year 1999, it was subject to the re-computation of its 1999 equity base tax liability in its 2000 tax return. The equity base tax is determined by application of an industry-based earnings rate to mutual companies' average equity base, as defined by the Internal Revenue Code. The industry earnings rate is determined by the Internal Revenue Service (IRS) and is not finalized until the subsequent year. The Company estimated its taxes for the current year based on estimated industry earnings rates and revised these estimates up or down when the earnings rates were finalized and published by the IRS in the subsequent year.

     Income before income taxes and cumulative effect of accounting changes includes the following:

                                                     YEARS ENDED DECEMBER 31
                                                     2001      2000      1999
                                                    -------  --------  --------
                                                          (IN MILLIONS)
Domestic.........................................   $761.8   $1,093.5   $210.7
Foreign..........................................      5.6        7.6      6.4
                                                    ------   --------   ------
Income before income taxes and cumulative effect
 of accounting changes...........................   $767.4   $1,101.1   $217.1
                                                    ======   ========   ======

                       JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 5.  INCOME TAXES (CONTINUED)

  The components of income taxes were as follows:

                                                    YEARS ENDED DECEMBER 31
                                                     2001     2000      1999
                                                    -------  -------  -------
                                                         (IN MILLIONS)
CURRENT TAXES:
 Federal.........................................   $ (9.9)  $ 15.7    $(34.1)
 Foreign.........................................      3.1      1.2       2.3
 State...........................................      4.6     12.0       5.8
                                                    ------   ------    ------
                                                      (2.2)    28.9     (26.0)
DEFERRED TAXES:
 Federal.........................................    210.5    279.4     108.6
 Foreign.........................................     (0.9)     1.6        --
 State...........................................     (6.7)    (1.0)     (1.1)
                                                    ------   ------    ------
                                                     202.9    280.0     107.5
                                                    ------   ------    ------
Total income taxes...............................   $200.7   $308.9    $ 81.5
                                                    ======   ======    ======

  A reconciliation of income taxes computed by applying the federal income tax rate to income before income taxes and the consolidated income tax expense charged to operations follows:

                                                    YEARS ENDED DECEMBER 31
                                                     2001     2000      1999
                                                    -------  -------  -------
                                                         (IN MILLIONS)
Tax at 35%.......................................   $268.6   $385.4    $ 76.0
Add (deduct):
 Equity base tax.................................    (13.4)   (46.0)     22.2
 Prior year taxes................................      9.9     (0.3)      1.8
 Tax credits.....................................    (28.1)   (20.6)    (12.9)
 Foreign taxes...................................      1.3      0.4       1.0
 Tax exempt investment income....................    (25.7)   (11.5)    (14.4)
 Non-taxable gain on sale of subsidiary..........       --       --     (15.4)
 Disallowed demutualization expenses.............       --       --      31.1
 Other...........................................    (11.9)     1.5      (7.9)
                                                    ------   ------    ------
   Total income taxes............................   $200.7   $308.9    $ 81.5
                                                    ======   ======    ======

                       JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 5.  INCOME TAXES (CONTINUED)

     The significant components of the Company's deferred tax assets and liabilities were as follows:

                                                              DECEMBER 31
                                                             2001      2000
                                                           --------  ---------
                                                               (IN MILLIONS)
DEFERRED TAX ASSETS:
 Policy reserve adjustments.............................   $  485.5   $  492.2
 Other postretirement benefits..........................      136.6      148.9
 Book over tax basis of investments.....................      418.1      299.5
 Dividends payable to policyholders.....................      125.7      117.6
 Interest...............................................       34.5       38.3
 Other..................................................      163.1       51.2
                                                           --------   --------
   Total deferred tax assets                                1,363.5    1,147.7
                                                           --------   --------
DEFERRED TAX LIABILITIES:
 Deferred policy acquisition costs......................      824.5      649.1
 Depreciation...........................................      214.2      211.7
 Basis in partnerships..................................      130.7      109.8
 Market discount on bonds...............................       72.9       64.2
 Pension plan expense...................................      133.6      104.0
 Capitalized charges related to mutual funds............       31.5       56.9
 Lease Income...........................................      523.2      339.4
 Unrealized gains.......................................      135.8       56.7
                                                           --------   --------
   Total deferred tax liabilities.......................    2,066.4    1,591.8
                                                           --------   --------
   Net deferred tax liabilities.........................   $  702.9   $  444.1
                                                           ========   ========

  The Company made an income tax payment of $3.7 million , received an income tax refund of $21.7 million and made an income tax payment of $83.4 million in 2001, 2000 and 1999, respectively.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 6.  CLOSED BLOCK

     As of February 1, 2000, the Company established a closed block for the benefit of certain classes of individual or joint traditional participating whole life insurance policies for which the Company had a dividend scale payable in 1999 and individual term life insurance policies that were in force on February 1, 2000. Assets were allocated to the closed block in an amount that, together with anticipated revenues from policies included in the closed block, was reasonably expected to be sufficient to support such business, including provision for payment of benefits, direct asset acquisition and disposition costs, and taxes, and for continuation of dividend scales payable in 1999, assuming experience underlying such dividend scales continues. Assets allocated to the closed block inure solely to the benefit of the holders of the policies included in the closed block and will not revert to the benefit of the shareholders of JHFS. No reallocation, transfer, borrowing, or lending of assets can be made between the closed block and other portions of the Company's general account, any of its separate accounts, or any affiliate of the Company without approval of the Massachusetts Division of Insurance.

     If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will be increased. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced.

     The assets and liabilities allocated to the closed block are recorded in the Company's financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date of demutualization (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income over the period the policies in the closed block remain in force. The Company has developed an actuarial calculation of the timing of such maximum future shareholder earnings, and this is the basis of the policyholder dividend obligation.

     If actual cumulative earnings are greater than expected cumulative earnings, only expected earnings will be recognized in income. Actual cumulative earnings in excess of expected cumulative earnings represents undistributed accumulated earnings attributable to policyholders, which are recorded as a policyholder dividend obligation because the excess will be paid to closed block policyholders as an additional policyholder dividend unless otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income.

     The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholders' benefits, policyholder dividends, premium taxes, guaranty fund assessments, and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized investment gains and losses of investment assets outside the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of deferred acquisition costs. The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 6.  CLOSED BLOCK (CONTINUED)

     The following tables set forth certain summarized financial information relating to the closed block as of the dates indicated:

                                                   DECEMBER 31,   DECEMBER 31,
                                                       2001           2000
                                                   ------------  --------------
                                                         (IN MILLIONS)
LIABILITIES
Future policy benefits............................  $10,198.7      $ 9,910.5
Policyholder dividend obligation..................      251.2           77.0
Policyholders' funds..............................    1,460.9        1,459.5
Policyholder dividends payable....................      433.4          409.8
Other closed block liabilities....................       53.7           84.6
                                                    ---------      ---------
 Total closed block liabilities...................   12,397.9       11,941.4
                                                    ---------      ---------
ASSETS
Investments
Fixed maturities:
 Held-to-maturity--at amortized cost
  (fair value: 2001--$100.7; 2000--$2,327.4)......      103.3        2,269.9
 Available-for-sale--at fair value
  (cost: 2001--$5,204.0; 2000--$2,378.7)..........    5,320.7        2,353.0
Equity securities:
 Available-for-sale--at fair value
 (cost: 2001--$8.8; 2000--$5.3)...................       13.4            6.3
Mortgage loans on real estate.....................    1,837.0        1,944.0
Policy loans......................................    1,551.9        1,540.6
Short-term investments............................         --           62.1
Other invested assets.............................       83.1           40.7
                                                    ---------      ---------
 Total investments................................    8,909.4        8,216.6
Cash and cash equivalents.........................      192.1          305.6
Accrued investment income.........................      158.9          149.3
Other closed block assets.........................      297.5          317.1
                                                    ---------      ---------
 Total closed block assets........................    9,557.9        8,988.6
                                                    ---------      ---------
Excess of reported closed block liabilities over
 assets designated to the closed block............    2,840.0        2,952.8
                                                    ---------      ---------
Portion of above representing other comprehensive
 income:
 Unrealized appreciation (depreciation), net of
  tax of $43.3 million and $(8.8) million
  at 2001 and 2000, respectively..................       80.1          (16.1)
 Allocated to the policyholder dividend
  obligation, net of tax $50.8 million and
  $4.7 million at 2001 and 2000, respectively.....      (94.4)          (8.8)
                                                    ---------      ---------
   Total..........................................      (14.3)         (24.9)
                                                    ---------      ---------
   Maximum future earnings to be recognized from
    closed block assets and liabilities...........  $ 2,825.7      $ 2,927.9
                                                    =========      =========

                      JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 6.  CLOSED BLOCK (CONTINUED)

                                                     DECEMBER 31,   DECEMBER 31,
                                                         2001           2000
                                                     ------------  -------------
                                                           (IN MILLIONS)
Change in the policyholder dividend obligation:
 Balance at beginning of period....................     $ 77.0            --
   Impact on net income before income taxes........       42.5         $63.5
   Unrealized investment gains (losses)............       67.1          13.5
   Cumulative effect of change in accounting
    principle (1)..................................       64.6            --
                                                        ------         -----
Balance at end of period...........................     $251.2         $77.0
                                                        ======         =====

(1) The cumulative effect of change in accounting principle represents the impact of transferring fixed maturities from held-to-maturity to available-for-sale as part of the adoption of SFAS No. 133 effective January 1, 2001. See Note 1.

                                                                  FOR THE PERIOD
                                                         YEAR       FEBRUARY 1
                                                        ENDED        THROUGH
                                                     DECEMBER 31,  DECEMBER 31,
                                                         2001          2000
                                                     ------------ --------------
                                                            (IN MILLIONS)
REVENUES
Premiums...........................................   $  940.0        $  865.0
Net investment income..............................      667.5           591.6
Net realized investment and other gains
 (losses), net of
 amounts credited to the policyholder dividend
 obligation of
 $(17.0) million and $14.1 million,
 respectively......................................       (3.6)           (2.9)
Other closed block revenues........................        0.6            (0.6)
                                                      --------        --------
 Total closed block revenues.......................    1,604.5         1,453.1
BENEFITS AND EXPENSES
Benefits to policyholders..........................      924.4           870.0
Change in policyholder dividend obligation.........       54.9            46.6
Other closed block operating costs and expenses           (6.3)          (10.0)
Dividends to policyholders.........................      474.9           407.1
                                                      --------        --------
 Total benefits and expenses.......................    1,447.9         1,313.7
                                                      --------        --------
Closed block revenues, net of closed block
 benefits and expenses,
 before income taxes and cumulative effect of
 accounting change.................................      156.6           139.4
Income taxes, net of amounts credited to the
 policyholder dividend
 obligation of $4.6 million and $2.8 million,
 respectively......................................       53.0            52.3
                                                      --------        --------
 Closed block revenues, net of closed block
  benefits and expenses
  and income taxes, before cumulative effect of
  accounting change................................      103.6            87.1
                                                      --------        --------
 Cumulative effect of accounting change, net of
  tax..............................................       (1.4)             --
                                                      --------        --------
 Closed block revenues, net of closed block
  benefits and expenses, income taxes and the
  cumulative effect of accounting change...........   $  102.2        $   87.1
                                                      ========        ========

                       JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 6.  CLOSED BLOCK (CONTINUED)

     Maximum future earnings from closed block assets and liabilities:

                                                                FOR THE PERIOD
                                                    YEAR          FEBRUARY 1
                                                    ENDED          THROUGH
                                                  DECEMBER 31,   DECEMBER 31,
                                                     2001            2000
                                                 ------------  ----------------
                                                        (IN MILLIONS)
Beginning of period...........................     $2,927.9        $3,015.0
End of period.................................      2,825.7         2,927.9
                                                   --------        --------
 Change during period.........................     $  102.2        $   87.1
                                                   ========        ========

NOTE 7. DEBT AND LINE OF CREDIT

     Short-term and long-term debt consists of the following:

                                                                            DECEMBER 31
                                                                          2001       2000
                                                                        ---------  --------
                                                                           (IN MILLIONS)
SHORT-TERM DEBT:
 Commercial paper.....................................................       --     $222.3
 Current maturities of long-term debt.................................  $ 124.6       23.0
                                                                        -------     ------
Total short-term debt.................................................    124.6      245.3
                                                                        -------     ------
LONG-TERM DEBT:
 Surplus notes, 7.38% maturing in 2024................................    447.3      447.2
 Notes payable, interest ranging from 5.43% to 14.0%, due in varying
  amounts through 2007................................................    296.0      109.8
                                                                        -------     ------
Total long-term debt..................................................    743.3      557.0
Less current maturities...............................................   (124.6)     (23.0)
                                                                        -------     ------
Long-term debt........................................................    618.7      534.0
                                                                        -------     ------
  Total debt..........................................................  $ 743.3     $779.3
                                                                        =======     ======

     The Company issues commercial paper primarily to meet working capital needs. The Company had no commercial paper outstanding at December 31, 2001. The weighted-average interest rate for outstanding commercial paper at December 31, 2000 was 6.59%. The weighted-average life for outstanding commercial paper at December 31, 2000 was approximately 11 days. Commercial paper borrowing arrangements are supported by a syndicated line of credit.

     The issuance of surplus notes was approved by the Massachusetts Commissioner of Insurance, and any payments of interest or principal on the surplus notes requires the prior approval of the Massachusetts Commissioner of Insurance.

     At December 31, 2001, the Company had a syndicated line of credit with a group of banks totaling $1.0 billion, $500.0 million pursuant to a 364-day commitment which expires on July 26, 2002 and $500.0 million pursuant to a multi-year facility, which expires on August 3, 2005. The banks will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, the Company is required to maintain certain minimum levels of net worth and comply with certain other covenants, which were met at December 31, 2001. At December 31, 2001, the Company had no outstanding borrowings under the agreement.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 7. DEBT AND LINE OF CREDIT (CONTINUED)

     Aggregate maturities of long-term debt are as follows: 2002-$124.6 million; 2003-$32.2 million; 2004-$31.5 million; 2005-$25.4 million; 2006-$7.5 million and thereafter-$522.1 million.

     Interest expense on debt, included in other operating costs and expenses, was $59.0 million, $62.6 million, and $70.1 million in 2001, 2000 and 1999, respectively. Interest paid amounted to $55.8 million in 2001, $63.4 million in 2000, and $70.1 million in 1999.

NOTE 8. MINORITY INTEREST

     Minority interest relates to preferred stock issued by Signature Tomato, a subsidiary of Signature Fruit, a subsidiary of the Company, which acquired certain assets and assumed certain liabilities out of bankruptcy proceedings of Tri-Valley Growers, Inc., a cooperative association, and equity interests in consolidated partnerships. For financial reporting purposes, the assets, the liabilities, and earnings of Signature Fruit and the partnerships are consolidated in the Company's financial statements.

     In conjunction with the transaction discussed above, Signature Tomato, a subsidiary of Signature Fruit, issued $2.1 million of 14.24% cumulative, voting preferred stock in exchange for debt. In addition, Signature Fruit sold 3.0% of its Class A membership shares to outside third parties with put options exercisable in a period from one to three years from acquisition. All amounts arising from these transactions have been included in minority interest in the accompanying consolidated balance sheets.

     The minority interest in the equity of consolidated partnerships of approximately $26.1 million reflects the original investment by minority shareholders in various consolidated partnerships, along with their proportional share of the earnings or losses of these partnerships.

NOTE 9. REINSURANCE

     The effect of reinsurance on premiums written and earned was as follows:

                                                      2001                    2000                    1999
                                                    PREMIUMS                PREMIUMS                PREMIUMS
                                               WRITTEN     EARNED      WRITTEN     EARNED      WRITTEN      EARNED
                                              ---------   --------    ---------   --------    ---------    --------
                                                                          (IN MILLIONS)
LIFE, HEALTH AND ANNUITY:
Direct ....................................   $ 3,076.8   $ 3,080.7   $ 3,181.1   $ 3,180.3   $ 2,940.2    $ 2,938.3
Assumed ...................................       427.7       427.7       465.3       465.4       311.3        311.3
Ceded .....................................    (1,156.5)   (1,156.5)   (1,255.0)   (1,255.0)   (1,228.5)    (1,228.5)
                                              ---------   ---------   ---------   ---------   ---------    ---------
 Net life, health and annuity premiums ....     2,348.0     2,351.9     2,391.4     2,390.7     2,023.0      2,021.1
                                              ---------   ---------   ---------   ---------   ---------    ---------
PROPERTY AND CASUALTY:
Direct ....................................          --          --          --          --          --           --
Assumed ...................................          --          --          --          --         0.3          0.3
Ceded .....................................          --          --          --          --          --           --
                                              ---------   ---------   ---------   ---------   ---------    ---------
 Net property and casualty premiums .......          --          --          --          --         0.3          0.3
                                              ---------   ---------   ---------   ---------   ---------    ---------
   Net premiums ...........................   $ 2,348.0   $ 2,351.9   $ 2,391.4   $ 2,390.7   $ 2,023.3    $ 2,021.4
                                              =========   =========   =========   =========   =========    =========

                       JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 9. REINSURANCE (CONTINUED)

     For the years ended December 31, 2001, 2000 and 1999, benefits to policyholders under life, health and annuity ceded reinsurance contracts were $552.7 million, $649.4 million, and $514.5 million, respectively.

     On February 28, 1997, the Company sold a major portion of its group insurance business to UNICARE Life & Health Insurance Company (UNICARE), a wholly owned subsidiary of WellPoint Health Networks, Inc. The business sold included the Company's group accident and health business and related group life business and Cost Care, Inc., Hancock Association Services Group and Tri-State, Inc., all of which were indirect wholly-owned subsidiaries of the Company. The Company retained its group long-term care operations. The insurance business sold was transferred to UNICARE through a 100% coinsurance agreement. The Company remains liable to its policyholders to the extent that UNICARE does not meet its contractual obligations under the coinsurance agreement.

     Through the Company's group health insurance operations, the Company entered into a number of reinsurance arrangements in respect of personal accident insurance and the occupational accident component of workers compensation insurance, a portion of which was originated through a pool managed by Unicover Managers, Inc. Under these arrangements, the Company both assumed risks as a reinsurer, and also passed 95% of these risks on to other companies. This business had originally been reinsured by a number of different companies, and has become the subject of widespread disputes. The disputes concern the placement of the business with reinsurers and recovery of the reinsurance. The Company is engaged in disputes, including a number of legal proceedings, in respect of this business. The risk to the Company is that other companies that reinsured the business from the Company may seek to avoid their reinsurance obligations. However, the Company believes that it has a reasonable legal position in this matter. During the fourth quarter of 1999 and early 2000, the Company received additional information about its exposure to losses under the various reinsurance programs. As a result of this additional information and in connection with global settlement discussions initiated in late 1999 with other parties involved in the reinsurance programs, during the fourth quarter of 1999 the Company recognized a charge for uncollectible reinsurance of $133.7 million, after tax, as its best estimate of its remaining loss exposure. The Company believes that any exposure to loss from this issue, in addition to amounts already provided for as of December 31, 2001, would not be material.

     Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurers.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 10.  PENSION BENEFIT PLANS AND OTHER POSTRETIREMENT BENEFIT PLANS

     The Company provides pension benefits to substantially all employees and general agency personnel. These benefits are provided through both qualified defined benefit and defined contribution pension plans. In addition, through nonqualified plans, the Company provides supplemental pension benefits to employees with salaries and/ or pension benefits in excess of the qualified plan limits imposed by federal tax law. Pension benefits under the defined benefit plans had been based on years of service and average compensation generally during the three years prior to retirement. In 2001, the defined benefit pension plans were amended to a cash balance basis under which benefits are based on career average compensation. Under grandfathering rules, employees over a certain age and with at least a certain number of years of service will receive pension benefits based on the greater of the benefit from the cash balance basis or the prior final average salary basis. This amendment became effective on January 1, 2002. Benefits related to the Company's defined benefit pension plans paid to employees and retirees covered by annuity contracts issued by the Company amounted to $115.9 million in 2001, $102.2 million in 2000, and $97.6 million in 1999. Plan assets consist principally of listed equity securities and corporate obligations and U.S. government securities.

     The Company's funding policy for qualified defined benefit plans is to contribute annually an amount in excess of the minimum annual contribution required under the Employee Retirement Income Security Act (ERISA). This amount is limited by the maximum amount that can be deducted for federal income tax purposes. Because the qualified defined benefit plans are overfunded, no amounts were contributed to these plans in 2001 or 2000. The funding policy for nonqualified defined benefit plans is to contribute the amount of the benefit payments made during the year. The projected benefit obligation and accumulated benefit obligation for the non-qualified defined benefit pension plans, which are underfunded, for which accumulated benefit obligations are in excess of plan assets were $258.7 million, and $236.2 million, respectively, at December 31, 2001, and $256.3 million, and $244.3 million, respectively, at December 31, 2000. Non-qualified plan assets, at fair value, were $4.6 million and $0.8 million at December 31, 2000 and 1999, respectively.

     Defined contribution plans include The Investment Incentive Plan and the Savings and Investment Plan. The expense for defined contribution plans was $10.6 million, $8.3 million, and $8.3 million, in 2001, 2000 and 1999, respectively.

     In addition to the Company's defined benefit pension plans, the Company has employee welfare plans for medical, dental, and life insurance covering most of its retired employees and general agency personnel.

     Substantially all employees may become eligible for these benefits if they reach certain age and service requirements while employed by the Company. The postretirement health care and dental coverages are contributory based on service for post January 1, 1992 non-union retirees. A small portion of pre-January 1, 1992 non-union retirees also contribute. The applicable contributions are based on service.

     The Company's policy is to fund postretirement benefits in amounts at or below the annual tax qualified limits. As of December 31, 2001 and 2000, plan assets related to non-union employees were comprised of an irrevocable health insurance contract to provide future health benefits to retirees. Plan assets related to union employees were comprised of approximately 60% equity securities and 40% fixed income investments.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 10.  PENSION BENEFIT PLANS AND OTHER POSTRETIREMENT BENEFIT PLANS
          (CONTINUED)

     The changes in benefit obligation and plan assets related to the Company's qualified and nonqualified benefit plans are summarized as follows:

                                               YEARS ENDED DECEMBER 31
                                                             OTHER POSTRETIREMENT
                                      PENSION BENEFITS              BENEFITS
                                   ------------------------  ------------------------
                                      2001         2000        2001         2000
                                   -----------  -----------  ----------  ------------
                                                    (IN MILLIONS)
CHANGE IN BENEFIT
 OBLIGATION:
 Benefit obligation at
  beginning of year.............    $1,803.6     $1,905.3     $ 486.8      $ 443.2
 Service cost...................        30.7         34.0         5.9          7.8
 Interest cost..................       129.1        129.2        31.8         30.9
 Amendments.....................        50.1        (10.3)      (48.3)          --
 Actuarial loss (gain)..........        46.7       (143.7)       (1.3)        36.6
 Benefits paid..................      (127.1)      (110.9)      (29.6)       (31.7)
 Curtailment....................          --           --        (3.9)          --
                                    --------     --------     -------      -------
 Benefit obligation at end
  of year.......................     1,933.1      1,803.6       441.4        486.8
                                    --------     --------     -------      -------
CHANGE IN PLAN ASSETS:
 Fair value of plan assets
  at beginning of year..........     2,410.9      2,384.4       261.4        232.9
 Actual return on plan
  assets........................      (105.8)       125.2        (6.7)         0.3
 Employer contribution..........        18.9         12.2          --         35.5
 Benefits paid..................      (127.1)      (110.9)       (9.0)        (7.3)
                                    --------     --------     -------      -------
 Fair value of plan assets
  at end of year................     2,196.9      2,410.9       245.7        261.4
                                    --------     --------     -------      -------
Funded status...................       263.8        607.3      (195.7)      (225.4)
Unrecognized actuarial loss
 (gain).........................        24.3       (400.5)      (95.3)      (139.7)
Unrecognized prior service
 cost...........................        67.9         24.1       (47.5)        (1.4)
Unrecognized net transition
 asset..........................         0.1          0.2          --           --
                                    --------     --------     -------      -------
Prepaid (accrued) benefit
 cost, net......................    $  356.1     $  231.1     $(338.5)     $(366.5)
                                    ========     ========     =======      =======
AMOUNTS RECOGNIZED IN THE
CONSOLIDATED BALANCE SHEETS
CONSIST OF:
 Prepaid benefit cost...........    $  523.9     $  380.7
 Accrued benefit liability            (231.6)      (243.5)
 Intangible asset...............         0.5          6.0
 Accumulated other
  comprehensive income..........        63.3         87.9
                                    --------     --------
Prepaid benefit cost, net.......    $  356.1     $  231.1
                                    ========     ========

                       JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 10.  PENSION BENEFIT PLANS AND OTHER POSTRETIREMENT BENEFIT PLANS
          (CONTINUED)

     The assumptions used in accounting for the Company's qualified and nonqualified benefit plans were as follows:

                                         YEARS ENDED DECEMBER 31
                                                        OTHER POSTRETIREMENT
                                 PENSION BENEFITS             BENEFITS
                             ------------------------  ---------------------
                                2001         2000         2001         2000
                             -----------  -----------  ----------  ------------
Discount rate.............      7.25%        7.25%       7.25%        7.25%
Expected return on plan
 assets...................      9.50%        9.00%       9.50%        9.00%
Rate of compensation
 increase.................      4.20%        4.77%       4.20%        4.77%

     For measurement purposes, an 8.75% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2002. The rate was assumed to decrease gradually to 5.25% in 2006 and remain at that level thereafter.

     For the prior valuation, a 5.50% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2001. The rate was assumed to decrease gradually to 5.25% in 2001 and remain at that level thereafter.

     The net periodic benefit (credit) cost related to the Company's qualified and nonqualified benefit plans includes the following components:

                                       YEARS ENDED DECEMBER 31
                                                        OTHER POSTRETIREMENT
                             PENSION BENEFITS                 BENEFITS
                        ---------------------------   ------------------------
                         2001      2000      1999      2001     2000      1999
                        --------  --------  --------  -------  -------  --------
                                            (IN MILLIONS)
Service cost.........   $  30.7   $  34.0   $  33.8   $  5.9   $  7.8    $  7.5
Interest cost........     129.1     129.2     119.0     31.8     30.9      28.7
Expected return on
 plan assets.........    (223.8)   (209.9)   (182.9)   (24.4)   (24.1)    (18.3)
Amortization of
 transition asset....       0.1     (12.0)    (12.1)      --       --        --
Amortization of prior
 service cost........       6.5       4.6       3.9     (2.2)    (0.2)     (0.2)
Recognized actuarial
 gain................     (18.3)     (9.3)     (6.3)    (6.8)    (8.7)     (8.5)
Other................        --        --        --     (3.9)      --        --
                        -------   -------   -------   ------   ------    ------
 Net periodic benefit
  (credit) cost......   $ (75.7)  $ (63.4)  $ (44.6)  $  0.4   $  5.7    $  9.2
                        =======   =======   =======   ======   ======    ======

     Assumed health care cost trend rates have a significant effect on the amounts reported for the healthcare plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                                1-PERCENTAGE     1-PERCENTAGE
                                               POINT INCREASE   POINT DECREASE
                                               --------------  ----------------
                                                       (IN MILLIONS)
Effect on total of service and interest costs
  in 2001.....................................     $ 4.0           $ (3.7)
Effect on postretirement benefit obligations
 as of December 31, 2001......................      42.2            (38.8)

                       JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 11.  COMMITMENTS AND CONTINGENCIES

     The Company has extended commitments to purchase fixed maturity investments, preferred and common stock, and other invested assets and to issue mortgage loans on real estate totaling $518.4 million, $0.3 million, $491.2 million and $212.9 million, respectively at December 31, 2001. If funded, loans related to real estate mortgages would be fully collateralized by related properties. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. The estimated fair values of the commitments described above aggregate $1.2 billion at December 31, 2001. The majority of these commitments expire in 2002.

     In the normal course of its business operations, the Company is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 2001. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of the Company.

  Class Action

     During 1997, the Company entered into a court-approved settlement relating to a class action lawsuit involving certain individual life insurance policies sold from 1979 through 1996. In entering into the settlement, the Company specifically denied any wrongdoing. The total reserve held in connection with the settlement to provide for relief to class members and for legal and administrative costs associated with the settlement amounted to $52.7 million and $224.0 million at December 31, 2001 and 2000, respectively. Costs incurred related to the settlement were $30.0 million and $140.2 million in 2001 and 1999, respectively. No such costs were incurred in 2000. The estimated reserve is based on a number of factors, including the estimated cost per claim and the estimated costs to administer the claims.

     During 1996, management determined that it was probable that a settlement would occur and that a minimum loss amount could be reasonably estimated. Accordingly, the Company recorded its best estimate based on the information available at the time. The terms of the settlement agreement were negotiated throughout 1997 and approved by the court on December 31, 1997. In accordance with the terms of the settlement agreement, the Company contacted class members during 1998 to determine the actual type of relief to be sought by class members. The majority of the responses from class members were received by the fourth quarter of 1998. The type of relief sought by class members differed from the Company's previous estimates, primarily due to additional outreach activities by regulatory authorities during 1998 encouraging class members to consider alternative dispute resolution (ADR) relief. In 1999, the Company updated its estimate of the cost of claims subject to alternative dispute resolution relief and revised its reserve estimate accordingly. The reserve estimate was further evaluated quarterly, and was adjusted as noted above, in the fourth quarter of 2001. The adjustment to the reserve in 2001 was the result of the Company being able to better estimate the cost of settling the remaining claims, which on average tend to be larger, more complicated claims. The better estimate comes from experience with actual settlements on similar claims.

     Administration of the ADR component of the settlement continues to date. Although some uncertainty remains as to the cost of claims in the final phase (i.e., arbitration) of the ADR process, it is expected that the final cost of the settlement will not differ materially from the amounts presently provided for by the Company.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 11.  COMMITMENTS AND CONTINGENCIES (CONTINUED)

  Harris Trust

     Since 1983, the Company has been involved in complex litigation known as Harris Trust and Savings Bank, as Trustee of Sperry Master Retirement Trust No. 2 v. John Hancock Mutual Life Insurance Company (S.D.N.Y. Civ. 83-5491). After successive appeals to the Second Circuit and to the U.S. Supreme Court, the case was remanded to the District Court and tried to a Federal District Court judge in 1997.The judge issued an opinion in November 2000.

     In that opinion the Court found against the Company and awarded the Trust approximately $13.8 million in relation to this claim together with unspecified additional pre-judgment interest on this amount from October 1988. The Court also found against the Company on issues of liability valuation and ERISA law. Damages in the amount of approximately $5.7 million, together with unspecified pre-judgment interest from December 1996, were awarded on these issues. As part of the relief, the judge ordered the removal of Hancock as a fiduciary to the plan. On April 11, 2001, the Court entered a judgment against the Company for approximately $84.9 million, which includes damages to the plaintiff, pre-judgment interest, attorney's fees and other costs.

     The Company believes that the underlying case was incorrectly decided and there are promising grounds for challenging the District Court's decision. Therefore, the Company has filed an appeal and believes that it is probable that the Appeals Court will reverse the lower court's decision. Notwithstanding what the Company believes to be the merits of the Company's position in this case, if unsuccessful, its ultimate liability, including fees, costs and interest could have a material adverse impact on net income. However, the Company does not believe that any such liability would be material in relation to its financial position or liquidity.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 12.  SHAREHOLDER'S EQUITY

  (a) Common Stock

  As result of the Reorganization, as described in Note 1, the Company was converted to a stock life insurance company. The Company has one class of capital stock, common stock ($10,000 par value, 1,000 shares authorized and outstanding). All of the outstanding common stock of the Company is owned by JHFS, the parent.

 (b) Other Comprehensive Income

  The components of accumulated other comprehensive income are as follows:

                                                                NET
                                                            ACCUMULATED     FOREIGN                  ACCUMULATED
                                                NET         GAIN (LOSS)    CURRENCY     MINIMUM         OTHER
                                             UNREALIZED     ON CASH FLOW  TRANSLATION    PENSION    COMPREHENSIV
                                           GAINS (LOSSES)      HEDGES      ADJUSTMENT   LIABILITY       INCOME
                                          --------------  -------------  -----------  ----------   ------------
                                                                        (IN MILLIONS)
Balance at December 31, 1998 ..........       $ 320.5            --         $(0.7)      $(38.3)        $ 281.5
Gross unrealized gains (losses)
  (net of deferred income tax
  benefit of $234.7 million) ..........        (453.8)           --            --           --          (453.8)
Reclassification  (losses),
 realized in net income
 (net of tax expense of
 $4.5 million) .......................            8.2            --            --           --             8.2
Adjustment for participating
 group annuity contracts
 (net of deferred income tax
 expense of $40.1 million) ............          74.6            --            --           --            74.6
Adjustment for deferred policy
 acquisition costs and  present
 value of future  profits (net
 of deferred income tax
 expense of $60.7  million) ...........         119.6            --            --           --           119.6
                                              -------          -----        -----       ------         -------
Net unrealized gains (losses) .........        (251.4)           --            --           --          (251.4)
Foreign currency translation
 adjustment ...........................            --            --          (1.8)          --            (1.8)
Minimum pension liability (net of
 deferred income tax
 benefit of $12.3 million) ............            --            --            --        (22.9)          (22.9)
                                              -------          -----        -----       ------         -------
Balance at December  31, 1999 .........       $  69.1            --         $(2.5)      $(61.2)        $   5.4
                                              =======          =====        =====       ======         =======

                      JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 12.  SHAREHOLDER'S EQUITY (CONTINUED)

                                                             NET
                                                         ACCUMULATED     FOREIGN                  ACCUMULATED
                                             NET         GAIN (LOSS)    CURRENCY     MINIMUM         OTHER
                                          UNREALIZED     ON CASH FLOW  TRANSLATION    PENSION    COMPREHENSIVE
                                        GAINS (LOSSES)      HEDGES      ADJUSTMENT   LIABILITY       INCOME
                                        --------------  -------------  -----------  ----------   -------------
                                                                    (IN MILLIONS)
Balance at December  31, 1999 .........     $ 69.1            --         $(2.5)      $(61.2)        $  5.4
Gross unrealized gains (losses)
 (net of deferred income tax
 benefit of $8.1 million) .............      (12.7)           --            --           --          (12.7)
Reclassification adjustments for
 gains (losses), realized in net
 income (net of tax expense of
 $59.8 million) .......................      111.2            --            --           --          111.2
Adjustment for participating
 group annuity contracts
 (net of deferred income tax
 expense of $3.6 million) .............       (6.8)           --            --           --           (6.8)
Adjustment for policyholder dividend
 obligation (net of income tax
 benefit of $4.7 million ..............       (8.8)           --            --           --           (8.8)
Adjustment for deferred policy
 acquisition costs and present
 value of future profits (net
 of deferred income tax
 expense of $15.4 million) ............      (28.3)           --            --           --          (28.3)
                                            ------         -----         -----       ------         ------
Net unrealized gains (losses) .........       54.6            --            --           --           54.6
Foreign currency translation
 adjustment ...........................         --            --          (1.5)          --           (1.5)
Minimum pension liability (net of
 deferred income tax
 benefit of $4.4 million) .............         --            --            --          8.2            8.2
                                            ------         -----         -----       ------         ------
Balance at December 31, 2000 ..........     $123.7            --         $(4.0)      $(53.0)        $ 66.7
                                            ======         =====         =====       ======         ======

                      JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 12.  SHAREHOLDER'S EQUITY (CONTINUED)

                                                              NET
                                                          ACCUMULATED     FOREIGN                  ACCUMULATED
                                              NET         GAIN (LOSS)    CURRENCY     MINIMUM         OTHER
                                           UNREALIZED     ON CASH FLOW  TRANSLATION    PENSION    COMPREHENSIVE
                                         GAINS (LOSSES)      HEDGES      ADJUSTMENT   LIABILITY       INCOME
                                        --------------  -------------  -----------  ----------   -------------
                                                                       (IN MILLIONS)
Balance at December 31, 2000 ...........     $123.7             --         $(4.0)      $(53.0)        $ 66.7
Gross unrealized gains (losses)
 (net of deferred income tax
 benefit of $49.1 million) .............      (88.3)            --            --           --          (88.3)
Reclassification adjustment for
 gains (losses), realized in net
 income (net of tax expense of
 $80.8 million) ........................      150.1             --            --           --          150.1
Adjustment for participating
 group annuity contracts (net
 of deferred income tax
 benefit of $5.1 million) ..............       (9.5)            --            --           --           (9.5)
Adjustment for deferred policy
 acquisition costs and present
 value of future profits (net of
 deferred income tax benefit
 of $25.8 million) .....................      (47.8)            --            --           --          (47.8)
Adjustment for net shadow
 policyholder dividend
 obligation (net of tax benefit
 of $46.1 million) .....................      (85.6)            --            --           --          (85.6)
                                             ------          -----         -----       ------         ------
Net unrealized gains (losses) ..........      (81.1)            --            --           --          (81.1)
Foreign currency
 translation adjustment ................         --             --           1.0           --            1.0
Minimum pension liability (net
 of deferred income tax
 expense of $8.2 million) ..............         --             --            --         15.2           15.2
Net accumulated gains (losses)
 on cash flow hedges (net
 of tax benefit of  $2.1
 million) ..............................         --           (3.8)           --           --           (3.8)
Change in accounting principle
 (net of income tax expense of
 $122.6 million) .......................      204.7           22.9            --           --          227.6
                                             ------          -----         -----       ------         ------
Balance at December 31, 2001 ...........     $247.3          $19.1         $(3.0)      $(37.8)        $225.6
                                             ======          =====         =====       ======         ======

                      JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 12.  SHAREHOLDER'S EQUITY (CONTINUED)

  Net unrealized investment and other gains (losses), included in the consolidated balance sheets as a component of shareholder's equity, are summarized as follows:

                                                                                           YEAR ENDED
                                                                                  2001       2000       1999
                                                                                ---------  --------  ---------
                                                                                        (IN MILLIONS)
BALANCE, END OF YEAR COMPRISES:
 Unrealized investment gains (losses) on:
  Fixed maturities ...........................................................  $ 294.1    $ 103.0    $(190.5)
  Equity investments .........................................................    129.2      258.5      136.6
  Derivatives and other ......................................................    205.0     (155.8)     107.5
                                                                                -------    -------    -------
Total ........................................................................    628.3      205.7       53.6
AMOUNTS OF UNREALIZED INVESTMENT (GAINS) LOSSES ATTRIBUTABLE TO:
  Participating group annuity contracts ......................................    (49.0)     (34.4)     (24.0)
  Deferred policy acquisition cost and present value of future profits .......    (51.0)      22.6       66.3
  Policyholder dividend obligation ...........................................   (145.2)     (13.5)        --
  Deferred federal income taxes ..............................................   (135.8)     (56.7)     (26.8)
                                                                                -------    -------    -------
Total ........................................................................   (381.0)     (82.0)      15.5
                                                                                -------    -------    -------
Net unrealized investment gains ..............................................  $ 247.3    $ 123.7    $  69.1
                                                                                =======    =======    =======

(c) Statutory Results

    The Company adopted the new codified statutory accounting principles (Codification) effective January 1, 2001. Codification changes prescribe statutory accounting practices and results in changes to the accounting practices that the Company and its domestic life insurance subsidiaries use to prepare their statutory-basis financial statements.

    The Company and its domestic insurance subsidiaries prepare their statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the state of domicile. For the Life Company the Commonwealth of Massachusetts only recognizes statutory accounting practices prescribed or permitted by Massachusetts insurance regulations and laws. The National Association of Insurance Commissioners' "Accounting Practices and Procedures" manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by Massachusetts. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

    Prior to 2001, the Commissioner had provided the Company approval to recognize as an admitted asset the pension plan prepaid expense in accordance with the requirements of SFAS No. 87, "Employers' Accounting for Pensions." Beginning in 2001, the Commissioner has provided the Company with approval to phase-in over a three-year period the impact of implementing the material provisions of statutory SSAP No. 8, "Pensions." As a result of this permitted practice, the Company's reported statutory surplus as of December 31, 2001 is increased by $319.5 million over what it would be under NAIC SAP. Statutory net income is not impacted by this permitted practice.

    In addition, during 2000 and 1999, the Company received permission from the Commonwealth of Massachusetts Division of Insurance to record its Asset Valuation Reserve in excess of the prescribed maximum reserve level by $36.7 million and $48.0 million at December 31, 2000 and 1999, respectively. There are no other material permitted practices.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 12.  SHAREHOLDER'S EQUITY (CONTINUED)

     Statutory net income and surplus include the accounts of the Company and its variable life insurance subsidiary, John Hancock Variable Life Insurance Company, including its wholly-owned subsidiary, Investors Partner Life Insurance Company. Investors Guaranty Life Insurance Company, a former subsidiary of the Company, was sold in 2001, and its statutory net income for the period January 1, 2001 to May 22, 2001 and for the years 2000 and 1999, and its statutory surplus at December 31, 2000 and 1999, are included in the table below.

                                    AS OF OR FOR THE YEARS ENDED DECEMBER 31
                                        2001           2000           1999
                                        ----           ----           ----
                                                  (IN MILLIONS)
Statutory surplus.................    $3,513.6       $3,700.5       $3,456.7
Statutory net income..............       631.4          617.6          573.2



     Massachusetts has enacted laws governing the payment of dividends by insurers. Under Massachusetts insurance law, no insurer may pay any shareholder dividends from any source other than statutory unassigned funds without the prior approval of the Massachusetts Division of Insurance. Massachusetts law also limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Massachusetts Division of Insurance, to the greater of (i) 10% of its statutory policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year, if such insurer is a life company.

NOTE 13.  SEGMENT INFORMATION

     The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets or distribution channels.

 Protection Segment

     Offers a variety of individual life insurance and individual and group long-term care insurance products, including participating whole life, term life, universal life, variable life, and retail and group long-term care insurance. Products are distributed through multiple distribution channels, including insurance agents and brokers and alternative distribution channels that include banks, financial planners, direct marketing and the Internet.

 Asset Gathering Segment

     Offers individual annuities and mutual fund products and services. Individual annuities consist of fixed deferred annuities, fixed immediate annuities, single premium immediate annuities, and variable annuities. Mutual fund products and services primarily consist of open-end mutual funds and closed end funds. This segment distributes its products through distribution channels including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, and banks.

 Guaranteed and Structured Financial Products (G&SFP) Segment

     Offers a variety of retirement products to qualified defined benefit plans, defined contribution plans and non-qualified buyers. The Company's products include guaranteed investment contracts, funding agreements, single premium annuities, and general account participating annuities and fund type products. These contracts provide non-guaranteed, partially guaranteed, and fully guaranteed investment options through general and separate account products. The segment distributes its products through a combination of dedicated regional representatives, pension consultants and investment professionals.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 13.  SEGMENT INFORMATION (CONTINUED)

 Investment Management Segment

     Offers a wide range of investment management products and services to investors covering a variety of private and publicly traded asset classes including fixed income, equity, mortgage loans, and real estate. This segment distributes its products through a combination of dedicated sales and marketing professionals, independent marketing specialists, and investment professionals.

 Corporate and Other Segment

     Primarily consists of the Company's international group insurance program, certain corporate operations, and businesses that are either disposed or in run-off. The international group insurance program consists of an international network of 46 insurers that coordinate and/or reinsure group life, health, disability and pension coverage for foreign and globally mobile employees of multinational companies in 50 countries and territories. Corporate operations primarily include certain financing activities, income on capital not specifically allocated to the reporting segments and certain non-recurring expenses not allocated to the segments. The disposed businesses primarily consist of group health insurance and related group life insurance, property and casualty insurance and selected broker/dealer operations.

     The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

     Management of the Company evaluates performance based on segment after-tax operating income, which excludes the effect of net realized investment and other gains (losses) and unusual or non-recurring events and transactions. Segment after-tax operating income is determined by adjusting GAAP net income for net realized investment and other gains (losses), including gains and losses on disposals of businesses and certain other items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of after-tax operating income enhances its understanding of the Company's results of operations by highlighting net income attributable to the normal, recurring operations of the business.

     Amounts reported as segment adjustments in the tables below primarily relate to: (i) certain net realized investment and other gains (losses), net of related amortization adjustment for deferred policy acquisition costs, amounts credited to participating pension contractholder accounts and policyholder dividend obligation (the adjustment for net realized investment and other gains (losses) excludes gains and losses from mortgage securitizations and investments backing short-term funding agreements because management views the related gains and losses as an integral part of the core business of those operations); (ii) benefits to policyholders and expenses incurred relating to the settlement of a class action lawsuit against the Company involving certain individual life insurance policies sold from 1979 through 1996; (iii) restructuring costs related to our distribution systems, retail operations and mutual fund operations; (iv) the surplus tax on mutual life insurance companies which as a stock company is no longer applicable to the Company; (v) a fourth quarter 1999 charge for uncollectible reinsurance related to certain assumed reinsurance business; (vi) a fourth quarter 1999 charge for a group pension dividend resulting from demutualization related asset transfers and the formation of a corporate account; (vii) a charge for certain one time costs associated with the demutualization process; and (viii) cumulative effect of accounting changes.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 13.  SEGMENT INFORMATION (CONTINUED)

  The following table summarizes selected financial information by segment for the year ended or as of December 31 and reconciles segment revenues and segment after-tax operating income to amounts reported in the consolidated statements of income (in millions)

  :

                                      ASSET                 INVESTMENT  CORPORATE
2001                    PROTECTION  GATHERING     G&SFP     MANAGEMENT  AND OTHER   CONSOLIDATED
----                    ----------  ----------  ----------  ----------  ---------  --------------
REVENUES:
Segment revenues......  $ 3,054.7   $ 1,155.0   $ 2,369.5   $  143.2    $  650.6     $ 7,373.0
Net realized
 investment and other
 gains (losses).......      (98.1)      (54.8)     (121.1)      (0.2)       25.2        (249.0)
                        ---------   ---------   ---------   --------    --------     ---------
Revenues..............  $ 2,956.6   $ 1,100.2   $ 2,248.4   $  143.0    $  675.8     $ 7,124.0
                        =========   =========   =========   ========    ========     =========
Net investment income   $ 1,258.5   $   498.5   $ 1,834.5   $   28.7    $   26.0     $ 3,646.2
NET INCOME:
Segment after-tax
 operating
 income...............      284.3       148.3       238.0       29.8        55.4         755.8
Realized investment
 gains
 (losses), net........      (62.2)      (34.7)      (77.0)      (0.2)       16.6        (157.5)
Class action lawsuit.          --          --          --         --       (19.5)        (19.5)
Restructuring charges        (4.4)      (17.6)       (1.2)      (0.9)       (1.3)        (25.4)
Surplus tax...........        9.6         0.2         2.6        0.1         0.8          13.3
Cumulative effect of
accounting
changes, net of tax          11.7        (0.5)       (1.2)      (0.2)       (2.6)          7.2
                        ---------   ---------   ---------   --------    --------     ---------
Net income............  $   239.0   $    95.7   $   161.2   $   28.6    $   49.4     $   573.9
                        =========   =========   =========   ========    ========     =========
SUPPLEMENTAL
 INFORMATION:
Inter-segment revenues         --          --          --   $   28.0    $  (28.0)           --
Equity in net income
 of investees
 accounted for by the
 equity
 method...............  $    12.9   $     7.0   $    24.8        6.9         4.8     $    56.4
Amortization of
 deferred policy
 acquisition costs....      171.3        75.0         2.4         --         0.3         249.0
Interest expense......        0.9         1.9          --       12.4        43.8          59.0
Income tax expense....      108.8        35.0        71.0       16.2       (30.3)        200.7
Segment assets........   28,912.5    14,740.5    32,253.9    2,049.8     3,168.0      81,124.7

                       JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 13.  SEGMENT INFORMATION (CONTINUED)

                                         ASSET              INVESTMENT  CORPORATE
2001                       PROTECTION  GATHERING   G&SFP    MANAGEMENT  AND OTHER   CONSOLIDATED
----                       ----------  ---------  --------  ----------  ---------  --------------
NET REALIZED
 INVESTMENT AND OTHER
 GAINS (LOSSES) DATA:
Net realized
 investment and other
 gains (losses)............  (122.9)     (76.4)     (78.8)      3.0       25.2         (249.9)
Less amortization of
 deferred policy
 acquisition costs
 related to net
 realized investment
 and other gains
 (losses)..................     7.8       21.6         --        --         --           29.4
Less amounts credited
 to participating
 pension contractholder
 accounts..................      --         --      (42.3)       --         --          (42.3)
Add amounts credited
 to the policyholder
 dividend obligation.......    17.0         --         --        --         --           17.0
                            -------     ------    -------     -----      -----        -------
Net realized
 investment and other
 gains (losses), net
 of related
 amortization of
 deferred policy
 acquisition costs,
 amounts credited to
 participating pension
 contractholders and
 amounts credited to the
 policyholder dividend
 obligation-per the
 consolidated financial
 statements................   (98.1)     (54.8)    (121.1)      3.0       25.2         (245.8)
Less net realized
 investment and
 other gains (losses)
 attributable to
 mortgage
 securitizations...........      --         --         --      (3.2)        --           (3.2)
                            -------     ------    -------     -----      -----        -------
Net realized
 investment and other
 gains (losses), net-pre
 -tax adjustment made to
 calculate segment
 operating income..........   (98.1)     (54.8)    (121.1)     (0.2)      25.2         (249.0)
Less income tax effect.....    35.9       20.1       44.1        --       (8.6)          91.5
                            -------     ------    -------     -----      -----        -------
Net realized
 investment and other
 gains (losses),
 net-after-tax
 adjustment made to
 calculate segment
 operating income.......... $ (62.2)    $(34.7)   $ (77.0)    $(0.2)     $16.6        $(157.5)
                            =======     ======    =======     =====      =====        =======

                       JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 13.  SEGMENT INFORMATION (CONTINUED)

                                          ASSET                 INVESTMENT  CORPORATE
2000                        PROTECTION  GATHERING     G&SFP     MANAGEMENT  AND OTHER   CONSOLIDATED
----                        ----------  ----------  ----------  ----------  ---------  --------------
REVENUES:
Segment revenues........... $ 2,887.0   $ 1,195.9   $ 2,427.2    $  212.0   $  577.0     $ 7,299.1
Net realized
investment and other
gains (losses).............     (24.4)       15.4       (64.7)        7.1      141.7          75.1
                            ---------   ---------   ---------    --------   --------     ---------
Revenues................... $ 2,862.6   $ 1,211.3   $ 2,362.5    $  219.1   $  718.7     $ 7,374.2
                            =========   =========   =========    ========   ========     =========
Net investment income...... $ 1,196.3   $   445.8   $ 1,741.9    $   22.7   $  157.2     $ 3,563.9
NET INCOME:
Segment after-tax
 operating income..........     238.8       128.8       211.6        46.8       82.4         708.4
Realized investment
 gains (losses), net.......     (18.2)       18.6       (40.5)        4.4       87.3          51.6
Restructuring charges            (6.7)       (1.4)       (2.6)         --       (1.3)        (12.0)
Surplus tax................      20.8         0.6         6.5          --       18.1          46.0
Demutualization
 expenses..................       1.6         0.4         0.4          --        0.1           2.5
Other demutualization
 related costs.............      (6.8)       (1.3)       (1.7)         --       (0.2)        (10.0)
Group pension dividend
 transfer..................        --          --         5.7          --         --           5.7
                            ---------   ---------   ---------    --------   --------     ---------
Net income................. $   229.5   $   145.7   $   179.4    $   51.2   $  186.4     $   792.2
                            =========   =========   =========    ========   ========     =========
SUPPLEMENTAL
 INFORMATION:
Inter-segment revenues.....        --          --          --    $   39.1   $  (39.1)           --
Equity in net income
 of investees accounted
 for by the equity
 method.................... $     7.5   $     3.5   $    11.2        16.8      104.8     $   143.8
Amortization of
 deferred policy
 acquisition costs.........     106.0        78.8         2.6          --       (0.3)        187.1
Interest expense...........       2.9         3.5         1.0        12.1       43.1          62.6
Income tax expense.........      82.0        57.9        78.3        35.2       55.5         308.9
Segment assets.............  27,091.5    14,067.2    31,161.1     3,124.5    2,967.7      78,412.0

                      JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 13.  SEGMENT INFORMATION (CONTINUED)

                                                        ASSET             INVESTMENT  CORPORATE
2000                                      PROTECTION  GATHERING  G&SFP    MANAGEMENT  AND OTHER   CONSOLIDATED
----                                      ----------  ---------  -------  ----------  ---------  -------------
NET REALIZED INVESTMENT AND
 OTHER GAINS (LOSSES) DATA:
Net realized investment and other
 gains (losses) .........................   (23.2)      18.9      (57.8)     10.3       141.7         89.9
Less amortization of deferred policy
 acquisition costs related to net
 realized investment and other
 gains (losses) .........................    12.9       (3.5)        --        --          --          9.4
Less amounts credited to
 participating pension
 contractholder accounts ................      --         --       (6.9)       --          --         (6.9)
Less amounts credited to
 policyholder dividend
 obligation .............................   (14.1)        --         --        --          --        (14.1)
                                           ------      -----     ------     -----      ------       ------
Net realized investment and other
 gains (losses), net of related
 amortization of deferred policy
 acquisition costs, amounts
 credited to participating pension
 contractholders and amounts
 credited to the policyholder
 dividend obligation- per
 consolidated financial
 statements .............................   (24.4)      15.4      (64.7)     10.3       141.7         78.3
Less net realized investment and
 other gains (losses) attributable
 to mortgage securitizations ............      --         --         --      (3.2)         --         (3.2)
                                           ------      -----     ------     -----      ------       ------
Net realized investment and other
 gains (losses), net-pre-tax
 adjustment made to calculate
 segment operating income ...............   (24.4)      15.4      (64.7)      7.1       141.7         75.1
Less income tax effect ..................     6.2        3.2       24.2      (2.7)      (54.4)       (23.5)
                                           ------      -----     ------     -----      ------       ------
Net realized investment and other
 gains (losses), net-after-tax
 adjustment made to calculate
 segment operating income ...............  $(18.2)     $18.6     $(40.5)    $ 4.4      $ 87.3       $ 51.6
                                           ======      =====     ======     =====      ======       ======

                      JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 13.  SEGMENT INFORMATION (CONTINUED)

                                              ASSET                 INVESTMENT  CORPORATE
1999                            PROTECTION  GATHERING     G&SFP     MANAGEMENT  AND OTHER   CONSOLIDATED
----                            ----------  ----------  ----------  ----------  ---------  -------------
REVENUES:
Segment revenues ...........    $ 2,756.9   $ 1,057.3   $ 2,028.2   $  189.9    $  532.4     $ 6,564.7
Net realized
 investment and other
 gains (losses) ............        173.6       (11.0)       93.3        3.1       (61.7)        197.3
                                ---------   ---------   ---------   --------    --------     ---------
Revenues ...................    $ 2,930.5   $ 1,046.3   $ 2,121.5   $  193.0    $  470.7     $ 6,762.0
                                =========   =========   =========   ========    ========     =========
Net investment income ......    $ 1,101.9   $   388.6   $ 1,681.3   $   45.9    $  121.2     $ 3,338.9
NET INCOME:
Segment after-tax operating
 income ....................        188.7       115.1       201.7       37.3        45.6         588.4
Realized investment gains
 (losses), net .............        108.6        (6.9)       58.4        2.0       (45.6)        116.5
Class action lawsuit .......           --          --          --         --       (91.1)        (91.1)
Restructuring charges ......         (8.6)       (7.3)       (0.6)        --        (0.5)        (17.0)
Surplus tax ................        (12.5)       (1.0)       (6.5)        --        (2.3)        (22.3)
Workers compensation
 reinsurance reserves ......           --          --          --         --      (133.7)       (133.7)
Group pension dividend
 transfer ..................           --          --      (205.8)        --          --        (205.8)
Demutualization expenses ...        (61.3)      (13.0)      (16.1)        --        (2.2)        (92.6)
Other demutualization
 related costs .............         (4.6)       (0.9)       (1.1)        --        (0.2)         (6.8)
Cumulative effect of
 accounting change .........           --        (9.6)         --       (0.1)         --          (9.7)
                                ---------   ---------   ---------   --------    --------     ---------
Net income .................    $   210.3   $    76.4   $    30.0   $   39.2    $ (230.0)    $   125.9
                                =========   =========   =========   ========    ========     =========
SUPPLEMENTAL INFORMATION:
Inter-segment revenues .....           --          --          --   $   43.6    $  (43.6)           --
Equity in net income of
 investees accounted
for by the equity method ...    $    46.2   $    (0.3)  $    14.3        3.5         1.4     $    65.1
Amortization of deferred
 policy acquisition costs ..         69.2        53.5         3.1         --        (0.8)        125.0
Interest expense ...........          0.7         6.2          --        5.3        57.9          70.1
Income tax expense
 (credit) ..................        138.9        52.6        (7.5)      26.5      (129.0)         81.5
Segment assets .............     25,372.1    14,297.2    30,370.5    3,531.4     2,488.7      76,059.9

                      JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 13.  SEGMENT INFORMATION (CONTINUED)


NET REALIZED INVESTMENT AND
 OTHER GAINS (LOSSES) DATA:
Net realized investment and other
 gains (losses) ..........................    228.4    (16.1)    97.4      6.6    (61.7)   254.6
Less amortization of deferred
 policy acquisition costs related
 to net realized investment and
 other gains (losses) ....................    (54.8)     5.1       --       --       --    (49.7)
Less amounts credited  to
 participating pension
 contractholder accounts .................       --       --    (35.3)      --       --    (35.3)
                                           -------- -------- -------- -------- -------- --------
Net realized investment and other
 gains (losses), net of related
 amortization of deferred policy
 acquisition costs and
 amounts credited to participating
 pension contractholders - per
 consolidated financial statements .......    173.6    (11.0)    62.1      6.6    (61.7)   169.6
Less net realized investment and
 other gains (losses) attributable
 to mortgage securitizations
 and investments backing
 short-term funding agreements ...........       --       --     31.2     (3.5)      --     27.7
Less gain on sale of business ............       --       --       --       --    (33.0)   (33.0)
                                           -------- -------- -------- -------- -------- --------
Net realized investment and
 other gains (losses), net-pre-tax
 adjustment made to calculate
 segment operating income ................    173.6    (11.0)    93.3      3.1    (94.7)   164.3
Less income tax effect ...................    (65.0)     4.1    (34.9)    (1.1)    49.1    (47.8)
                                           -------- -------- -------- -------- -------- --------
Net realized investment and other
 gains (losses), net-after-tax
 adjustment made to calculate
 segment operating income ................ $  108.6 $   (6.9)$   58.4 $    2.0 $  (45.6)$  116.5
                                           ======== ======== ======== ======== ======== ========

                      JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 13.  SEGMENT INFORMATION (CONTINUED)

  The Company operates primarily in the United States and also in Indonesia. In addition, the international group insurance program consists of a network of 46 insurers that coordinate and/or reinsure group life, health, disability and pension coverage for foreign and globally mobile employees of multinational companies in 50 countries and territories. The following table summarizes selected financial information by geographic location for the year ended or at December 31:


                                                              INCOME BEFORE
                                                               INCOME TAXES
                                                              AND CUMULATIVE
                                               LONG-LIVED       EFFECT OF
LOCATION                     REVENUES  ASSETS    ASSETS     ACCOUNTING CHANGES
--------                     --------  ------  ----------  --------------------
                                              (IN MILLIONS)
2001
United States .............  $6,917.4  $533.8  $81,052.9         $  761.4
Foreign - other ...........     206.6     0.6       71.8              6.0
                             --------  ------  ---------         --------
                             $7,124.0  $534.4  $81,124.7         $  767.4
                             ========  ======  =========         ========
2000
United States .............  $7,201.4  $419.6  $78,346.9         $1,093.4
Foreign - other ...........     172.8     0.3       65.1              7.7
                             --------  ------  ---------         --------
                             $7,374.2  $419.9  $78,412.0         $1,101.1
                             ========  ======  =========         ========
1999
United States .............  $6,573.0  $440.0  $75,993.0         $  211.2
Foreign - other ...........     189.0     0.4       66.9              5.9
                             --------  ------  ---------         --------
                             $6,762.0  $440.4  $76,059.9         $  217.1
                             ========  ======  =========         ========

  The Company has no reportable major customers and revenues are attributed to countries based on the location of customers.

NOTE 14.  FAIR VALUE OF FINANCIAL INSTRUMENTS

  The following discussion outlines the methodologies and assumptions used to determine the fair value of the Company's financial instruments. The aggregate fair value amounts presented herein do not represent the underlying value of the Company and, accordingly, care should be exercised in drawing conclusions about the Company's business or financial condition based on the fair value information presented herein.

  The following methods and assumptions were used by the Company to determine the fair values of financial instruments:

  Fair values for publicly traded fixed maturities (including redeemable preferred stocks) are obtained from an independent pricing service. Fair values for private placement securities and fixed maturities not provided by the independent pricing service are estimated by the Company by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 14.  FAIR VALUE OF FINANCIAL INSTRUMENTS

  The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations. Fair values for impaired mortgage loans are measured based either on the present value of expected future cash flows discounted at the loan's effective interest rate or the fair value of the underlying collateral for loans that are collateral dependent.

  The carrying amount in the balance sheet for policy loans, short-term investments and cash and cash equivalents approximates their respective fair values.

  The fair value of the Company's long-term debt is estimated using discounted cash flows based on the Company's incremental borrowing rates for similar types of borrowing arrangements. Carrying amounts for commercial paper and short-term borrowings approximate fair value.

  Fair values for the Company's guaranteed investment contracts and funding agreements are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. The fair value for fixed-rate deferred annuities is the cash surrender value, which represents the account value less applicable surrender charges. Fair values for immediate annuities without life contingencies and supplementary contracts without life contingencies are estimated based on discounted cash flow calculations using current market rates.

  The Company's derivatives include futures contracts, interest rate swap, cap and floor agreements, swaptions, currency rate swap agreements and equity collar agreements. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the financial futures contracts and brokerage quotes that utilize pricing models or formulas using current assumptions for all swaps and other agreements.

  The fair value for commitments approximates the amount of the initial commitment.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 14.  FAIR VALUE OF FINANCIAL INSTRUMENTS

  The following table presents the carrying amounts and fair values of the Company's financial instruments:


                                                      DECEMBER 31
                                     --------------------------------------------
                                             2001                   2000
                                     --------------------   ---------------------
                                     CARRYING     FAIR      CARRYING       FAIR
                                       VALUE      VALUE       VALUE        VALUE
                                     ---------  ----------  ----------  ----------
                                                     (IN MILLIONS)
ASSETS
Fixed maturities:
 Held-to-maturity .................  $ 1,923.5  $ 1,908.2   $14,145.1    $13,965.8
 Available-for-sale ...............   36,072.1   36,072.1    15,925.4     15,925.4
Equity securities:
 Available-for-sale ...............      562.3      562.3       846.1        846.1
 Trading securities ...............        1.4        1.4         1.6          1.6
Mortgage loans on real estate .....    9,667.0   10,215.0     9,659.4     10,075.2
Policy loans ......................    1,927.0    1,927.0       447.9        447.9
Short-term investments ............       78.6       78.6       174.9        174.9
Cash and cash equivalents .........    1,025.3    1,025.3     2,966.3      2,966.3
Derivatives:
Futures contracts, net ............         --         --       (14.8)       (14.8)
Interest rate swap agreements .....       24.9       24.9      (178.2)      (296.8)
Interest rate swap CMT ............        7.5        7.5          --           --
Interest rate cap agreements ......        3.6        3.6         0.1          0.1
Interest rate floor agreements ....       56.5       56.5          --           --
Interest rate swaption
 agreements .......................         --         --        (1.3)        (1.3)
Currency rate swap agreements .....      401.6      401.6        11.4         11.4
Equity collar agreements ..........       16.7       16.7        11.7         11.7
LIABILITIES:
Debt ..............................      743.3      758.8       779.3        771.5
Guaranteed investment contracts and
 funding agreements ...............   16,142.7   15,947.0    14,333.9     13,953.8
Fixed rate deferred and
 immediate annuities ..............    6,212.2    6,123.3     5,195.2      5,101.3
Supplementary contracts
 without life contingencies .......       54.4       58.4        60.0         63.1
Derivatives:
Futures contracts, net ............        0.9        0.9         1.4          1.4
Interest rate swap agreements .....      420.3      420.3          --        114.3
Interest rate swap CMT ............         --         --          --         (5.2)
Interest rate cap agreements ......         --         --         2.1          2.1
Interest rate floor agreements ....         --         --        59.0         59.0
Interest rate swaption
 agreements .......................        1.3        1.3          --           --
Currency rate swap agreements .....      318.2      318.2          --       (473.0)
Equity collar agreements ..........       18.9       18.9          --           --
Commitments .......................         --   (1,241.3)         --     (1,694.2)

                      JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 15.  STOCK COMPENSATION PLANS

  On January 5, 2000, the Company, as sole shareholder of John Hancock Financial Services, Inc., approved and adopted the 1999 Long-Term Stock Incentive Plan (the Incentive Plan), which originally had been approved by the Board of Directors (the Board) of the Company on August 31, 1999. Under the Incentive Plan, which became effective on February 1, 2000, the effective date of the Plan of Reorganization of the Company, options of JHFS common stock granted may be either non-qualified options or incentive stock options qualifying under Section 422 of the Internal Revenue Code. The Incentive Plan objectives include attracting and retaining the best personnel, providing for additional performance incentives, and promoting the success of the Company by providing employees the opportunity to acquire JHFS' common stock. In 2001, JHFS' Board adopted and the shareholders approved the amended and restated 1999 Long-Term Stock Incentive Plan (as amended, the Long-Term Stock Incentive Plan) and the Non-Employee Directors Long-Term Stock Incentive Plan (the Directors' Plan, collectively, the Incentive Plans).

  The maximum number of shares of JHFS common stock available under the Long-Term Stock Incentive Plan is 40,741,403. Of these, no more than 8,148,281 shares shall be available for stock awards, and the maximum number of shares that may be granted as incentive stock options is 32,593,122 shares. The aggregate number of shares that may be covered by awards for any one participant over the period that the Long-Term Stock Incentive Plan is in effect shall not exceed 8,148,281 shares. Subject to these overall limits, there is no annual limit on the number of stock options or stock awards that may be granted in any one year.

  The maximum number of shares available in the Non-Employee Directors' Long-Term Stock Incentive Plan is 1,000,000 shares of common stock. Pursuant to the Non-Employee Directors' Long-Term Stock Incentive Plan, each director receives 50% of the annual retainer paid to eligible directors in the form of stock awards. If a director elects to have the remaining 50% of their retainer invested in shares of the JHFS' common stock through purchases on the open market, JHFS grants a partial matching stock award, which is forfeitable within three years prior to a change of control if his/her service as a director terminates (other than for death, disability or retirement). In addition, on shareholder approval of the Non-Employee Directors' Long-Term Stock Incentive Plan, each director received a non-qualified stock option award of 15,000 shares and annually thereafter will receive non-qualified stock option awards for 5,000 shares (except that each new director shall receive an option exercisable for 15,000 shares and will not be eligible for an annual grant in the same year.)

  The Incentive Plans have options exercisable at the dates listed in the table below. JHFS granted 11.0 million options to the Company's employees during the year ended December 31, 2001. Options outstanding under the Long-Term Stock Incentive Plan were granted at a price equal to the fair market value of the stock on the date of grant, vest over a two-year period, and expire five years after the grant date. Options outstanding under the Non-Employee Director's Long Term Stock Incentive Plan were granted at a price equal to the fair market value of the stock on the date of grant, vest immediately, and expire five years after grant date.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 15.  STOCK COMPENSATION PLANS

  The status of JHFS stock options held by the Company's employees under the Long-Term Stock Incentive Plan and by Directors of the Company under the Non-Employee Directors' Long-Term Stock Incentive Plan are summarized below as of December 31:


                                                      WEIGHTED-
                                                       AVERAGE        SHARES SUBJECT       WEIGHTED-
                                       NUMBER OF    EXERCISE PRICE   TO EXERCISABLE     AVERAGE EXERCISE
                                       OPTIONS        PER OPTION         OPTIONS        PRICE PER OPTION
                                    --------------  --------------  -----------------  ------------------
                                    (IN THOUSANDS)                   (IN THOUSANDS)
Outstanding at February 1, 2000              --             --
 Granted                                4,165.0         $14.06
 Exercised                                  0.2          13.94
 Canceled                                 275.8          13.94
                                       --------         ------
Outstanding at December 31, 2000        3,889.0         $14.07
                                       ========         ======
 Granted                               10,992.1          35.96
 Exercised                                746.3          14.05
 Canceled                                 984.8          29.61
                                       --------         ------           -------             ------
Outstanding at December 31, 2001       13,150.0         $31.21           2,270.5             $26.03
                                       ========         ======           =======             ======

  The Company accounts for stock-based compensation using the intrinsic value method prescribed by APB Opinion No. 25, under which no compensation cost for stock options is recognized for stock option awards granted at or above fair market value, with the exception of the Signator Stock Option Program. Had compensation expense for the remaining Company's stock-based compensation plans been determined based upon fair values at the grant dates for awards under the plan in accordance with SFAS No. 123, the Company's net earnings would have been reduced to the pro forma amounts indicated below. Additional stock option awards are anticipated in future years. The effects of applying SFAS No. 123 on proforma disclosures of net income indicated below are not likely to be representative of the pro-forma effects on net income in future years for the following reasons: 1) the number of future shares to be issued under these plans is not known, 2) the effect of an additional year of vesting options granted in prior years is not considered in the assumptions and 3) the assumptions used to determine the fair value can vary significantly.

  The Black-Scholes option valuation model was developed for use in estimating fair value of traded options, which have no vesting restrictions and are fully transferable. In addition, option valuation models require input of highly subjective assumptions including the expected stock price volatility. Because the JHFS stock options granted to the employees of the Company have characteristics significantly different from those of traded options, and because changes in the subjective input assumptions can materially affect the fair value estimate, in management's opinion, the existing models do not necessarily provide a reliable single measure of the fair value of the employee stock options.

  The estimated weighted-average fair value per share using the Black-Scholes option valuation model is $9.24 and $3.66, respectively, for the years ending December 31, 2001 and 2000, using the following assumptions:

                              2001                   2000
                      --------------------  --------------------
Expected term               3-5 years              2 -5 years
Risk free rate (1)          4.6%-6.0%              4.8%-5.6%
Dividend yield                 1.0%                   1.8%
Expected volatility           32.0 %                 24.0 %

(1) Dependent on grant date.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 15.  STOCK COMPENSATION PLANS

  For the purposes of pro forma disclosures, the estimated fair value of the options is amortized to expense over the options' vesting period. The Company's pro forma information follows:


                                                YEAR ENDED           FOR THE PERIOD
                           YEAR ENDED        DECEMBER 31, 2000     FEBRUARY 1 THROUGH
                        DECEMBER 31, 2001  PRO FORMA (UNAUDITED)   DECEMBER 31, 2000
                        -----------------  ---------------------  --------------------
                                               (IN MILLIONS)
Net income:
 As reported                 $573.9               $792.2                 $750.3
 Pro forma (unaudited)        540.6                790.0                  748.8




  The following table summarizes information about JHFS' stock options held by the Company's employees, outstanding at December 31, 2001:


                 NUMBER OF     WEIGHTED-AVERAGE                      NUMBER OF
  RANGE OF        OPTIONS         REMAINING      WEIGHTED-AVERAGE   EXERCISABLE       WEIGHTED-AVERAGE
   EXERCISE     OUTSTANDING    CONTRACTUAL LIFE   EXERCISE PRICE     OPTIONS AT      EXERCISE PRICE PER
    PRICE       AT 12/31/01        (YEARS)          PER OPTION        12/31/01       EXERCISABLE OPTION
-------------  --------------  ----------------  ----------------  --------------  ----------------------
               (IN THOUSANDS)                                      (IN THOUSANDS)
$12.29-$16.39      2,849.3           3.2              $13.94          1,013.9              $13.94
$20.49-$24.58         35.2           3.6               23.59             16.6               23.59
$32.78-$36.88      9,240.0           4.1               35.55          1,045.0               35.53
$36.88-$40.98      1,025.5           4.4               39.31            195.0               38.18
                  --------           ---              ------          -------              ------
                  13,150.0           3.9              $30.92          2,270.5              $26.03
                  ========           ===              ======          =======              ======

  In February 2001, JHFS implemented the Signator Stock Options Grant Program, under the Long-Term Stock Incentive Plan. The program granted 339,307 stock options to non-employee general agents (agents) at the market price of $35.53 per share. The stock options vest over a two-year period, subject to continued participation in the JHFS sales program and attainment of established, individual sales goals. After one year of vesting, an agent is allowed to exercise 50% of the stock options granted. The Company amortizes compensation expense for the grant over a 24-month period commencing on grant date at a fair value of $9.24 per option determined by the Black-Scholes option valuation model. Total expense recognized for the year ended December 31, 2001, is $1.3 million. The total grant date fair value of the stock options granted under the program from January 1, 2001 through December 31, 2001, is $3.1 million. During 2001, 4,737 stock options were forfeited with a total grant date price of $0.01 million. The outstanding option balance in the Signator Grant Program is 334,570 at December 31, 2001.

  On March 13, 2000, JHFS granted 281,084 shares of non-vested stock to key Company personnel at a weighted- average grant price of $14.34 per share. These grants of non-vested stock are forfeitable and vest at three or five years of service within the Company. The Company recognizes compensation expense immediately, as the grants are based on historical compensation. The total grant-date price of the non-vested stock granted from January 1, 2000 through December 31, 2000 is $4.0 million. During 2001 and 2000, 12,142 and 50,837 shares of this non-vested stock were forfeited with a total grant date price of $0.2 million and $0.7 million, respectively. The outstanding share balance in the 2000 plan is 218,105 as of December 31, 2001.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 15.  STOCK COMPENSATION PLANS

  On February 12, March 12 and March 15, 2001, JHFS granted an aggregate 265,391 total shares of non-vested stock to key Company personnel. The program was funded with cash and the shares were purchased on the open market at the weighted-average grant price of $37.22 per share. These grants of non-vested stock are forfeitable and vest at three years of service within the Company. The Company recognizes compensation expense immediately, as the grants are based on historical compensation. The total grant-date price of the non-vested stock granted from January 1, 2001 through December 31, 2001 is $9.9 million. During 2001, 16,414 shares of non-vested stock were forfeited with a total grant-date price of $0.6 million. The outstanding share balance in the 2001 plan is 248,977.

  During 2001, JHFS granted 72,749 shares of non-vested stock to Company executive officers at a weighted-average grant price of $35.72 per share. These grants of non-vested stock are forfeitable and vest at three or five years of
service within the Company.   The Company amortizes compensation expense for the
grant over the vesting period. Total amortization for the period ending December 31, 2001, is $0.3 million. The total grant-date price of the non-vested stock granted from January 1, 2001 through December 31, 2001, is $2.6 million. During 2001, 14,000 shares of non-vested stock were forfeited with a total grant-date exercise price of $0.5 million. The outstanding share balance in the Executive Restricted Stock Compensation Plan is 58,749 at December 31, 2001.

  In 2001, JHFS issued 3,129 shares to Non-Employee Directors as payment of 50% of their quarterly retainer. These shares are not forfeitable and vest immediately. The total grant-date price of this stock issued to the Company's non-employee directors from January 1, 2001 through December 31, 2001 is $0.1 million. In addition, in July 2001, the Company implemented a plan that would allow directors, at their discretion, to invest one half of their quarterly retainer in JHFS' common stock in lieu of receiving cash. JHFS will match any investment at a rate of 50%. The restricted stock given as matching shares, is forfeitable and vests over three years, thus amortizes the balance to director compensation expense over the vesting period. At December 31, 2001, 256 shares were matched under the program at a weighted-average grant price per share of $39.07. Total amortization expense recognized for the period ending December 31, 2001 is $0.01 million. There were no forfeitures through December 31, 2001.

  On January 9, 2002, the Compensation Committee of JHFS' Board of Directors approved stock and stock option grants to the Policy Committee and certain key employees of the Company. The equity grants were made in compliance with the terms of the Long-Term Stock Incentive Plan. A total of 550.0 thousand shares of non-vested stock was granted, with a total grant date price of $22.9 million. A total of 6.2 million options were granted, with a grant date fair value of $12.57 per option as determined by the Black-Scholes option valuation model.

  On February 5, 2002, the Compensation Committee of JHFS' Board of Directors approved stock grants to executive officers and approved stock and stock option
grants to certain key employees and agents of the Company.   A total of 87.4
thousand shares of non-vested stock was issued by the Company to executive officers for cash totaling $3.3 million or $38.22 per share. A total of 154.6 thousand shares of non-vested stock was granted to certain key personnel, with a total grant price of $5.9 million. This program was funded with cash and the shares were purchased on the open market at the weighted-average grant price of $38.22 per share. A total of 602.0 thousand options were granted, with a grant date price of $11.34 per option as determined by the Black-Scholes option valuation model.

  Stock Ownership Loan Program

  In January 2000, JHFS adopted a loan program whereby JHFS may extend credit to key Company executives to purchase JHFS stock in order for them to meet mandatory stock ownership requirements. These full recourse loans bear interest at variable rates and principal and interest are payable no later than the death of the executive, termination of employment or five years. As of December 31, 2001 and 2000, these amounts loaned by JHFS to Company executives were $2.9 million and $3.6 million, respectively.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                     SCHEDULE I -- SUMMARY OF INVESTMENTS -
                   OTHER THAN INVESTMENTS IN RELATED PARTIES
                            AS OF DECEMBER 31, 2001
                                 (IN MILLIONS)


                  COLUMN A                COLUMN B   COLUMN C        COLUMN D

                                                                    AMOUNT AT
                                                                   WHICH SHOWN
                                                                     IN THE
                                                                  CONSOLIDATED
TYPE OF INVESTMENT                        COST (2)     VALUE      BALANCE SHEET
------------------                        ---------  ---------   ---------------
FIXED MATURITY SECURITIES,
 AVAILABLE-FOR-SALE:
Bonds:
United States government and government
 agencies and authorities................ $   332.7  $   330.1     $   330.1
States, municipalities and political
 subdivisions............................     202.6      206.9         206.9
Foreign governments......................     457.0      497.8         497.8
Public utilities.........................   3,178.5    3,198.0       3,198.0
Convertibles and bonds with warrants
 attached................................     496.7      503.5         503.5
All other corporate bonds................  30,405.2   30,644.0      30,644.0
Certificates of deposits.................        --         --            --
Redeemable preferred stock...............     705.3      691.8         691.8
                                          ---------  ---------     ---------
Total fixed maturity securities,
 available-for-sale...................... $35,778.0  $36,072.1     $36,072.1
                                          =========  =========     =========
EQUITY SECURITIES, AVAILABLE-FOR-SALE:
Common stocks:
Public utilities.........................        --         --            --
Banks, trust and insurance companies.....        --         --            --
Industrial, miscellaneous and all other.. $   307.2  $   433.7     $   433.7
Non-redeemable preferred stock...........     125.9      128.6         128.6
                                          ---------  ---------     ---------
Total equity securities,
 available-for-sale...................... $   433.1  $   562.3     $   562.3
                                          =========  =========     =========
FIXED MATURITY SECURITIES,
 HELD-TO-MATURITY:
Bonds
United States government and government
 agencies and authorities................ $    25.8  $    27.2     $    25.8
States, municipalities and political
 subdivisions............................     509.8      499.6         509.8
Foreign governments......................        --         --            --
Public utilities.........................     140.2      140.1         140.2
Convertibles and bonds with warrants
 attached................................        --         --            --
All other corporate bonds................   1,169.1    1,164.4       1,169.1
Certificates of deposits.................      78.6       76.9          78.6
Redeemable preferred stock...............        --         --            --
                                          ---------  ---------     ---------
Total fixed maturity securities,
 held-to-maturity........................ $ 1,923.5  $ 1,908.2     $ 1,923.5
                                          =========  =========     =========


The condensed financial information should be read in conjunction with the audited consolidated financial statements and notes thereto.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

                     SCHEDULE I -- SUMMARY OF INVESTMENTS -
             OTHER THAN INVESTMENTS IN RELATED PARTIES (CONTINUED)
                            AS OF DECEMBER 31, 2001
                                 (IN MILLIONS)


                  COLUMN A                COLUMN B   COLUMN C        COLUMN D

                                                                   AMOUNT AT
                                                                  WHICH SHOWN
                                                                    IN THE
                                                                 CONSOLIDATED
TYPE OF INVESTMENT                        COST (2)     VALUE     BALANCE SHEET
------------------                        ---------  ---------  ---------------
EQUITY SECURITIES, TRADING:
Common stocks:
Public utilities.........................        --         --            --
Banks, trust and insurance companies.....        --         --            --
Industrial, miscellaneous and all other   $     2.7  $     1.4     $     1.4
Non-redeemable preferred stock...........        --         --            --
                                          ---------  ---------     ---------
Total equity securities, trading.........       2.7        1.4           1.4
                                          ---------  ---------     ---------
Mortgage loans on real estate, net (1)...   9,779.8       XXXX       9,667.0
REAL ESTATE, NET:
Investment properties (1)................     290.0       XXXX         253.3
Acquired in satisfaction of debt (1).....     174.0       XXXX         127.1
Policy loans.............................   1,927.0       XXXX       1,927.0
Other long-term investments (2)..........   1,676.9       XXXX       1,676.9
Short-term investments...................      78.6       XXXX          78.6
                                          ---------  ---------     ---------
Total investments........................ $52,060.5  $38,544.0     $52,289.2
                                          =========  =========     =========


(1) Difference between Column B and Column D is primarily due to valuation allowances due to impairments on mortgage loans on real estate and due to accumulated depreciation. See Note 3 to the audited consolidated financial statements.

(2) Difference between Column B and Column C is primarily due to operating gains (losses) of investments in limited partnerships.

The condensed financial information should be read in conjunction with the audited consolidated financial statements and notes thereto.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
  AS OF DECEMBER 31, 2001, 2000 AND 1999 AND FOR EACH OF THE YEARS THEN ENDED
                                 (IN MILLIONS)

    COLUMN A                          COLUMN B          COLUMN C      COLUMN D        COLUMN E           COLUMN F

                                                        FUTURE
                                                        POLICY                         OTHER
                                                       BENEFITS,                      POLICY
                                      DEFERRED          LOSSES,                       CLAIMS
                                       POLICY           CLAIMS                          AND
                                    ACQUISITION        AND LOSS       UNEARNED        BENEFITS           PREMIUM
SEGMENT                                COSTS           EXPENSES     PREMIUMS (1)     PAYABLE (1)         REVENUE
-------                             -----------       ----------    ------------     -----------       -----------
2001:
Protection ...................       $ 2,557.1        $ 18,369.2        $ 280.4         $ 102.0         $ 1,363.8
Asset Gathering ..............           616.2           6,689.4             --             0.1              74.8
Guaranteed & Structured
 Financial Products ..........             8.8          24,375.1           65.7             4.9             483.3
Investment Management ........              --                --             --              --                --
Corporate & Other ............             4.2           1,284.4           (0.1)           96.8             430.0
                                     ---------        ----------        -------         -------         ---------
Total ........................       $ 3,186.3        $ 50,718.1        $ 346.0         $ 203.8         $ 2,351.9
                                     =========        ==========        =======         =======         =========
2000:
Protection ...................       $ 2,455.7        $ 16,671.2        $ 262.6         $  89.9         $ 1,295.5
Asset Gathering ..............           558.2           5,619.9             --            (4.5)             63.4
Guaranteed & Structured
 Financial Products ..........             8.5          21,944.2           60.4             0.7             620.3
Investment Management ........              --                --             --              --                --
Corporate & Other ............             4.7           1,488.3            0.1           170.3             411.5
                                     ---------        ----------        -------         -------         ---------
Total ........................       $ 3,027.1        $ 45,723.6        $ 323.1         $ 256.4         $ 2,390.7
                                     =========        ==========        =======         =======         =========
1999:
Protection ...................       $ 2,291.6        $ 15,035.0        $ 217.4         $ 112.1         $ 1,291.0
Asset Gathering ..............           521.5           5,166.8             --             0.2              17.2
Guaranteed & Structured
 Financial Products ..........             8.4          20,310.4           56.1             0.5             298.2
Investment Management ........              --                --             --              --                --
Corporate & Other ............             4.8           1,882.4            0.1           171.5             415.0
                                     ---------        ----------        -------         -------         ---------
Total ........................       $ 2,826.3        $ 42,394.6        $ 273.6         $ 284.3         $ 2,021.4
                                     =========        ==========        =======         =======         =========

The condensed financial information should be read in conjunction with the audited consolidated financial statements and notes thereto.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

   AS OF DECEMBER 31, 2001, 2000 AND 1999 AND FOR EACH OF THE YEARS THEN ENDED
                                  (IN MILLIONS)

       COLUMN A                  COLUMN B    COLUMN C          COLUMN D         COLUMN E
                                                             AMORTIZATION
                                                             OF DEFERRED
                                                                POLICY
                                                             ACQUISITION
                                             BENEFITS,     COSTS EXCLUDING
                                              CLAIMS,     AMOUNTS RELATED TO
                                   NET      LOSSES, AND      NET REALIZED         OTHER
                                INVESTMENT  SETTLEMENT   INVESTMENT AND OTHER   OPERATING
SEGMENT                           INCOME     EXPENSES       GAINS (LOSSES)      EXPENSES
-------                         ----------  -----------  --------------------  -----------
2001:
Protection .................     $1,258.5    $1,603.3          $171.3           $  346.0
Asset Gathering ............        498.5       441.6            75.0              452.4
Guaranteed & Structured
 Financial Products ........      1,834.5     1,869.2             2.4              107.0
Investment Management ......         28.7          --              --               97.9
Corporate & Other ..........         26.0       414.0             0.3              224.5
                                 --------    --------          ------           --------
Total ......................     $3,646.2    $4,328.1          $249.0           $1,227.8
                                 ========    ========          ======           ========
2000:
Protection .................     $1,196.3    $1,550.1          $106.0           $  405.2
Asset Gathering ............        445.8       371.3            78.8              557.2
Guaranteed & Structured
 Financial Products ........      1,741.9     1,963.4             2.6              108.8
Investment Management ......         22.7          --              --              132.7
Corporate & Other ..........        157.2       362.6            (0.3)              84.9
                                 --------    --------          ------           --------
Total                            $3,563.9    $4,247.4          $187.1           $1,288.8
                                 ========    ========          ======           ========
1999:
Protection .................     $1,101.9    $1,595.0          $ 69.2           $  401.2
Asset Gathering ............        388.6       299.3            53.5              542.1
Guaranteed & Structured
 Financial Products ........      1,681.3     1,959.9             3.1               94.5
Investment Management ......         45.9          --              --              127.2
Corporate & Other ..........        121.2       731.2            (0.8)              86.0
                                 --------    --------          ------           --------
Total ......................     $3,338.9    $4,585.4          $125.0           $1,251.0
                                 ========    ========          ======           ========

(1) Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

(2) Allocations of net investment income and certain operating expenses are based on a number of assumptions and estimates, and reported operating results would change by segment if different methods were applied.

The condensed financial information should be read in conjunction with the audited consolidated financial statements and notes thereto.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                           SCHEDULE IV - REINSURANCE
  AS OF DECEMBER 31, 2001, 2000 AND 1999 AND FOR EACH OF THE YEARS THEN ENDED:
                                 (IN MILLIONS)


                                                 ASSUMED                PERCENTAGE
                                     CEDED TO     FROM                   OF AMOUNT
                          GROSS       OTHER       OTHER       NET       ASSUMED TO
                          AMOUNT    COMPANIES   COMPANIES    AMOUNT         NET
                        ----------  ----------  ---------  ----------  ------------
2001:
Life insurance in
 force                  $282,557.8  $107,601.2  $27,940.6  $202,897.2      13.8%
                        ==========  ==========  =========  ==========
PREMIUMS:
Life insurance........     2,551.6       787.6      233.2     1,997.2      11.7%
Accident and health
 Insurance............       529.1       368.9      194.5       354.7      54.8%
P&C...................          --          --         --          --       0.0%
                        ----------  ----------  ---------  ----------
  Total...............  $  3,080.7  $  1,156.5  $   427.7  $  2,351.9      18.2%
                        ==========  ==========  =========  ==========

2000:
Life insurance in
 force                  $245,171.2  $ 49,119.2  $27,489.1  $223,541.0      12.3%
                        ==========  ==========  =========  ==========
PREMIUMS:
Life insurance........     2,369.9       313.7      279.0     2,335.2      11.9%
Accident and health
 Insurance............       810.4       941.3      186.4        55.5     335.9%
P&C...................          --          --         --          --       0.0%
                        ----------  ----------  ---------  ----------
  Total...............  $  3,180.3  $  1,255.0  $   465.4  $  2,390.7      19.5%
                        ==========  ==========  =========  ==========
1999:
Life insurance in
 force                  $283,946.1  $ 43,244.4  $29,214.6  $269,916.3      10.8%
                        ==========  ==========  =========  ==========
PREMIUMS:
Life insurance........     2,074.5       408.1      139.4     1,806.1       7.7%
Accident and health
 Insurance............       863.8       820.4      171.6       215.0      79.8%
P&C...................          --          --        0.3         0.3     100.0%
                        ----------  ----------  ---------  ----------
  Total...............  $  2,938.3  $  1,228.5  $   311.3  $  2,021.4      15.4%
                        ==========  ==========  =========  ==========


Note: The life insurance caption represents principally premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and the universal life insurance products.

The condensed financial information should be read in conjunction with the audited consolidated financial statements and notes thereto.

PART C.  OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(A)  FINANCIAL STATEMENTS.

1.   Condensed Financial Information

2.   Statement of Assets and Liabilities, John Hancock Variable Annuity
     Account U.

3.   Statement of Operations, John Hancock Variable Annuity Account U.

4.   Statement of Changes in Net Assets, John Hancock Variable Annuity
     Account U.

5.   Notes to Financial Statements, John Hancock Variable Annuity Account U.

6.   Statement of Financial Position, John Hancock Life Insurance Company.

7. Summary of Operations and Unassigned Deficit, John Hancock Life Insurance Company.

8.   Statement of Cash Flows, John Hancock Life Insurance Company.

9.   Notes to Financial Statements, John Hancock Life Insurance Company.


(B) EXHIBITS:

1. John Hancock Life Insurance Company Board Resolution establishing the John Hancock Variable Annuity Account U, dated April 8, 1996; incorporated herein by reference to the Registrant's Registration Statement, filed with the Commission on July 18, 1996.

2.   Not Applicable.

3. (a) Form of Distribution and Servicing Agreement by Signator Investors, Inc. (formerly known as "John Hancock Distributors, Inc."), John Hancock Life Insurance Company (formerly known as "John Hancock Mutual Life Insurance Company"), and John Hancock Variable Life Insurance Company, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement for John Hancock Variable Life Account S (File No. 333-15075) filed April 23, 1997.

     (b) Specimen Variable Contracts Selling Agreement between Signator Investors, Inc., and selling broker-dealers, incorporated by reference to Post-Effective Amendment Number 5 to File 333-16949, filed on Form N-4 on November 17, 2000.

4. Form of periodic payment deferred annuity contract (90-70), included in the original Form N-4 Registration Statement under the Securities Act of 1933 of this Account (File No. 33-34813) filed on May 4, 1990.

5. Form of annuity contract application (Form 15648) included in the original Form N-4 Registration Statement under the Securities Act of 1933 of this Account (File No. 33-34813) filed on May 4, 1990.

6. (a) John Hancock Life Insurance Company's Restated Articles of Organization, are incorporated by reference from Form S-6 to Post-Effective Amendment No. 10 to File No. 333-76662, filed on March 7, 2001.

     (b) John Hancock Life Insurance Company's Amended and Restated By-Laws are hereby incorporated by reference to the Annual Report filed on Form 10-K, file No. 333-45862, filed with the Commission on March 28, 2002.

7.   Not Applicable.

8.   Not Applicable.

9.   Opinion and Consent of Counsel, filed herewith.

10. (a) Representation of counsel incorporated by reference from File No. 333-81103, filed on Form N-4 on August 9, 1999.

     (b)  Consent of independent auditors filed herewith.

     (c) Power of attorney for David F. D'Alessandro, Foster L. Aborn, Wayne A. Budd, John M. Connors, Jr., John De Ciccio, Robert E. Fast, Kathleen Feldstein, Nelson F. Gifford, Michael C. Hawley, Edward H. Linde, Judith A. McHale, R. Robert Popeo, Richard F. Syron and Robert J. Tarr are incorporated by reference to File No. 333-67744, the initial registration statement filed on August 16, 2001. Power of attorney for Thomas P. Glynn, incorporated by reference to the initial registration statement to file No. 333-70734, filed on October 2, 2001.

11.  Not Applicable.

12.  Not Applicable.

13. Diagram of Subsidiaries of John Hancock Financial Services, Inc., John Hancock Life Insurance Company and John Hancock Variable Life Insurance Company, are incorporated by reference from the annual report of John Hancock Financial Services, Inc. filed on Form 10K (File No. 1-15670) on March 26, 2002.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Directors                 Positions with the Depositor
---------                 ----------------------------
Foster L. Aborn           Director
Wayne A. Budd             Director, Executive Vice President and
                          General Counsel, John Hancock
John M. Connors, Jr.      Director
David F. D'Alessandro     Chairman, President and Chief Executive Officer
John M. De Ciccio         Director
Robert E. Fast            Director
Kathleen Feldstein        Director
Nelson F. Gifford         Director
Thomas P. Glynn           Director
Michael C. Hawley         Director
Edward H. Linde           Director
Judith A. McHale          Director
R. Robert Popeo           Director
Richard F. Syron          Director
Robert J. Tarr, Jr.       Director


Executive Officers
-----------------------
Thomas E. Moloney         Senior Executive Vice President and Chief Financial
                          Officer
Derek Chilvers            Executive Vice
                          President, John Hancock,
                          Chairman and Chief
                          Executive Officer of
                          John Hancock
                          International Holdings, Inc.
Michael Bell              Senior Executive Vice President
Maureen R. Ford           Executive Vice President
Barry J. Rubenstein       Vice President, Counsel and Secretary
Robert F. Walters         Executive Vice President and Chief Information Officer


The principal business address for each of the above-named directors and officers of John Hancock is John Hancock Life Insurance Company, John Hancock Place, P.O. Box 111, Boston, MA 02117.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Registrant is a separate account of JHLICO, operated as a unit investment trust. Registrant supports benefits payable under JHLICO's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Variable Series Trust I and John Hancock Declaration Trust, (the "Trusts"), both of which are "series" types of mutual funds registered under the Investment Company Act of 1940 (the "Act") as open-end management investment companies. The Registrant and other separate accounts of John Hancock and JHLICO own controlling interests of the Trusts' outstanding shares. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trusts are used, will have the opportunity to instruct John Hancock and JHLICO with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, JHLICO directly controls Registrant.

ITEM 27.  NUMBER OF CONTRACT OWNERS

Registrant had 55,705 Contract Owners as of March 1, 2002.

ITEM 28.  INDEMNIFICATION

Article 8 of the Bylaws of John Hancock provides indemnification to each present and former director, officer, and employee of John Hancock against litigation expenses and liabilities incurred while acting as such, subject to limitations of law, including under the Act. No indemnification shall be paid if a director or officer is finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of John Hancock. John Hancock may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such amounts if he or she should be determined not to be entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that, in the opinion of the Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

(a) Signator Investors, Inc. is the principal underwriter for the Fund, John Hancock Variable Annuity Accounts, I, JF, U, V and H, John Hancock Variable Life Accounts S, U, and V, and John Hancock Variable Life Insurance Account UV.

(b) In response to this item, the response to Item 25 is hereby incorporated by reference.

(c) The information under "Distribution" in the statement of additional information, forming a part of this registration statement, is incorporated herein by reference.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The following entities prepare, maintain, and preserve the records required by
Section 31 (a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request:

Signator Investors, Inc., John Hancock Place, Boston, Massachusetts 02117, serves as Registrant's distributor and principal underwriter, and, in such capacities, keeps records regarding shareholders account records, cancelled stock certificates. JHVLICO (at the same address), in its capacity as Registrant's depositor, and John Hancock (at the same address), in its capacities as Registrant's investment adviser, transfer agent, keep all other records required by Section 31 (a) of the Act.

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus a space that an applicant can check to request a Statement of Additional Information, or to provide a toll-free telephone number that applicants may call for this purpose.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

(d) Registrant represents that, in connection with the sale of the Contracts offered pursuant to this Registration Statement, it has complied with the conditions of the SEC no-action letter regarding the purchase of variable annuity contracts under retirement plans meeting the requirements of
     Section 403(b) of the Internal Revenue Code (American Council of Life Insurance (pub. avail. Nov. 28, 188)). Specifically, Registrant (1) has included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in the prospectus; (2) will include appropriate disclosure regarding the redemption restrictions imposed by
     Section 403(b)(11) in any sales literature used in connection with the offer of the Contracts; (3) will instruct sales representatives specifically to bring the redemption restrictions imposed by Section 403(b)(11)
     to the attention of potential plan participants; and (4) will obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemptions imposed by Section 403(b)(11) and the (b) the investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his Accumulated Value or Surrender Value.

(e) John Hancock Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has caused this amendment to the registration statement to be signed on its behalf, in the City of Boston and the Commonwealth of Massachusetts, on April 29, 2002.

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U
                                  (REGISTRANT)

              By: John Hancock Life Insurance Company

                       By:     /s/ DAVID F. D'ALESSANDRO
                               -------------------------------------------
                               David F. D'Alessandro
                               Chairman, President and Chief Executive Officer

                       John Hancock Life Insurance Company
                                   (DEPOSITOR)

                       By:     /s/ DAVID F. D'ALESSANDRO
                               -------------------------------------------
                               David F. D'Alessandro
                               Chairman, President and Chief Executive Officer


Attest:  /s/ RONALD J. BOCAGE
         ----------------------------------
         Ronald J. Bocage
         Vice President and Counsel

As required by the Securities Act of 1933, this amendment to the registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                        Title                            Date
---------                        -----                            ----

/s/  THOMAS E. MOLONEY           Senior Executive Vice            April 29, 2002
-------------------------------  President and Chief Financial
      Thomas E. Moloney          Officer (Principal Financial
                                 Officer and Principal
                                 Accounting Officer)

/s/ DAVID F. D'ALESSANDRO        Chairman, President and Chief    April 29, 2002
-------------------------------  Executive Officer (Principal
     David F. D'Alessandro       Executive Officer)
     for himself and as
Attorney-
     in-Fact For:

Foster L. Aborn                  Director
Wayne A. Budd                    Director
John M. Connors, Jr.             Director
John M. De Ciccio                Director
Robert E. Fast                   Director
Kathleen Feldstein               Director
Nelson F. Gifford                Director
Thomas P. Glynn                  Director
Michael C. Hawley                Director
Edward H. Linde                  Director
Judith A. McHale                 Director
R. Robert Popeo                  Director
Richard F. Syron                 Director
Robert J. Tarr, Jr.              Director

Pursuant to the requirements of the Securities Act of 1933, the Registrant, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on April 29, 2002.

                             ON BEHALF OF REGISTRANT

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U
                                  (REGISTRANT)

                           By: John Hancock Life Insurance Company

                             By: /s/ DAVID F. D'ALESSANDRO
                                 -------------------------------------------
                                 David F. D'Alessandro
                                 Chairman, President and Chief Executive Officer

                           By: John Hancock Life Insurance Company
                                         (DEPOSITOR)



(Seal)
                             By: /s/ DAVID F. D'ALESSANDRO
                                 -------------------------------------------
                                 David F. D'Alessandro
                                 Chairman, President and Chief Executive Officer

Attest:  /s/ RONALD J. BOCAGE
         ----------------------------------
         Ronald J. Bocage
         Vice President and Counsel

                                INDEX TO EXHIBITS

                                    FORM N-4

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

Exhibits

10.A      Representation of Counsel
10.B      Consent of Independent Auditors